As filed with the Securities and Exchange Commission on August 21, 2017.

1933 Act File No. 333-219187

1940 Act File No. 811-23271

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 3 and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  3

USAA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

9800 Fredericksburg Road, San Antonio, TX 78288

(Address of Principal Executive Offices) (Zip Code) Registrant’s Telephone Number, including Area Code

(210) 498-0226

James G. Whetzel, Secretary
USAA ETF TRUST

9800 Fredericksburg Road San Antonio, TX 78288-0227

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement

The Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Subject to Completion

Preliminary Prospectus Dated [ ], 2017.

PROSPECTUS

USAA CORE SHORT-TERM BOND ETF (USTB)

USAA CORE INTERMEDIATE-TERM BOND ETF (UITB)

OCTOBER X, 2017

Exchange-traded fund shares are not individually redeemable and are listed on NYSE Arca, Inc. The Securities and Exchange Commission has not approved or disapproved of these Funds' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

USAA Core Short-Term Bond Summary
Investment Objective ...............................................	1
Fees and Expenses.................................................	1
Principal Investment Strategy ......................................	2
Principal Risks ......................................................	2
Performance ........................................................	6
Investment Adviser .................................................	6
Portfolio Manager...................................................	6
Purchase and Sale of Shares......................................	6
Tax Information .....................................................	7
Payments to Broker-Dealers and Other Financial
Intermediaries .....................................................	7
USAA Core Intermediate-Term Bond ETF Summary
Investment Objective ...............................................	8
Fees and Expenses.................................................	8
Principal Investment Strategy ......................................	9
Principal Risks ......................................................	9
Performance ........................................................	13
Investment Adviser .................................................	13
Portfolio Manager...................................................	13
Purchase and Sale of Shares......................................	13
Tax Information .....................................................	14
Payments to Broker-Dealers and Other Financial
Intermediaries .....................................................	14
Fund Prospectus
Investment Objective ...............................................	15
Principal Investment Strategies ....................................	15
More Information on each Fund's Investment Strategy ...........	16
Risks ................................................................	18
Fund Management .................................................	27
Portfolio Manager...................................................	29
Portfolio Holdings ...................................................	30

Buying and Selling Shares of the ETFS ...........................	30
Other Important Shareholder Information .........................	32
Financial Highlights.................................................	39

INVESTMENT OBJECTIVE

The USAA Core Short-Term Bond ETF (the "Fund") seeks high current income consistent with preservation of principal.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on estimated expenses for the current fiscal year. You also may pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.25%

Distribution and/or Service (12b-1) Fees	None

Other Expenses (inclusive of Administration and Operating Services Fees)	0.15%1
Total Annual Operating Expenses	0.40%

Fee Waiver	(0.05%)2
Total Annual Operating Expenses after Fee Waiver	0.35%

1USAA Asset Management Company ("AMCO" or "Adviser") has entered into an Administration and Operating Services Agreement with the Fund. Under the terms of this agreement, the Adviser has contractually agreed, in exchange for an annualized fee of 0.15% of the average daily net assets of the Fund, to provide administrative services to the Fund and to pay all operating expenses of the Fund through [one year after effective date], excluding distribution and/or service fees, taxes, brokerage commissions and transaction costs, acquired fund fees and expenses, and extraordinary expenses. "Other Expenses" is an estimate based on the expenses that the Fund expects to incur for the current fiscal year.

2The Adviser has contractually agreed to waive a portion of its management fees in an amount equal to 0.05% of the average daily net assets of the Fund through [date] and the waiver cannot be terminated or reduced without approval of the Fund's Board of Trustees ("Board") during that term.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you may pay when purchasing or selling shares. This example assumes (1) a 5% annual return, (2) that the Fund's operating expenses remain the same, (3) that the fee waiver is not continued beyond one year, and (4) you sell all of your shares at the end of the stated period. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment:

Prospectus | 1

1 Year	3 Years

$36	$123

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. Because the Fund has not yet commenced operations as of the date of the Prospectus, there is no portfolio turnover information quoted for the Fund.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes, exclusive of collateral held from securities lending) in debt securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund primarily invests in securities that have a dollar-weighted average portfolio maturity of three years or less. The debt securities in which the Fund may invest include a mix of government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics. The Fund will invest primarily in investment-grade securities, but may invest up to 20% of its net assets in below-investment-grade securities, which are sometimes referred to as high-yield securities or "junk" bonds.

The Fund may not invest more than 20% of fixed-income securities (by weight of all fixed-income securities in the portfolio) in non-agency, non-government sponsored entities (GSEs), privately issued mortgage- or asset-backed securities.

The Fund may use derivatives, such as futures, foreign exchange derivatives, options, and swaps, to increase or decrease its exposure to changing security prices or other factors that affect security values, to enhance income, to hedge against certain risks, or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.

PRINCIPAL RISKS

Asset-Backed and Mortgage-Backed Securities Risk: Mortgage- and asset-backed securities (MBS or ABS, respectively), including collateralized debt obligations and collateralized mortgage obligations, differ from

2 | USAA Core Bond ETFs

<

conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. These securities also are subject to extension risk, which is the risk that the life of the ABS or MBS may be extended due to higher interest rates and lower prepayments. As a result, the value of the securities will decrease. MBS also are subject to the risk of high default rates on the mortgages within the mortgage pool.

Authorized Participant Concentration Risk: At certain times, the Fund's shares may have a limited number of Authorized Participants, which are financial institutions that are able to purchase and redeem a large specified number of shares of the Fund "Creation Units." To the extent they cannot or otherwise are unwilling to engage in creation and redemption transactions and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value ("NAV") and may face trading halts and delisting from the exchange.
 Debt Securities or Bond Risk: The Fund is subject to the risk that the market value of the bonds in the Fund's portfolio will fluctuate because of changes in interest rates, changes in the supply and demand of debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; and conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to low rates. The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return.
Derivatives Risk: Derivatives, including swap agreements, options, and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage, and liquidity risks. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the

Prospectus | 3

risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Exchange-Traded Fund ("ETF") Risk: The Fund's shares are traded on an exchange and are bought and sold on the secondary market at market prices. The shares may trade at a premium or discount to NAV; and as a result, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. Investors buying or selling shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. The Fund's investments in other investment companies are subject to statutory limitations prescribed by the Investment Company Act of 1940 (the "1940 Act"). It is possible that an active trading market for the shares will not be maintained, or that trading in the shares will be halted such as due to market-wide trading halts or due to the shares no longer meeting the listing requirements of the exchange.

High-Yield Bond Risk: Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater credit and liquidity risk than investment-grade securities. Their prices also may be more volatile, especially during economic downturns and financial setbacks or liquidity events. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments. These securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer's continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment grade debt securities, and the overreliance on credit ratings may present additional risks.

Liquidity Risk: The Fund is subject to liquidity risk, which is the risk that a fund's investment may be difficult to purchase or sell and that an investment may not be sold or disposed of at an advantageous price or time.

Management Risk: The Fund is actively managed. The Adviser's judgments about a particular security, markets, or investment strategy may prove to be incorrect and may cause the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.

Market Risk: Any investment involves risk, and there is no assurance that the Fund's investment objective will be achieved. Losing money is a risk of investing in the Fund. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments, and/or general economic conditions throughout the world due to increasingly interconnected global economies and

4 | USAA Core Bond ETFs

financial markets, or general negative investor sentiment. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Regulatory Risk: The Fund is subject to regulatory risk, which is the risk that legislative, regulatory, or tax policies or developments may have an adverse impact on the value of the Fund's investments and the Fund's NAV.

Securities Lending Risk: The Fund may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in a money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions.

Seed Investor or Large Shareholder Risk: Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund's shares. In addition, seed investors, such as the Adviser, an affiliate of the Adviser, an Authorized Participant, a lead market maker, or other entity, may contribute all or a majority of the assets in the Fund to facilitate commencement of the Fund or to facilitate the Fund's achieving a specified size or scale. There is a risk that such large shareholders or seed investors may redeem their investments in the Fund, which could have a significant negative impact on the Fund's NAV, market price, and brokerage costs.

 Tax-Efficiency Risk: Creations and redemptions of shares may be effected for cash, rather than in-kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in-kind.

U.S. Government Sponsored Enterprises ("GSEs") Risk: While mortgage-backed securities, the value of which may be impacted by factors affecting the housing market, and other securities issued by certain GSEs, such as the Government National Mortgage Association ("Ginnie Mae"), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs are supported only by the right of the GSE (including the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae")) to borrow from the

U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or by the credit of the issuing agency, instrumentality,

Prospectus | 5

or corporation, and are neither issued nor guaranteed by the U.S. Treasury. If the GSE were to default on its obligations, the Fund might not be able to recover its investment.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

Performance history for the Fund will be available in the prospectus after the Fund has been in operation for one full calendar year. For the most updated performance information for the Fund, log on to usaa.com or call (800)

531-USAA (8722) or (210) 531-8722.

INVESTMENT ADVISER

USAA Asset Management Company ("AMCO" or "Adviser")

PORTFOLIO MANAGER

Brian W. Smith, CFA, CPA, Executive Director, has co-managed the Fund since [date] 2017.

Julianne Bass, CFA, Vice President and Portfolio Manager has co-managed the Fund since [date] 2017.

Kurt Daum, JD, Executive Director, has co-managed the Fund since [date] 2017.

John Spear, CFA, Senior Vice President, Chief Investment Officer of USAA Investments, has co-managed the Fund since [date] 2017.

PURCHASE AND SALE OF SHARES

Shares of the Fund may only be purchased and sold in the secondary market through brokers. Shares of the Fund are listed and traded on NYSE Arca, Inc. The price you pay or receive for shares will be the prevailing market price, which may be more or less than the NAV of the shares. The Fund will issue and redeem shares at NAV only to certain authorized participants and only in a large block of 50,000 shares or multiples thereof. Each block of 50,000 shares is a Creation Unit. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund. Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer.

6 | USAA Core Bond ETFs

TAX INFORMATION

The Fund intends to make distributions that are taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus | 7

INVESTMENT OBJECTIVE

The USAA Core Intermediate-Term Bond ETF (the "Fund") seeks high current income without undue risk to principal.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on estimated expenses for the current fiscal year. You also may pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.30%

Distribution and/or Service (12b-1) Fees	None

Other Expenses (inclusive of Administration and Operating Services Fees)	0.15%1
Total Annual Operating Expenses	0.45%

Fee Waiver	(0.05%)2
Total Annual Operating Expenses after Fee Waiver	0.40%

1USAA Asset Management Company ("AMCO" or "Adviser") has entered into an Administration and Operating Services Agreement with the Fund. Under the terms of this agreement, the Adviser has contractually agreed, in exchange for an annualized fee of 0.15% of the average daily net assets of the Fund, to provide administrative services to the Fund and to pay all operating expenses of the Fund through [one year after effective date], excluding distribution and/or service fees, taxes, brokerage commissions and transaction costs, acquired fund fees and expenses, and extraordinary expenses. "Other Expenses" is an estimate based on the expenses that the Fund expects to incur for the current fiscal year.

2The Adviser has contractually agreed to waive a portion of its management fees in an amount equal to 0.05% of the average daily net assets of the Fund through [date] and the waiver cannot be terminated or reduced without approval of the Fund's Board of Trustees ("Board") during that term.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you may pay when purchasing or selling shares. This example assumes (1) a 5% annual return, (2) that the Fund's operating expenses remain the same, (3) that the fee waiver is not continued beyond one year, and (4) you sell all of your shares at the end of the stated period. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment:

8 | USAA Core Bond ETFs

1 Year	3 Years

$41	$139

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. Because the Fund has not yet commenced operations as of the date of the Prospectus, there is no portfolio turnover information quoted for the Fund.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes, exclusive of collateral held from securities lending) in debt securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund primarily invests in securities that have a dollar-weighted average portfolio maturity three to ten years. The debt securities in which the Fund may invest include a mix of government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics. The Fund will invest primarily in investment-grade securities, but may invest up to 25% of its net assets in below-investment-grade securities, which are sometimes referred to as high-yield securities or "junk" bonds.

The Fund may not invest more than 20% of fixed-income securities (by weight of all fixed-income securities in the portfolio) in non-agency, non-government sponsored entities (GSEs), privately issued mortgage- or asset-backed securities.

The Fund may use derivatives, such as futures, foreign exchange derivatives, options, and swaps, to increase or decrease its exposure to changing security prices or other factors that affect security values, to enhance income, to hedge against certain risks, or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.

PRINCIPAL RISKS

Asset-Backed and Mortgage-Backed Securities Risk: Mortgage- and asset-backed securities (MBS or ABS, respectively), including collateralized debt obligations and collateralized mortgage obligations, differ from

Prospectus | 9

conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. These securities also are subject to extension risk, which is the risk that the life of the ABS or MBS may be extended due to higher interest rates and lower prepayments. As a result, the value of the securities will decrease. MBS also are subject to the risk of high default rates on the mortgages within the mortgage pool.

Authorized Participant Concentration Risk: At certain times, the Fund's shares may have a limited number of Authorized Participants, which are financial institutions that are able to purchase and redeem a large specified number of shares of the Fund "Creation Units." To the extent they cannot or otherwise are unwilling to engage in creation and redemption transactions and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value ("NAV") and may face trading halts and delisting from the exchange.

Debt Securities or Bond Risk: The Fund is subject to the risk that the market value of the bonds in the Fund's portfolio will fluctuate because of changes in interest rates, changes in the supply and demand of debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; and conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to low rates. The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return.

Derivatives Risk: Derivatives, including swap agreements, options, and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage, and liquidity risks. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the

10 | USAA Core Bond ETFs

risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Exchange-Traded Fund ("ETF") Risk: The Fund's shares are traded on an exchange and are bought and sold on the secondary market at market prices. The shares may trade at a premium or discount to NAV; and as a result, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. Investors buying or selling shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. The Fund's investments in other investment companies are subject to statutory limitations prescribed by the Investment Company Act of 1940 (the "1940 Act"). It is possible that an active trading market for the shares will not be maintained, or that trading in the shares will be halted such as due to market-wide trading halts or due to the shares no longer meeting the listing requirements of the exchange.

High-Yield Bond Risk: Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater credit and liquidity risk than investment-grade securities. Their prices also may be more volatile, especially during economic downturns and financial setbacks or liquidity events. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments. These securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer's continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment grade debt securities, and the over reliance on credit ratings may present additional risks.

Liquidity Risk: The Fund is subject to liquidity risk, which is the risk that a fund's investment may be difficult to purchase or sell and that an investment may not be sold or disposed of at an advantageous price or time.

Management Risk: The Fund is actively managed. The Adviser's judgments about a particular security, markets, or investment strategy may prove to be incorrect and may cause the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.

Market Risk: Any investment involves risk, and there is no assurance that the Fund's investment objective will be achieved. Losing money is a risk of investing in the Fund. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments, and/or general economic conditions throughout the world due to increasingly interconnected global economies and

Prospectus | 11

financial markets, or general negative investor sentiment. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Regulatory Risk: The Fund is subject to regulatory risk, which is the risk that legislative, regulatory, or tax policies or developments may have an adverse impact on the value of the Fund's investments and the Fund's NAV.

Securities Lending Risk: The Fund may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in a money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions.

Seed Investor or Large Shareholder Risk: Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund's shares. In addition, seed investors, such as the Adviser, an affiliate of the Adviser, an Authorized Participant, a lead market maker, or other entity, may contribute all or a majority of the assets in the Fund to facilitate commencement of the Fund or to facilitate the Fund's achieving a specified size or scale. There is a risk that such large shareholders or seed investors may redeem their investments in the Fund, which could have a significant negative impact on the Fund's NAV, market price, and brokerage costs.

Tax-Efficiency Risk: Creations and redemptions of shares may be effected for cash, rather than in-kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in-kind.

U.S. Government Sponsored Enterprises ("GSEs") Risk: While mortgage-backed securities, the value of which may be impacted by factors affecting the housing market, and other securities issued by certain GSEs, such as the Government National Mortgage Association ("Ginnie Mae"), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs are supported only by the right of the GSE (including the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae")) to borrow from the

U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or by the credit of the issuing agency, instrumentality,

12 | USAA Core Bond ETFs

or corporation, and are neither issued nor guaranteed by the U.S. Treasury. If the GSE were to default on its obligations, the Fund might not be able to recover its investment.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

Performance history for the Fund will be available in the prospectus after the Fund has been in operation for one full calendar year. For the most updated performance information for the Fund, log on to usaa.com or call (800)

531-USAA (8722) or (210) 531-8722.

INVESTMENT ADVISER

USAA Asset Management Company ("AMCO" or "Adviser")

PORTFOLIO MANAGER

Julianne Bass, CFA, Vice President and Portfolio Manager has co-managed the Fund since [date] 2017.

Kurt Daum, JD, Executive Director, has co-managed the Fund since [date] 2017.

Brian W. Smith, CFA, CPA, Executive Director, has co-managed the Fund since [date] 2017.

John Spear, CFA, Senior Vice President, Chief Investment Officer of USAA Investments, has co-managed the Fund since [date] 2017.

PURCHASE AND SALE OF SHARES

Shares of the Fund may only be purchased and sold in the secondary market through brokers. Shares of the Fund are listed and traded on NYSE Arca, Inc. The price you pay or receive for shares will be the prevailing market price, which may be more or less than the NAV of the shares. The Fund will issue and redeem shares at NAV only to certain authorized participants and only in a large block of 50,000 shares or multiples thereof. Each block of 50,000 shares is a Creation Unit. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund. Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer.

Prospectus | 13

TAX INFORMATION

The Fund intends to make distributions that are taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

14 | USAA Core Bond ETFs

INVESTMENT OBJECTIVE

Each Fund has its own investment objective as described below. The Funds' Board of Trustees (the "Board") may change a Fund's investment objective without shareholder approval. There is no guarantee that a Fund will achieve its investment objective.

Fund	Objective

USAA Core Short-Term Bond	The Fund seeks high current income
ETF	consistent with the preservation of principal.

USAA Core	The Fund seeks high current income without
Intermediate-Term Bond ETF	undue risk to principal.

PRINCIPAL INVESTMENT

STRATEGIES

The following explains the principal investment strategies and policies that each Fund uses to pursue its investment objective.

USAA Core Short-Term Bond ETF

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes, exclusive of collateral held from securities lending) in debt securities, and in derivatives and other instruments that have economic characteristics similar to such securities. This 80% policy may be changed upon at least 60 days' written notice to shareholders. The Fund primarily invests in securities that have a dollar-weighted average portfolio maturity of three years or less. The debt securities in which the Fund may invest include government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics. The Fund will invest primarily in investment-grade securities, but may invest up to 20% of its net assets in below-investment-grade securities, which are sometimes referred to as high-yield securities or "junk" bonds.

USAA Core Intermediate-Term Bond ETF

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes, exclusive of collateral held from securities lending) in debt securities and in derivatives and other instruments that have economic characteristics similar to such securities. This 80% policy may be changed upon at least 60 days' written notice to

Prospectus | 15

shareholders. The Fund primarily invests in securities that have a dollar-weighted average portfolio maturity between three to 10 years. The debt securities in which the Fund may invest include government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics. The Fund will invest primarily in investment-grade securities, but may invest up to 25% of its net assets in below-investment-grade securities, which are sometimes referred to as high-yield or "junk" bonds.

MORE INFORMATION ON EACH FUND'S INVESTMENT STRATEGY

The Funds will invest primarily in investment-grade securities, which include securities (a) issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as (b) securities rated or subject to a guarantee that is rated within the investment-grade categories listed by at least one of the Nationally Recognized Statistical Rating Organizations ("NRSROs"), or

(c)unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. Below are the current investment-grade ratings for four NRSROs:

	Long-Term	Short-Term
Rating Agency	Debt Securities	Debt Securities

Moody's Investors Service,		At least Prime–3 or
Inc.	At least Baa3	MIG 3/VMIG 3

S&P Global Ratings	At least BBB –	At least A–3 or SP–2

Fitch Ratings Inc.	At least BBB –	At least F3

Dominion Bond Rating
Service Limited	At least BBB low	At least R–2 low

Each Fund may invest up to 20% of its net assets in foreign debt securities, including non-U.S. dollar-denominated securities and emerging market countries (i.e., those that are in the early stages of their industrial cycles) securities. Each Fund also may invest in securities not considered foreign securities that carry foreign credit exposure.

Each Fund may invest in fixed-income securities that include mortgage- and asset-backed securities ("MBS" or "ABS"). Generally, MBS or ABS represent a pool of mortgages or other expected asset-based stream of payments, such as credit card receivables or automobile loans, which are packaged together and sold to investors. The investors are then entitled to the payments of interest and principal. Types of MBS in which the Fund may invest include, but are not limited to, collateralized mortgage obligations ("CMO"),

16 | USAA Core Bond ETFs

commercial mortgage-backed securities ("CMBS"), and interest-only CMBS. Each Fund may not invest more than 20% of fixed-income securities (by weight of all fixed-income securities in the portfolio) in non-agency, non-government sponsored entities ("GSEs"), privately issued MBS or ABS.

Each Fund also may invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities and commodity futures contracts.

Each Fund may invest in fixed-income securities, which include money market instruments and repurchase agreements. A repurchase agreement represents a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller at an agreed upon price on an agreed upon date, the resale price of which reflects the purchase price plus an agreed upon market rate of interest.

Each Fund may use derivatives, such as futures, foreign exchange derivatives, options, and swaps, to increase or decrease its exposure to changing security prices or other factors that affect security values, to enhance income, to hedge against certain risks, or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.

Each Fund may seek to earn additional income by lending its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Each Fund may invest securities lending collateral in one or more unaffiliated money market funds or securities that are consistent with the Funds' investment objectives.

The Adviser searches for securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. The Adviser recognizes value by simultaneously analyzing the interaction of these factors among the securities available in the market.

The Adviser will sell a security to minimize credit risk, to meet liquidity needs of the Fund, or if an attractive replacement is available.

TEMPORARY DEFENSIVE STRATEGY

Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The effect of taking such a temporary defensive position is that a Fund may not achieve its investment objective.

Prospectus | 17

RISKS

Authorized Participant Concentration Risk: At certain times, the Fund's shares may have a limited number of Authorized Participants, which are financial institutions that are able to purchase and redeem a large specified number of shares of the Fund "Creation Units." To the extent they cannot or otherwise are unwilling to engage in creation and redemption transactions and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and delisting from the exchange.

Asset-Backed and Mortgage-Backed Securities Risk: Asset-backed securities represent interests in pools of mortgages, loans, receivables, or other assets. Mortgage-backed securities are a type of asset-backed security that represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements.

Asset-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. A Fund may receive unscheduled prepayments of principal before the security's maturity date due to voluntary prepayments, refinancings, or foreclosures on the underlying mortgage loans. To a Fund, this means a loss of anticipated interest and a portion of its principal investment represented by any premium the Fund may have paid. In a period of rising interest rates, if a Fund holds mortgage-backed securities, it may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, which places additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. In addition, adjustable and fixed rate mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates.

A Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities may have more credit risk due to the creditworthiness of the collateral compared to mortgage assets. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. Asset-backed securities also may be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally.

18 | USAA Core Bond ETFs

Asset-backed security values also may be affected by other factors including the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement.

If a Fund purchases asset-backed or mortgage-backed securities that are "subordinated" to other interests in the same pool of assets, the Fund as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to a Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to "subprime" borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. Moreover, instability in the markets for mortgage-backed and asset-backed securities, as well as the perceived financial strength of the issuer and specific restrictions on resale of the securities, may affect the liquidity of such securities, which means that it may be difficult (or impossible) to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Fund may have to hold these securities longer than it would like, forgo other investment opportunities, or incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage-backed and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities. This lack of liquidity may affect a Fund's NAV and total return adversely during the time the Fund holds these securities.

Convertible Securities Risk: Each Fund may invest in convertible securities, the value of which fluctuates in relation to changes in interest rates, the credit quality of the issuer, and in the value of the underlying common stock. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security generally is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the current market price of the security. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into underlying common stock, or sell it to a third party. Convertible securities are subject to equity risk, interest rate

Prospectus | 19

risk, and credit risk, and are often lower-quality securities, which means that they are subject to the same risks as an investment in high-yield debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. In addition, because companies that issue convertible securities are often small- or mid-cap companies, to the extent a Fund invests in convertible securities, it will be subject to the risks of investing in these companies. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies. Convertible securities normally are "junior" securities, which means an issuer usually must pay interest on its non-convertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, the securities may become worthless and a Fund could lose its entire investment. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company's common stock holders but after holders of any senior debt obligations of the company.

Credit Risk: Credit risk is the possibility that an issuer of a fixed-income security will fail to make timely interest and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. All fixed-income securities varying from the highest quality to the very speculative have some degree of credit risk. Each Fund accepts some credit risk as a recognized means to enhance investors' return. To the extent a Fund invests in government securities, credit risk will be limited.

When evaluating potential investments for a Fund, our analysts independently assess credit risk and its potential impact on the Fund's portfolio. In addition, the credit rating agencies may provide estimates of the credit quality of the securities. The ratings may not take into account every risk that interest or principal will be repaid on a timely basis. Lower credit ratings typically correspond to higher credit risk and higher credit ratings typically correspond to lower perceived risk. Credit ratings do not provide assurance against default or other loss of money. The Adviser attempts to minimize a Fund's overall credit risk by primarily investing in fixed-income securities considered at least investment grade at the time of purchase and diversifying a Fund's investments across many securities with slightly different risk characteristics, economic sectors, and geographic regions. If a random credit event should occur, such as a default, a Fund generally would suffer a smaller loss than if the Fund were concentrated in relatively large holdings with highly correlated risks.

Debt Securities or Bond Risk: Each Fund is subject to the risk that the market value of the bonds in the Fund's portfolio will fluctuate because of changes in interest rates, changes in the supply and demand of debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; and

20 | USAA Core Bond ETFs

conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. A Fund may be subject to a greater risk of rising interest rates due to low rates. The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Each Fund accepts some credit risk as a recognized means to enhance an investor's return.

Derivatives Risk: Derivatives, including swap agreements, options, and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that a Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of adverse interest rate movements; and the risk that the derivatives transaction could expose a Fund to the effects of leverage causing the Fund to lose more money than it invested. There is no guarantee that derivatives activities will be employed or that they will work, and their use could lower returns or even losses to the Fund. Derivatives also may be harder to value, less tax-efficient, and subject to changing government regulation that could impact the Fund's ability to use certain derivatives or their cost.

Exchange-Traded Fund ("ETF") Risk: An investment in ETFs involves certain further risks because they, unlike traditional mutual funds, are traded on an exchange. ETFs are subject to the following risks: (i) the market price of the ETF's shares may trade at a premium or discount to the ETF's NAV;

(ii)an active trading market for an ETF may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected. A Fund's investments in other investment companies are subject to statutory limitations prescribed by the 1940 Act. Investors buying or selling shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Prospectus | 21

Foreign Investing Risk: Foreign investing risk is the possibility that the value of a Fund's investments in foreign securities will decrease because of currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; less publicly available information about foreign issuers; difficulties in obtaining legal judgments; foreign withholding taxes; among other challenges on non-U.S. investments. Foreign investing may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. Foreign investments may be more difficult to value than U.S. securities. Risks that require additional consideration are:

￿Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

￿Depositary Receipts Risk: Foreign securities may trade in the form of depositary receipts, which include ADRs and GDRs (collectively "Depositary Receipts"). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

￿Emerging Markets Risk: Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that generally are less economically diverse and mature than those in the United States and to political systems that may be less stable. Investments in emerging markets may be subject to the risk of abrupt and severe price declines and their financial markets often lack

22 | USAA Core Bond ETFs

liquidity. In addition, emerging market countries may be more likely than developed countries to experience rapid and significant adverse developments in their political or economic structures. Emerging market economies also may be overly reliant on particular industries, and more vulnerable to shifts in international trade, trade barriers, and other protectionist or retaliatory measures. Governments in many emerging market countries participate to a significant degree in their economies and securities markets. Some emerging market countries restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or may nationalize or expropriate the assets of private companies. Emerging market countries also may be subject to high inflation and rapid currency devaluations and currency-hedging techniques may be unavailable in certain emerging market countries.

￿Political Risk: Political risk includes a greater potential for coups d'état, revolts, and expropriation by governmental organizations.

￿European Economic Risk: In June 2016, the United Kingdom ("UK") approved a referendum to leave the European Union ("EU"), commonly referred to as the "Brexit." The impact of Brexit is so far uncertain.

The effect on the UK's economy will likely depend on the nature of trade relations with the EU following its exit, a matter to be negotiated. The decision may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the UK and European economies, as well as the broader global economy for some time.

High-Yield Bond Risk: Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater credit and liquidity risk than investment-grade securities. Their prices also may be more volatile, especially during economic downturns and financial setbacks or liquidity events. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments. These securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer's continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment grade debt securities, and the overreliance on credit ratings may present additional risks.

Interest Rate Risk: A Fund is subject to the risk that the market value of the bonds in a Fund's portfolio will fluctuate because of changes in interest rates, changes in supply and demand for investment securities, or other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; and conversely,

Prospectus | 23

when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Duration is a measure that relates the expected price volatility of a bond to changes in interest rates. The duration of a bond may be shorter than or equal to the full maturity of a bond. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. Bonds with longer durations have more risk and will decrease in price as interest rates rise. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter duration.

￿If interest rates increase, the yield of a Fund may increase and the market value of a Fund's securities may decline, adversely affecting the Fund's NAV and total return.

￿If interest rates decrease, the yield of a Fund may decrease and the market value of a Fund's securities may increase, which may increase a Fund's NAV and total return.

In the years following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the "Fed") attempted to stabilize the U.S. economy and support its recovery by keeping the federal funds interest rate at or near zero percent and by purchasing large quantities of U.S. government securities on the open market (referred to as "quantitative easing"). In October 2015, the Fed ended its quantitative easing program. As a result of the Fed's interest rate policies and quantitative easing program, interest rates are historically low. While rates remain low, the Fed raised rates and is expected to continue doing so in the future. There is a risk that interest rates will remain low or decrease, which could adversely affect a Fund's yield and, therefore, performance. There is also a risk that if interest rates across the U.S. financial system rise significantly or rapidly, a Fund may be subject to greater interest rate risk.

The Fed's policy changes and related market speculation as to the timing of interest rate increases may expose fixed-income markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of a Fund's investments and share price to decline. For example, market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity of fixed-income securities could hurt a Fund's performance.

Liquidity Risk: Certain securities held by a Fund may be difficult (or impossible) to buy or sell at the time and at the price a Fund would like due to a variety of factors, including general market conditions, the perceived

24 | USAA Core Bond ETFs

financial strength of the issuer, specific restrictions on resale of the securities, infrequent trading, or lack of market participants. Liquidity is a general investment risk that potentially could impact any security, but funds that invest in privately placed securities, certain small-company securities, high-yield bonds, certain mortgage-backed or asset-backed securities, foreign or emerging market securities, derivatives, or other structured investments, which all have experienced periods of illiquidity, generally are subject to greater liquidity risk than funds that do not invest in these types of securities. The Fund may also experience reduced liquidity if it has unusually high redemption requests. Reduced liquidity means that the Fund may have difficulty meeting redemptions requests, be unable to achieve its desired level of exposure to a certain market or sector, need to dispose of certain securities, adversely impact the valuation of certain securities at an unfavorable price, or forgo investment opportunities. In addition, reduced liquidity could impact the Fund's performance negatively.

Management Risk: Each Fund is subject to management risk, which is the possibility that the investment techniques and risk analyses used in managing a Fund's portfolio will not produce the desired results.

Market Risk. Any investment involves risk, and there is no assurance that the Fund's investment objective will be achieved. Losing money is a risk of investing in the Fund. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments, and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets, or general negative investor sentiment. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. In addition, markets and market-participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect

Prospectus | 25

on domestic and international economies, and could add significantly to the risks of increased volatility for a Fund. Equity securities tend to be more volatile than debt securities.

Preferred Stock Risk: Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. Unlike interest payments on debt securities, dividends on preferred stock generally are payable at the discretion of the issuer's board of directors. Shareholders may suffer a loss of value if dividends are not paid. In certain situations an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks generally are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

Regulatory Risk: Each Fund is subject to regulatory risk, which is the risk that legislative, regulatory, or tax policies or developments may have an adverse impact on the value of the Fund's investments and the Fund's NAV.

Repurchase Agreement Risk: Repurchase agreements carry several risks. Although transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to a Fund as a defaulting counterparty could delay or prevent a Fund's recovery of collateral. For example, if the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, a Fund may suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by a Fund are less than the repurchase price.

Securities Lending Risk: A Fund may lend portfolio securities to broker-dealers or other institutions on a fully collateralized basis. There is a risk of delay in recovering a loaned security and/or risk of loss in collateral if the borrower becomes insolvent. There also is risk of loss if the borrower defaults and fails to return the loaned securities. A Fund could incur losses on the reinvestment of cash collateral from the loan, if the value of the short-term investments acquired with the cash collateral is less than the amount of cash collateral required to be returned to the borrower.

Seed Investor or Large Shareholder Risk: Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund's shares. In addition, seed investors, such as the Adviser, an affiliate of the Adviser, an Authorized Participant, a lead market maker, or other entity, may contribute all or a majority of the assets in the Fund to facilitate commencement of the Fund or to facilitate the Fund's achieving a specified size or scale. To the extent a seed investor in the Fund is an entity subject to domestic and/or international banking regulations, changes in those regulations (e.g., capital requirements) or in the seed investor's financial status may cause or require the seed investor to redeem its

26 | USAA Core Bond ETFs

investment in the Fund when it otherwise would not choose to redeem that investment. There is a risk that such large shareholders or seed investors may redeem their investments in the Fund, which could have a significant negative impact on the Fund's NAV, market price, and brokerage costs.

Tax-Efficiency Risk: Creations and redemptions of shares may be effected for cash, rather than in-kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in-kind.

U.S. Government Sponsored Enterprises ("GSEs") Risk: While mortgage-backed securities, the value of which may be impacted by factors affecting the housing market, and other securities issued by certain GSEs, such as Government National Mortgage Association ("Ginnie Mae"), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs are supported only by the right of the GSE (including Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal National Mortgage Association ("Fannie Mae")) to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. If the GSE were to default on its obligations, a Fund might not be able to recover its investment. It is possible that actions by the U.S. Treasury or others could adversely impact the value of a Fund's investments in securities issued by Fannie Mae and Freddie Mac.

ADDITIONAL INFORMATION

This prospectus does not tell you about every policy or risk of investing in the Funds. For additional information about the Funds' investment policies and the types of securities in which the Funds' assets may be invested, you may want to request a copy of the Statement of Additional Information ("SAI").

FUND MANAGEMENT

AMCO serves as the investment adviser of each Fund. Each Fund is an exchange-traded fund offered by USAA ETF Trust. AMCO is an affiliate of United Services Automobile Association ("USAA"), a large, diversified financial services institution. AMCO's mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825. AMCO had approximately $XX billion in total assets under management as of [September 30,] 2017.

AMCO provides investment management services to the Funds pursuant to a Management Agreement. Under this agreement, AMCO is responsible for managing the business and affairs of the Funds, subject to the authority of and supervision by the Board. In addition to providing investment management

Prospectus | 27

services, AMCO also provides administration and operating services to the Funds pursuant to an Administration and Operating Services Agreement.

USAA Core Short-Term Bond ETF

For AMCO's services under the Management Agreement, the Fund pays AMCO an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of one quarter of one percent (0.25%) of the Fund's average daily net assets. For AMCO's services under the Administration and Operating Services Agreement, the Fund pays AMCO a fee, which is accrued daily and paid monthly, equal to an annualized rate of fifteen one hundredths of one percent (0.15%) of the Fund's average daily net assets.

USAA Core Intermediate-Term Bond ETF

For AMCO's services under the Management Agreement, the Fund pays AMCO an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of three-tenths of one percent (0.30%) of the Fund's average daily net assets. For AMCO's services under the Administration and Operating Services Agreement, the Fund pays AMCO a fee, which is accrued daily and paid monthly, equal to an annualized rate of fifteen one hundredths of one percent (0.15%) of the Fund's average daily net assets.

Each Fund also pays AMCO compensation under the Management Agreement for providing advisory services in connection with securities lending activities of each Fund. This compensation is in addition to the compensation under the Management Agreement described above. A lending Fund will pay AMCO 1.00% of the investment income (net of any amounts paid to borrowers) on cash collateral and of the loan fees received from borrowers in respect of each securities loan, less custodial and similar expenses relating to such loans other than the portion of such amounts payable by each Fund as fees to a securities lending agent. AMCO has currently agreed to waive this compensation.

Under the Administration and Operating Services Agreement, AMCO provides administrative and operating services to the Funds and is obligated to pay all their expenses except Rule 12b-1 distribution and/or service fees, taxes, brokerage commissions and transaction costs, acquired fund fees and expenses, and extraordinary expenses.

AMCO has contractually agreed to waive a portion of its investment management fees in an amount equal to 0.05% of the average daily net assets of each Fund through [date] and the waiver cannot be terminated or reduced without approval of the Fund's Board during that term.

Each Fund is authorized, although AMCO has no present intention of utilizing such authority, to use a "manager-of-managers" structure. AMCO may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of the Fund's assets. AMCO

28 | USAA Core Bond ETFs

would monitor each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. AMCO also would be responsible for determining how the Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and AMCO could change the allocations without shareholder approval.

USAA Investment Management Company ("Distributor") acts as the Funds' distributor and State Street Bank and Trust Company acts as the Funds' custodian and transfer agent and also provides certain sub-administration services. The Distributor distributes Creation Units for the shares and does not maintain a secondary market in the shares of the Funds.

PORTFOLIO MANAGER

Julianne Bass, CFA, Vice President, has co-managed the Funds since [date or inception]. Ms. Bass has 30 years of investment management experience and has worked for USAA for 18 years. Education: B.B.A., University of Texas at Austin; M.B.A., University of Houston. She holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

Kurt Daum, JD, Executive Director, has co-managed the Funds since [date or inception]. Mr. Daum has 16 years of investment management experience and has worked for USAA for three years. Prior to joining USAA, he was a Director at Highland Capital Management focused on fixed income and private equity investing from January 2009 until November 2013.

Education: B.B.A., University of Texas at Austin, J.D., University of Texas School of Law.

Brian W. Smith, CFA, CPA, Executive Director, has co-managed the Funds since [date or inception]. Mr. Smith has 18 years of investment management experience and has worked for USAA for 32 years. Education: B.B.A., University of Texas at San Antonio, M.B.A., University of Texas at San Antonio. He is a member of the CFA Institute and the CFA Society of San Antonio.

John Spear, CFA, Senior Vice President, Chief Investment Officer of USAA Investments, has co-managed the Funds since [date or inception]. He has managed the USAA Life Insurance Portfolio since November 1999 and has supervised the USAA fixed-income portfolio management team since May 2012. He has 31 years of investment management experience and has worked for USAA for 20 years. Education: B.B.A., Western Illinois University. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund securities.

Prospectus | 29

PORTFOLIO HOLDINGS

Before commencement of trading in shares each day on the exchange, each Fund will disclose its portfolio holdings on its website at usaa.com. Additional information about each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Fund's SAI, which is available upon request.

BUYING AND SELLING SHARES OF THE ETFS

Except when aggregated in Creation Units, shares are not redeemable with a Fund.

Shares of each Fund can be purchased directly from the issuing Fund only by or through Authorized Participants and only in Creation Units, as discussed in the "Creations and Redemptions" section of the SAI. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement. The Trust reserves the right to reprocess creation and redemption transactions that were processed at an NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) Authorized Participants accordingly based on the official closing NAV, as adjusted. The Trust also reserves the right to advance the time by which creation and redemption orders must be received as permitted by the Securities and Exchange Commission ("SEC"). Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) and the applicable transaction fees is included in the Funds' SAI.

Most individual investors will not be able to purchase shares directly from the Fund. Instead, such investors will purchase shares on the secondary market through a brokerage account. You can buy and sell shares on the secondary market in the same way you buy and sell any other exchange-traded security—through a brokerage account. Your brokerage firm may charge you a commission to execute the transaction. The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of shares.

You also may incur the cost of the difference between the price that an investor is willing to pay for shares (the "bid" price) and the price at which an investor is willing to sell shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread." The spread varies over time based on trading volume and market liquidity. Additionally, since secondary-market transactions occur at market prices, you may pay more (premium) or less (discount) than NAV when you buy shares and receive more or less than NAV when you sell those shares. In times of market

30 | USAA Core Bond ETFs

volatility, the bid-ask spread and premiums/discounts can increase significantly. Information about the premiums and discounts at which the shares have traded will be available at usaa.com.

Shares of each Fund are listed for trading on NYSE Arca, Inc. under the symbol USTB for USAA Core Short-Term Bond ETF and UITB for USAA Core Intermediate-Term Bond ETF. NYSE Arca, Inc. is open for trading Monday through Friday and is closed on most national holidays and Good Friday. Exchange holiday schedules are subject to change without notice.

Unless imposed by your brokerage firm, there is no minimum dollar amount you must invest and no minimum number of shares you must buy. Your ownership of shares will be shown on the records of your broker. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of shares, and tax information. Your broker also will be responsible for ensuring that you receive net investment income and capital gain distributions as well as shareholder reports and other communications from the Funds.

The Funds intend to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933 (the "Securities Act"). Further, an Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Book Entry: Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC"), or its nominee, will be the registered owner of all outstanding shares of a Fund and is recognized as the owner of all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or "street name" through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of shares, and tax information. Your

Prospectus | 31

broker also will be responsible for distributing income dividends and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the Funds.

Continuous Offering: The method by which Creation Units of shares are created and traded may raise certain issues under the federal securities laws. Because new Creation Units of shares are issued and sold by a Fund on an ongoing basis, a "distribution" (as defined in the Securities Act may occur at any point. As a result, broker-dealers engaging in the purchase and sale of shares could be deemed to be dealers or underwriters, potentially subjecting them to the prospectus delivery requirements and liability and/or the other provisions of the federal securities laws. Broker-dealers also should note that, even if they are not deemed to be an underwriter but are effecting transactions in shares, they may be required to deliver a prospectus.

Investments by registered investment companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Funds. AMCO has obtained an SEC exemptive order that allows registered investment companies to invest in the shares of the Funds beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including the requirement to enter into a participation agreement with AMCO. Thus, each Fund has adopted a policy that it will not invest in other investment companies in excess of 1940 Act limits in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G).

OTHER IMPORTANT SHAREHOLDER INFORMATION

SHORT-TERM TRADING

The Trust's Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Funds' shares because the Funds sell and redeem shares at NAV only in Creation Units pursuant to the terms of an Authorized Participant Agreement between the Authorized Participant and the Distributor, and such direct trading between the Funds and Authorized Participants is critical to ensuring that the Funds' shares trade at or close to NAV. Further, the vast majority of trading in Fund shares occurs on the secondary market, which does not involve the Funds directly and, therefore, does not cause the Funds to experience many of the harmful effects of market timing, such as dilution and disruption of portfolio management. In addition, the Funds impose a transaction fee on Creation Unit transactions, which is designed to offset transfer and other transaction costs incurred by the Funds in connection with the issuance and redemption of Creation Units and may employ fair valuation pricing to minimize potential dilution from market timing. The Funds reserve the right to

32 | USAA Core Bond ETFs

reject any purchase order at any time and reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

DISTRIBUTION FEES

Rule 12b-1 under the 1940 Act permits funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The shares offered by this prospectus are subject to a 12b-1 plan. Under the plan, the shares may, but do not currently intend to, pay annual fees of up to 0.25% of the Fund's average daily net assets attributable to the shares to the Distributor for distribution and individual shareholder services, including past distribution services. However, the Board has determined not to authorize payment of a 12b-1 plan fee by the shares at this time.

The 12b-1 plan fee may only be imposed when the Board determines that it is in the best interest of shareholders to do so. Because these fees are paid out of a Fund's assets on an ongoing basis, if payments are made in the future, over time these fees will increase the cost of your investment in the shares and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see "Distribution Services" in the SAI.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser, the Funds' distributor, and their affiliates may make payments to financial intermediaries for distribution and related services. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by financial intermediaries for their sales activities with respect to a Fund, such as preparing, printing, and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as inclusion of a Fund on certain select or recommended lists; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about a Fund, and sponsorship of sales meetings, which may include covering costs of providing speakers. The distributor may sponsor seminars and conferences designed to educate financial intermediaries about a Fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to educate financial intermediaries about a Fund and help defray the costs associated with offering a Fund. These payments may create a conflict of interest by influencing the financial intermediary to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information. The amount of any payments described by this paragraph is determined by us or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor and do not affect the total expense ratio of the Fund.

Prospectus | 33

INTRADAY INDICATIVE VALUE CALCULATION

The market or trading price of a Fund's shares may differ from the Fund's daily NAV. If you buy or sell shares on the secondary market you will receive the market price and you may pay brokerage expenses.

Throughout the trading day, a third party will disseminate an approximate per-share value of the shares based on a Fund's holdings every fifteen seconds through the facilities of the Consolidated Tape Association. This value will be based on the current market value of a Fund's portfolio holdings that will be used to calculate that day's NAV. This value should not be viewed as a "real-time" update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the United States, except to reflect currency fluctuations. No Fund is involved in, or responsible for, the calculation or dissemination of this value or makes any warranty as to its accuracy.

The previous day's NAV and closing market price for the shares will be available on usaa.com.

SHARE PRICE CALCULATION

The NAV per share is calculated by adding the value of a Fund's assets (i.e., the value of its investments and other assets), deducting liabilities, and dividing by the number of shares outstanding. A Fund's NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern time) each day that the NYSE is open for regular trading.

VALUATION OF SECURITIES

The Board has established a Valuation Committee (the Committee); and subject to Board oversight and approval, the Committee administers and oversees the Fund's valuation policies and procedures. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

Equity securities, including ETFs, except as otherwise noted, traded primarily on domestic securities exchanges or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time a Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

34 | USAA Core Bond ETFs

Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

Repurchase agreements are valued at cost.

Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the settlement price.

Options contracts are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV. Options on futures are valued at the settlement price.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith, at fair value by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Fund include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

Prospectus | 35

For additional information on how securities are valued, see Valuation of Securities in the Fund's SAI.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Funds pay distributions of net investment income dividends monthly. Cash dividends will be sent via brokers after the ex-distribution date each month.

Ordinarily, any net realized capital gains are distributed in December of each year. A Fund may make additional distributions to shareholders when considered appropriate or necessary. For example, a Fund could make one or more additional distributions to avoid the imposition of federal income or excise taxes.

No dividend reinvestment service is provided by the Trust. In order to reinvest dividends and capital gain distributions, you must hold your shares at a broker that offers a reinvestment service. This can be the broker's own service or a service made available by a third party, such as the broker's outside clearing firm or the DTC. If a reinvestment service is available, distributions of net income and capital gains can automatically be reinvested in additional whole shares of the Fund.

Distributions which are reinvested will be taxable to the same extent as if the distributions had not been reinvested. To determine whether a reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.

TAXES

The following tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus.

⬛Treatment of the Fund

Each Fund, which is treated as a separate corporation for federal tax purposes, intends to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By doing so, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gains over net long-term capital loss (net short-term capital gains), and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to its shareholders.

36 | USAA Core Bond ETFs

⬛Shareholder Taxation

Distributions that shareholders receive from a Fund are subject to federal income tax and may be subject to state and/or local taxes. Dividends and distributions of net short-term gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares of the Fund. A portion of a Fund's dividends may qualify for (1) the 70% dividends-received deduction available to corporations and (2) the lower federal income tax rates applicable to "qualified dividend income" of individuals and certain other non-corporate shareholders (each, an "individual shareholder") who satisfy certain restrictions with respect to their Fund shares—a maximum of 15%, or 20% for individual shareholders whose taxable income exceeds certain thresholds.

Regardless of the length of time you have held shares of the Fund, distributions of net capital gains that a Fund realizes are taxable to you as long-term capital gains, whether received in cash or reinvested in additional shares of the Fund. Those distributions to individual shareholders will qualify for the 15% and 20% rates described above.

You may realize a capital gain or loss for federal income tax purposes on a sale of shares. Your gain or loss is based on the difference between your basis in the shares and the sale proceeds you receive. Any capital gain an individual shareholder recognizes on sale of his or her shares that have been held for more than one year will qualify for the 15% and 20% rates described above.

In addition, an individual shareholder is subject to a 3.8% federal tax on the lesser of (1) the individual's "net investment income," which generally includes distributions a Fund pays and net gains realized on the sale of shares, or (2) the excess of his or her "modified adjusted gross income" over $200,000 (or $250,000 if married and filing jointly). This tax is in addition to any other taxes due on that income. You should consult your tax adviser regarding the effect, if any, this provision may have on your investment in shares of a Fund.

Because you generally must elect a basis determination method before the settlement date for any sale of your shares, you should talk to the broker that holds those shares for you about making that election. You also will not receive any tax information from the Fund, such as Form 1099, which your broker will be responsible for providing.

⬛Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the aggregate basis in the securities and cash surrendered. An Authorized Participant that redeems Creation Units in exchange for securities generally will recognize a gain or loss equal to the difference between the basis in the Creation Units and the aggregate market value of the securities

Prospectus | 37

and cash received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sale," or on the basis that there has been no significant change in economic position.

SHAREHOLDER MAILINGS

⬛Householding

Householding is an option available to certain shareholders of each Fund. Householding is a method of delivery, based on the preference of the individual shareholder, in which a single copy of certain documents can be delivered to shareholders who share the same address, even if their accounts are registered under different names. Householding for each Fund is available through certain financial intermediaries. If you are interested in enrolling in householding and receiving a single copy of the Prospectus and other shareholder documents for your Fund, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties, including, among others, the investment adviser, transfer agent, and distributor, who provide services to each Fund. Shareholders are not parties to, or intended (or "third-party") beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust or a Fund.

This prospectus provides information concerning the Trust and each Fund that you should consider in determining whether to purchase shares of a Fund. Neither this prospectus nor the related SAI is intended to be, or should be read to give rise to, an agreement or contract between the Trust or a Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

PREMIUM/DISCOUNT INFORMATION

Information showing the number of days the market price of a Fund's shares was greater than a Fund's NAV per Fund share (i.e., at a premium) and the number of days it was less than a Fund's NAV per Fund share (i.e., at a discount) for various time periods is available by visiting the Funds' website at usaa.com.

38 | USAA Core Bond ETFs

FINANCIAL HIGHLIGHTS

This section would ordinarily include each Fund's financial highlights table, which is intended to help you understand each Fund's financial performance for the periods of operations. Because the Funds commenced operations on or following the date of this prospectus, no financial highlights are shown.

Prospectus | 39

NOTES

NOTES

NOTES

USAA

9800 Fredericksburg Road

San Antonio, Texas 78288

SAVE PAPER AND FUND COSTS

Sign up for e-delivery under My Profile on usaa.com select Manage

Preferences.

Set your Document Preferences to USAA documents online.

Additional information about the Funds' investments is available in the Funds' statement of additional information (SAI) and, when available, the annual and semiannual reports to shareholders. A complete description of the Fund's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' SAI. The SAI has been filed with the SEC and is incorporated by reference to and legally a part of this prospectus. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To obtain a free copy of the Funds' SAI, annual or semiannual reports, or request additional information about a Fund, please:

Visit: usaa.com/etfprospectus

Call: (800) 531-USAA (8722) or 210-531-USAA.

Write or E-mail: prospectus@usaa.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The documents and other information are available on the EDGAR database on the SEC's website (www.sec.gov) or the Commission's. Additionally, copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-1520.

No person is authorized to give any information or to make any representations about the Funds and its shares not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Investment Company Act File No. 811-23271

98738-1017	©2017, USAA. All rights reserved.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Subject to Completion

Preliminary Prospectus Dated [ ], 2017.

PROSPECTUS

USAA MSCI USA VALUE MOMENTUM BLEND

INDEX ETF (ULVM)

USAA MSCI USA SMALL CAP VALUE MOMENTUM

BLEND INDEX ETF (USVM)

USAA MSCI INTERNATIONAL VALUE MOMENTUM

BLEND INDEX ETF (UIVM)

USAA MSCI EMERGING MARKETS VALUE

MOMENTUM BLEND INDEX ETF (UEVM)

OCTOBER X, 2017

Exchange-traded fund shares are not individually redeemable and are listed on NYSE Arca, Inc. The Securities and Exchange Commission has not approved or disapproved of these Funds' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

USAA MSCI USA Value Momentum Blend Index ETF Summary
Investment Objective ...............................................	1
Fees and Expenses.................................................	1
Principal Investment Strategy ......................................	2
Principal Risks ......................................................	3
Performance ........................................................	7
Investment Adviser .................................................	7
Subadviser ..........................................................	7
Portfolio Managers .................................................	7
Purchase and Sale of Shares......................................	8
Tax Information .....................................................	8
Payments to Broker-Dealers and Other Financial
Intermediaries .....................................................	8
USAA MSCI USA Small Cap Value Momentum Blend Index ETF
Summary
Investment Objective ...............................................	9
Fees and Expenses.................................................	9
Principal Investment Strategy ......................................	10
Principal Risks ......................................................	11
Performance ........................................................	15
Investment Adviser .................................................	15
Subadviser ..........................................................	15
Portfolio Managers .................................................	15
Purchase and Sale of Shares......................................	16
Tax Information .....................................................	16
Payments to Broker-Dealers and Other Financial
Intermediaries .....................................................	16
USAA MSCI International Value Momentum Blend Index ETF
Summary
Investment Objective ...............................................	18
Fees and Expenses.................................................	18
Principal Investment Strategy ......................................	19

Principal Risks ......................................................	20
Performance ........................................................	25
Investment Adviser .................................................	25
Subadviser ..........................................................	26
Portfolio Managers .................................................	26
Purchase and Sale of Shares......................................	26
Tax Information .....................................................	26
Payments to Broker-Dealers and Other Financial
Intermediaries .....................................................	27
USAA MSCI Emerging Markets Momentum Blend Index ETF
Summary
Investment Objective ...............................................	28
Fees and Expenses.................................................	28
Principal Investment Strategy ......................................	29
Principal Risks ......................................................	30
Performance ........................................................	35
Investment Adviser .................................................	36
Subadviser ..........................................................	36
Portfolio Managers .................................................	36
Purchase and Sale of Shares......................................	36
Tax Information .....................................................	37
Payments to Broker-Dealers and Other Financial
Intermediaries .....................................................	37
Fund Prospectus
Investment Objective ...............................................	38
Principal Investment Strategies of the funds ......................	38
Risks ................................................................	45
Fund Management .................................................	53
Portfolio Managers .................................................	55
Portfolio Holdings ...................................................	56
Buying and Selling Shares of the ETFS ...........................	56
Other Important Shareholder Information .........................	59
Financial Highlights.................................................	66

INVESTMENT OBJECTIVE

The USAA MSCI USA Value Momentum Blend Index ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI USA Select Value Momentum Blend Index (the "Index").

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on estimated expenses for the current fiscal year. You also may pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.15%

Distribution and/or Service (12b-1) Fees	None

Other Expenses (inclusive of Administration and Operating Services Fees)	0.10%1
Total Annual Operating Expenses	0.25%

Fee Waiver	(0.05%)2
Total Annual Operating Expenses after Fee Waiver	0.20%

1USAA Asset Management Company ("AMCO" or "Adviser") has entered into an Administration and Operating Services Agreement with the Fund. Under the terms of this agreement, the Adviser has contractually agreed, in exchange for an annualized fee of 0.10% of the average daily net assets of the Fund, to provide administrative services to the Fund and to pay all operating expenses of the Fund through [one year after effective date], excluding distribution and/or service fees, taxes, brokerage commissions and transaction costs, acquired fund fees and expenses, and extraordinary expenses. "Other Expenses" is an estimate based on the expenses that the Fund expects to incur for the current fiscal year.

2The Adviser has contractually agreed to waive a portion of its management fees in an amount equal to 0.05% of the average daily net assets of the Fund through [date] and the waiver cannot be terminated or reduced without approval of the Fund's Board of Trustees ("Board") during that term.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you may pay when purchasing or selling shares. This example assumes (1) a 5% annual return, (2) that the Fund's operating expenses remain the same, (3) that the fee waiver is not continued beyond one year, and (4) you sell all of your shares at the end of

Prospectus | 1

the stated period. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment:

1 Year	3 Years

$20	$75

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. Because the Fund has not yet commenced operations as of the date of the Prospectus, there is no portfolio turnover information quoted for the Fund.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes, exclusive of collateral held from securities lending) in securities in the Index. MSCI, Inc. (the "Index Provider") constructs the Index in accordance with a rules-based methodology.

The Index is designed to deliver exposure to equity securities of large- and mid-capitalization U.S. issuers that have higher exposure to value and momentum factors within the MSCI USA Index (the "Parent Index") while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization weighted indexes. As of [date], the market capitalization of the issuers in the Index range from $3.4 billion to

$834 billion. The range may change from time to time. The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company's valuation ratios, e.g. forward price to earnings, share price to book value, and enterprise value to operating cash flow. The momentum factor indicates whether changes in a company's share price are trending up or down. A momentum score is calculated using a security's price trends over the last six months and twelve months (except the previous month), adjusted for volatility. A security is only evaluated within a single sector.

The Index Provider ranks each stock of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock's value and momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the

2 | USAA MSCI Index ETFs

Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights.

In seeking to track the performance of the Index, the Fund may invest in a representative sample of securities in its Index, which means the Fund may hold some, but not all of the securities in the Index. The representative sample will be selected by the Adviser or SSGA Funds Management, Inc. ("Subadviser") using quantitative analysis that aims to create a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including number of stocks in the parent index and asset size of the Fund. Based on its analysis of these factors, the Adviser or Subadviser may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Thus, there may be instances in which the Fund is underweight or overweight a security in the Index, or holds securities not in the Index.

The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, which the Adviser or Subadviser believes will help the Fund track the Index. Such instruments may include derivatives, including futures.

The Fund is expected to concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that its Index is concentrated. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time. The Index will rebalance quarterly.

PRINCIPAL RISKS

Authorized Participant Concentration Risk: At certain times, the Fund's shares may have a limited number of Authorized Participants, which are financial institutions that are able to purchase and redeem a large specified number of shares of the Fund "Creation Units." To the extent they cannot or otherwise are unwilling to engage in creation and redemption transactions and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value ("NAV") and may face trading halts and delisting from the exchange.

Calculation Methodology Risk: The Index relies on various sources of information to assess the criteria of issuers included in the Index (or the "Reference Index"), including information that may be based on assumptions and estimates. Neither the Fund, Index Provider, Subadviser, nor Adviser can offer assurances that the Index's calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

Prospectus | 3

Concentration Risk: In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund also can be expected to concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. If an Index is not concentrated in a particular industry or sector, the Fund will not concentrate in a particular industry or sector.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Exchange-Traded Fund ("ETF") Risk: The Fund's shares are traded on an exchange and are bought and sold on the secondary market at market prices. The shares may trade at a premium or discount to NAV; and as a result, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. Investors buying or selling shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. The Fund's investments in other investment companies are subject to statutory limitations prescribed by the Investment Company Act of 1940 (the "1940 Act"). It is possible that an active trading market for the shares will not be maintained, or that trading in the shares will be halted such as due to market-wide trading halts or due to the shares no longer meeting the listing requirements of the exchange.

Index Risk: The Fund attempts to track the performance of a specific index. The Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not "actively" managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security's issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund's performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Large-Capitalization Company Risk: Investments in large-capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new

4 | USAA MSCI Index ETFs

competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.

Liquidity Risk: Certain securities held by a Fund may be difficult (or impossible) to buy or sell at the time and at the price a Fund would like due to a variety of factors, including general market conditions, the perceived financial strength of the issuer, specific restrictions on resale of the securities, infrequent trading, or lack of market participants. Liquidity is a general investment risk that potentially could impact any security, but funds that invest in foreign or emerging market securities, derivatives, or other structured investments, which all have experienced periods of illiquidity, generally are subject to greater liquidity risk than funds that do not invest in these types of securities. The Fund may also experience reduced liquidity if it has unusually high redemption requests. Reduced liquidity means that the Fund may have difficulty meeting redemptions requests, be unable to achieve its desired level of exposure to a certain market or sector, need to dispose of certain securities, adversely impact the valuation of certain securities at an unfavorable price, or forgo investment opportunities. In addition, reduced liquidity could impact the Fund's performance negatively.

Management Risk: The Fund is subject to management risk, which is the possibility that the investment techniques and risk analyses used by the Fund's portfolio managers will not produce the desired results.

Market Risk: Any investment involves risk, and there is no assurance that the Fund's investment objective will be achieved. Losing money is a risk of investing in the Fund. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments, and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets, or general negative investor sentiment. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Market Trading Risk: The NAV of the Fund and the value of your investment may fluctuate. The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares. Any of these factors, among others, may result in shares trading at a significant premium or discount to NAV.

Prospectus | 5

Mid-Capitalization Company Risk: Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Momentum Risk: Momentum investing entails investing more in securities that exhibit persistence in relative performance evidenced by better recent price performance compared to other securities. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security's price is peaking. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Securities Lending Risk: The Fund may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in a money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions.

Seed Investor or Large Shareholder Risk: Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund's shares. In addition, seed investors, such as the Adviser, an affiliate of the Adviser, an Authorized Participant, a lead market maker, or other entity, may contribute all or a majority of the assets in the Fund to facilitate commencement of the Fund or to facilitate the Fund's achieving a specified size or scale. There is a risk that such large shareholders or seed investors may redeem their investments in the Fund, which could have a significant negative impact on the Fund's NAV, market price, and brokerage costs.

Tracking Error Risk: Tracking error is the divergence of the Fund's performance from that of the Index. The performance of the Fund may diverge from that of its Index because of a number of reasons, such as the use of representative sampling, transaction costs, the Fund's holding of cash, differences in accrual of dividends, changes to the Index, tax considerations, rebalancing, or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. To the extent that the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities' closing prices (i.e., the value of the Index is not based on fair value prices), the Fund's ability to

6 | USAA MSCI Index ETFs

track the Index may be adversely affected. For tax efficiency purposes, the Fund may sell certain securities to realize losses, which will result in a deviation from the Index.

Valuation Risk: The sale price the Fund could receive for a security may differ from the Fund's valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

Value Risk: Value investing entails investing in securities that are inexpensive (or "cheap") relative to other stocks in the universe based on ratios such as earnings to price or book to price. There may be periods when value investing is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks are subject to the risks that their intrinsic value may never be realized by the market.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

Performance history for the Fund will be available in the prospectus after the Fund has been in operation for one full calendar year. For the most updated performance information for the Fund, log on to usaa.com or call (800)

531-USAA (8722) or (210) 531-8722.

INVESTMENT ADVISER

USAA Asset Management Company ("AMCO" or "Adviser")

SUBADVISER

SSGA Funds Management, Inc. ("SSGA FM" or "Subadviser")

PORTFOLIO MANAGERS

AMCO

Wasif A. Latif, Head of Global Multi-Assets, has co-managed the Fund since its inception in [month] 2017.

Lance Humphrey, CFA, Executive Director of Global Multi-Assets, has co-managed the Fund since [month] 2017.

Prospectus | 7

SSGA FM

Emiliano Rabinovich, CFA, is a Vice President of SSGA FM and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He has co-managed the Fund since its inception in [month] 2017.

Karl Schneider, CAIA, is a Managing Director of SSGA FM and Deputy Head of Global Equity Beta Solutions in the Americas. He has co-managed the Fund since its inception in [month] 2017.

John Law, CFA, is a Vice President of SSGA FM and a Senior Portfolio Manager in the Global Equity Beta Solutions group. He has co-managed the Fund since its inception in [month] 2017.

PURCHASE AND SALE OF SHARES

Shares of the Fund may only be purchased and sold in the secondary market through brokers. Shares of the Fund are listed and traded on NYSE Arca, Inc. The price you pay or receive for shares will be the prevailing market price, which may be more or less than the NAV of the shares. The Fund will issue and redeem shares at NAV only to certain authorized participants and only in a large block of 50,000 shares or multiples thereof. Each block of 50,000 shares is a Creation Unit. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund. Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer.

TAX INFORMATION

The Fund intends to make distributions that are taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

8 | USAA MSCI Index ETFs

INVESTMENT OBJECTIVE

The USAA MSCI USA Small Cap Value Momentum Blend Index ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI USA Small Cap Select Value Momentum Blend Index (the Index).

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on estimated expenses for the current fiscal year. You also may pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.15%

Distribution and/or Service (12b-1) Fees	None

Other Expenses (inclusive of Administration and Operating Services Fees)	0.15%1
Total Annual Operating Expenses	0.30%

Fee Waiver	(0.05%)2
Total Annual Operating Expenses after Fee Waiver	0.25%

1USAA Asset Management Company ("AMCO" or "Adviser") has entered into an Administration and Operating Services Agreement with the Fund. Under the terms of this agreement, the Adviser has contractually agreed, in exchange for an annualized fee of 0.15% of the average daily net assets of the Fund, to provide administrative services to the Fund and to pay all operating expenses of the Fund through [one year after effective date], excluding distribution and/or service fees, taxes, brokerage commissions and transaction costs, acquired fund fees and expenses, and extraordinary expenses. "Other Expenses" is an estimate based on the expenses that the Fund expects to incur for the current fiscal year.

2The Adviser has contractually agreed to waive a portion of its management fees in an amount equal to 0.05% of the average daily net assets of the Fund through [date] and the waiver cannot be terminated or reduced without approval of the Fund's Board of Trustees ("Board") during that term.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you may pay when purchasing or selling shares. This example assumes (1) a 5% annual return, (2) that the Fund's operating expenses remain the same, (3) that the fee waiver is not continued beyond one year, and (4) you sell all of your shares at the end of

Prospectus | 9

the stated period. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment:

1 Year	3 Years

$26	$91

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. Because the Fund has not yet commenced operations as of the date of the Prospectus, there is no portfolio turnover information quoted for the Fund.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes, exclusive of collateral held from securities lending) in securities in the Index. MSCI, Inc. (the "Index Provider") constructs the Index in accordance with a rules-based methodology. The Index is comprised solely of securities issued by small capitalization companies. As of [date], the market capitalization of the issuers in the Index ranged from $132 million to

$9.9 billion. The range may change from time to time.

The Index is designed to deliver exposure to equity securities of small-capitalization U.S. issuers that have higher exposure to value and momentum factors within the MSCI USA Small Cap Index (the "Parent Index") while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization weighted indexes. The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company's valuation ratios, e.g. forward price to earnings, share price to book value, and enterprise value to operating cash flow. The momentum factor indicates whether changes in a company's share price are trending up or down. A momentum score is calculated using a security's price trends over the last six months and twelve months (except the previous month), adjusted for volatility. A security is only evaluated within a single industry or sector. A liquidity filter is applied to screen out securities with low liquidity. Securities generally are filtered by selecting the top 90% by count of securities in the Parent Index, based on the highest 12-month annualized traded value.

10 | USAA MSCI Index ETFs

The Index Provider ranks each stock of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock's value and momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights.

In seeking to track the performance of the Index, the Fund may invest in a representative sample of securities in its Index, which means the Fund may hold some, but not all of the securities in the Index. The representative sample will be selected by the Adviser or SSGA Funds Management, Inc. ("Subadviser") using quantitative analysis that aims to create a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including number of stocks in the parent index and asset size of the Fund. Based on its analysis of these factors, the Adviser or Subadviser may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Thus, there may be instances in which the Fund is underweight or overweight a security in the Index, or holds securities not in the Index.

The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, which the Adviser or Subadviser believes will help the Fund track the Index. Such instruments may include derivatives, including futures.

The Fund is expected to concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that its Index is concentrated. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time. The Index will rebalance quarterly.

PRINCIPAL RISKS

Authorized Participant Concentration Risk: At certain times, the Fund's shares may have a limited number of Authorized Participants, which are financial institutions that are able to purchase and redeem a large specified number of shares of the Fund "Creation Units." To the extent they cannot or otherwise are unwilling to engage in creation and redemption transactions and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value ("NAV") and may face trading halts and delisting from the exchange.

Calculation Methodology Risk: The Index relies on various sources of information to assess the criteria of issuers included in the Index (or the "Reference Index"), including information that may be based on assumptions

Prospectus | 11

and estimates. Neither the Fund, Index Provider, Subadviser, nor Adviser can offer assurances that the Index's calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

Concentration Risk: In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund also can be expected to concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. If an Index is not concentrated in a particular industry or sector, the Fund will not concentrate in a particular industry or sector.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Exchange-Traded Fund ("ETF") Risk: The Fund's shares are traded on an exchange and are bought and sold on the secondary market at market prices. The shares may trade at a premium or discount to NAV; and as a result, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. Investors buying or selling shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. The Fund's investments in other investment companies are subject to statutory limitations prescribed by the Investment Company Act of 1940 (the "1940 Act"). It is possible that an active trading market for the shares will not be maintained, or that trading in the shares will be halted such as due to market-wide trading halts or due to the shares no longer meeting the listing requirements of the exchange.

Index Risk: The Fund attempts to track the performance of a specific index. The Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not "actively" managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security's issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund's performance could be lower than funds that may actively shift their

12 | USAA MSCI Index ETFs

portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Liquidity Risk: Certain securities held by a Fund may be difficult (or impossible) to buy or sell at the time and at the price a Fund would like due to a variety of factors, including general market conditions, the perceived financial strength of the issuer, specific restrictions on resale of the securities, infrequent trading, or lack of market participants. Liquidity is a general investment risk that potentially could impact any security, but funds that invest in foreign or emerging market securities, derivatives, or other structured investments, which all have experienced periods of illiquidity, generally are subject to greater liquidity risk than funds that do not invest in these types of securities. The Fund may also experience reduced liquidity if it has unusually high redemption requests. Reduced liquidity means that the Fund may have difficulty meeting redemptions requests, be unable to achieve its desired level of exposure to a certain market or sector, need to dispose of certain securities, adversely impact the valuation of certain securities at an unfavorable price, or forgo investment opportunities. In addition, reduced liquidity could impact the Fund's performance negatively.

Management Risk: The Fund is subject to management risk, which is the possibility that the investment techniques and risk analyses used by the Fund's portfolio managers will not produce the desired results.

Market Risk: Any investment involves risk, and there is no assurance that the Fund's investment objective will be achieved. Losing money is a risk of investing in the Fund. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments, and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets, or general negative investor sentiment. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Market Trading Risk: The NAV of the Fund and the value of your investment may fluctuate. The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares. Any of these factors, among others, may result in shares trading at a significant premium or discount to NAV.

Momentum Risk: Momentum investing entails investing more in securities that exhibit persistence in relative performance evidenced by better recent price performance compared to other securities. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security's price is peaking. Momentum can turn quickly and

Prospectus | 13

cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Securities Lending Risk: The Fund may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in a money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions.

Seed Investor or Large Shareholder Risk: Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund's shares. In addition, seed investors, such as the Adviser, an affiliate of the Adviser, an Authorized Participant, a lead market maker, or other entity, may contribute all or a majority of the assets in the Fund to facilitate commencement of the Fund or to facilitate the Fund's achieving a specified size or scale. There is a risk that such large shareholders or seed investors may redeem their investments in the Fund, which could have a significant negative impact on the Fund's NAV, market price, and brokerage costs.

Small-Capitalization Company Risk: Investments in small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, making it difficult for a Fund to buy and sell them at the time and price desired, and these issuers often face greater business risks. Small-capitalization companies typically are less financially stable than larger, more established companies, and may depend on a small number of key personnel, making them vulnerable to loss of personnel. These companies also generally have less diverse product lines than larger capitalization companies and are more susceptible to adverse developments related to their products.

Tracking Error Risk: Tracking error is the divergence of the Fund's performance from that of the Index. The performance of the Fund may diverge from that of its Index because of a number of reasons, such as the use of representative sampling, transaction costs, the Fund's holding of cash, differences in accrual of dividends, changes to the Index, tax considerations, rebalancing, or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. To the extent that the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities' closing prices (i.e.,

14 | USAA MSCI Index ETFs

the value of the Index is not based on fair value prices), the Fund's ability to track the Index may be adversely affected. For tax efficiency purposes, the Fund may sell certain securities to realize losses, which will result in a deviation from the Index.

Valuation Risk: The sale price the Fund could receive for a security may differ from the Fund's valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

Value Risk: Value investing entails investing in securities that are inexpensive (or "cheap") relative to other stocks in the universe based on ratios such as earnings to price or book to price. There may be periods when value investing is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks are subject to the risks that their intrinsic value may never be realized by the market.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

Performance history for the Fund will be available in the prospectus after the Fund has been in operation for one full calendar year. For the most updated performance information for the Fund, log on to usaa.com or call (800)

531-USAA (8722) or (210) 531-8722.

INVESTMENT ADVISER

USAA Asset Management Company ("AMCO" or "Adviser")

SUBADVISER

SSGA Funds Management, Inc. ("SSGA FM" or "Subadviser")

PORTFOLIO MANAGERS

AMCO

Wasif A. Latif, Head of Global Multi-Assets, has co-managed the Fund since its inception in [month] 2017.

Prospectus | 15

Lance Humphrey, CFA, Executive Director of Global Multi-Assets, has co-managed the Fund since [month] 2017.

SSGA FM

Emiliano Rabinovich, CFA, is a Vice President of SSGA FM and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He has co-managed the Fund since its inception in [month] 2017.

Karl Schneider, CAIA, is a Managing Director of SSGA FM and Deputy Head of Global Equity Beta Solutions in the Americas. He has co-managed the Fund since its inception in [month] 2017.

Daniel TenPas, CFA, is a Principal of SSGA FM and a Portfolio Manager in the Global Equity Beta Solutions Group. He has co-managed the Fund since its inception in [month] 2017.

PURCHASE AND SALE OF SHARES

Shares of the Fund may only be purchased and sold in the secondary market through brokers. Shares of the Fund are listed and traded on NYSE Arca, Inc. The price you pay or receive for shares will be the prevailing market price, which may be more or less than the NAV of the shares. The Fund will issue and redeem shares at NAV only to certain authorized participants and only in a large block of 50,000 shares or multiples thereof. Each block of 50,000 shares is a Creation Unit. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund. Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer.

TAX INFORMATION

The Fund intends to make distributions that are taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or

16 | USAA MSCI Index ETFs

other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus | 17

INVESTMENT OBJECTIVE

The USAA MSCI International Value Momentum Blend Index ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI World ex USA Select Value Momentum Blend Index (the "Index").

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on estimated expenses for the current fiscal year. You also may pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.25%

Distribution and/or Service (12b-1) Fees	None

Other Expenses (inclusive of Administration and Operating Services Fees)	0.15%1
Total Annual Operating Expenses	0.40%

Fee Waiver	(0.05%)2
Total Annual Operating Expenses after Fee Waiver	0.35%

1USAA Asset Management Company ("AMCO" or "Adviser") has entered into an Administration and Operating Services Agreement with the Fund. Under the terms of this agreement, the Adviser has contractually agreed, in exchange for an annualized fee of 0.15% of the average daily net assets of the Fund, to provide administrative services to the Fund and to pay all operating expenses of the Fund through [one year after effective date], excluding distribution and/or service fees, taxes, brokerage commissions and transaction costs, acquired fund fees and expenses, and extraordinary expenses. "Other Expenses" is an estimate based on the expenses that the Fund expects to incur for the current fiscal year.

2The Adviser has contractually agreed to waive a portion of its management fees in an amount equal to 0.05% of the average daily net assets of the Fund through [date] and the waiver cannot be terminated or reduced without approval of the Fund's Board of Trustees ("Board") during that term.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you may pay when purchasing or selling shares. This example assumes (1) a 5% annual return, (2) that the Fund's operating expenses remain the same, (3) that the fee waiver is not continued beyond one year, and (4) you sell all of your shares at the end of

18 | USAA MSCI Index ETFs

the stated period. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment:

1 Year	3 Years

$36	$123

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. Because the Fund has not yet commenced operations as of the date of the Prospectus, there is no portfolio turnover information quoted for the Fund.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes, exclusive of collateral held from securities lending) in securities in the Index, depositary receipts on securities in the Index, and securities underlying depositary receipts in the Index. MSCI, Inc. (the "Index Provider") constructs the Index in accordance with a rules-based methodology.

The Index is designed to deliver exposure to equity market performance in non-U.S. markets and provide higher exposure to value and momentum factors within the MSCI World ex USA Index (the "Parent Index") while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization weighted indexes. As of [date], the Index provided exposure to the following countries: Australia, Austria, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company's valuation ratios, e.g. forward price to earnings, share price to book value, and enterprise value to operating cash flow. The momentum factor indicates whether changes in a company's share price are trending up or down. A momentum score is calculated using a security's price trends over the last six months and twelve months (except the previous month), adjusted for volatility. A security is only evaluated within a single industry or sector.

The Index Provider ranks each component of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock's value and

Prospectus | 19

momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights. In order to limit over weighting, the Index has a defined a threshold of 5% relative to the Parent Index in geographic regions, as defined by the Index Provider.

The Index is comprised of equity securities, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").

In seeking to track the performance of the Index, the Fund may invest in a representative sample of securities in its Index, which means the Fund may hold some, but not all of the securities in the Index. The representative sample will be selected by the Adviser or SSGA Funds Management, Inc. ("Subadviser") using quantitative analysis that aims to create a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including number of stocks in the parent index and asset size of the Fund. Based on its analysis of these factors, the Adviser or Subadviser may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Thus, there may be instances in which the Fund is underweight or overweight a security in the Index, or holds securities not in the Index.

The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, which the Adviser or Subadviser believes will help the Fund track the Index. Such instruments may include derivatives, including futures.

The Fund is expected to concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that it's Index is concentrated. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time. The Index will rebalance quarterly.

PRINCIPAL RISKS

Authorized Participant Concentration Risk: At certain times, the Fund's shares may have a limited number of Authorized Participants, which are financial institutions that are able to purchase and redeem a large specified number of shares of the Fund "Creation Units." To the extent they cannot or otherwise are unwilling to engage in creation and redemption transactions and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value ("NAV") and may face trading halts and delisting from the exchange.

 20 | USAA MSCI Index ETFs

Calculation Methodology Risk: The Index relies on various sources of information to assess the criteria of issuers included in the Index (or the "Reference Index"), including information that may be based on assumptions and estimates. Neither the Fund, Index Provider, Subadviser, nor Adviser can offer assurances that the Index's calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

Concentration Risk: In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund also can be expected to concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. If an Index is not concentrated in a particular industry or sector, the Fund will not concentrate in a particular industry or sector.

Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk: Foreign securities may trade in the form of depositary receipts, which include ADRs and GDRs (collectively "Depositary Receipts"). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

Prospectus | 21

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Exchange-Traded Fund ("ETF") Risk: The Fund's shares are traded on an exchange and are bought and sold on the secondary market at market prices. The shares may trade at a premium or discount to NAV; and as a result, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. Investors buying or selling shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. The Fund's investments in other investment companies are subject to statutory limitations prescribed by the Investment Company Act of 1940 (the "1940 Act"). It is possible that an active trading market for the shares will not be maintained, or that trading in the shares will be halted such as due to market-wide trading halts or due to the shares no longer meeting the listing requirements of the exchange.

Foreign Securities Risk: Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political, and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Geographic Risk: To the extent the Index focuses its investments in issuers located in a particular country or region, the Fund is subject to greater risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region. For example, the Fund may be subject to greater risk of adverse securities markets, exchange rates, social, political, regulatory, economic, business, environmental or other developments, or natural disasters.

Index Risk: The Fund attempts to track the performance of a specific index. The Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not "actively" managed, unless a specific security is removed from the Index, the

22 | USAA MSCI Index ETFs

Fund generally would not sell a security because the security's issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund's performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Large-Capitalization Company Risk: Investments in large-capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.

Liquidity Risk: Certain securities held by a Fund may be difficult (or impossible) to buy or sell at the time and at the price a Fund would like due to a variety of factors, including general market conditions, the perceived financial strength of the issuer, specific restrictions on resale of the securities, infrequent trading, or lack of market participants. Liquidity is a general investment risk that potentially could impact any security, but funds that invest in foreign or emerging market securities, derivatives, or other structured investments, which all have experienced periods of illiquidity, generally are subject to greater liquidity risk than funds that do not invest in these types of securities. The Fund may also experience reduced liquidity if it has unusually high redemption requests. Reduced liquidity means that the Fund may have difficulty meeting redemptions requests, be unable to achieve its desired level of exposure to a certain market or sector, need to dispose of certain securities, adversely impact the valuation of certain securities at an unfavorable price, or forgo investment opportunities. In addition, reduced liquidity could impact the Fund's performance negatively.

Management Risk: The Fund is subject to management risk, which is the possibility that the investment techniques and risk analyses used by the Fund's portfolio managers will not produce the desired results.

Market Risk: Any investment involves risk, and there is no assurance that the Fund's investment objective will be achieved. Losing money is a risk of investing in the Fund. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments, and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets, or general negative investor sentiment. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the

Prospectus | 23

financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Market Trading Risk: The NAV of the Fund and the value of your investment may fluctuate. The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares. Any of these factors, among others, may result in shares trading at a significant premium or discount to NAV.

Mid-Capitalization and Small-Capitalization Risk: Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Momentum Risk: Momentum investing entails investing more in securities that exhibit persistence in relative performance evidenced by better recent price performance compared to other securities. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security's price is peaking. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Securities Lending Risk: The Fund may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in a money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions.

Seed Investor or Large Shareholder Risk: Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund's shares. In addition, seed investors, such as the Adviser, an affiliate of the Adviser, an Authorized Participant, a lead market maker, or other entity, may contribute all or a majority of the assets in the Fund to facilitate commencement of the Fund or to facilitate the Fund's achieving a specified size or scale. There is a risk that such large shareholders or seed investors may redeem their investments in the Fund, which could have a significant negative impact on the Fund's NAV, market price, and brokerage costs.

24 | USAA MSCI Index ETFs

Tracking Error Risk: Tracking error is the divergence of the Fund's performance from that of the Index. The performance of the Fund may diverge from that of its Index because of a number of reasons, such as the use of representative sampling, transaction costs, the Fund's holding of cash, differences in accrual of dividends, changes to the Index, tax considerations, rebalancing, or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. To the extent that the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities' closing prices (i.e., the value of the Index is not based on fair value prices), the Fund's ability to track the Index may be adversely affected. For tax efficiency purposes, the Fund may sell certain securities to realize losses, which will result in a deviation from the Index.

Valuation Risk: The sale price the Fund could receive for a security may differ from the Fund's valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

Value Risk: Value investing entails investing in securities that are inexpensive (or "cheap") relative to other stocks in the universe based on ratios such as earnings to price or book to price. There may be periods when value investing is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks are subject to the risks that their intrinsic value may never be realized by the market.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

Performance history for the Fund will be available in the prospectus after the Fund has been in operation for one full calendar year. For the most updated performance information for the Fund, log on to usaa.com or call (800)

531-USAA (8722) or (210) 531-8722.

INVESTMENT ADVISER

USAA Asset Management Company ("AMCO" or "Adviser")

Prospectus | 25

SUBADVISER

SSGA Funds Management, Inc. ("SSGA FM" or "Subadviser")

PORTFOLIO MANAGERS

AMCO

Wasif A. Latif, Head of Global Multi-Assets, has co-managed the Fund since its inception in [month] 2017.

Lance Humphrey, CFA, Executive Director of Global Multi-Assets, has co-managed the Fund since [month] 2017.

SSGA FM

Melissa Kapitulik is a Vice President of SSGA FM and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She has co-managed the Fund since its inception in [month] 2017.

Emiliano Rabinovich, CFA, is a Vice President of SSGA FM and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He has co-managed the Fund since its inception in [month] 2017.

Karl Schneider, CAIA, is a Managing Director of SSGA FM and Deputy Head of Global Equity Beta Solutions in the Americas. He has co-managed the Fund since its inception in [month] 2017.

PURCHASE AND SALE OF SHARES

Shares of the Fund may only be purchased and sold in the secondary market through brokers. Shares of the Fund are listed and traded on NYSE Arca, Inc. The price you pay or receive for shares will be the prevailing market price, which may be more or less than the NAV of the shares. The Fund will issue and redeem shares at NAV only to certain authorized participants and only in a large block of 50,000 shares or multiples thereof. Each block of 50,000 shares is a Creation Unit. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund. Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer.

TAX INFORMATION

The Fund intends to make distributions that are taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

26 | USAA MSCI Index ETFs

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus | 27

INVESTMENT OBJECTIVE

The USAA MSCI Emerging Markets Value Momentum Blend Index ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI Emerging Markets Select Value Momentum Blend Index (the "Index").

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on estimated expenses for the current fiscal year. You also may pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.30%

Distribution and/or Service (12b-1) Fees	None

Other Expenses (inclusive of Administration and Operating Services Fees)	0.20%1
Total Annual Operating Expenses	0.50%

Fee Waiver	(0.05%)2
Total Annual Operating Expenses after Fee Waiver	0.45%

1USAA Asset Management Company ("AMCO" or "Adviser") has entered into an Administration and Operating Services Agreement with the Fund. Under the terms of this agreement, the Adviser has contractually agreed, in exchange for an annualized fee of 0.20% of the average daily net assets of the Fund, to provide administrative services to the Fund and to pay all operating expenses of the Fund through [one year after effective date], excluding distribution and/or service fees, taxes, brokerage commissions and transaction costs, acquired fund fees and expenses, and extraordinary expenses. "Other Expenses" is an estimate based on the expenses that the Fund expects to incur for the current fiscal year.

2The Adviser has contractually agreed to waive a portion of its management fees in an amount equal to 0.05% of the average daily net assets of the Fund through [date] and the waiver cannot be terminated or reduced without approval of the Fund's Board of Trustees ("Board") during that term.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you may pay when purchasing or selling shares. This example assumes (1) a 5% annual return, (2) that the Fund's operating expenses remain the same, (3) that the fee waiver is not continued beyond one year, and (4) you sell all of your shares at the end of

28 | USAA MSCI Index ETFs

the stated period. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment:

1 Year	3 Years

$46	$155

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. Because the Fund has not yet commenced operations as of the date of the Prospectus, there is no portfolio turnover information quoted for the Fund.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes, exclusive of collateral held from securities lending) in securities in the Index, depositary receipts on securities in the Index, and securities underlying depositary receipts in the Index. MSCI, Inc. (the "Index Provider") constructs the Index in accordance with a rules-based methodology. The Index is comprised solely of securities issued by companies associated with emerging market countries as described more fully below.

The Index is designed to deliver exposure to equity market performance in the global emerging markets and provide higher exposure to value and momentum factors within the MSCI Emerging Markets Index (the "Parent Index") while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization weighted indexes. As of [date], the emerging market countries include: Brazil, Chile, China, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. A liquidity filter is applied to screen out securities with low liquidity. Securities generally are filtered by selecting the top 90% by count of securities in the Parent Index, based on the highest 12-month annualized traded value. The Index Provider determines whether an issuer is located in a particular country by reference to the Index methodology.

The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company's valuation ratios, e.g. forward price to earnings, share price to book value, and enterprise value to operating cash flow. The momentum factor indicates whether changes in a company's share price are trending up or

Prospectus | 29

down. A momentum score is calculated using a security's price trends over the last six months and twelve months (except the previous month), adjusted for volatility. A security is only evaluated within a single industry or sector.

The Index Provider ranks each stock of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock's value and momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights. In order to limit over weighting, the Index has a defined a threshold of 5% relative to the Parent Index in geographic regions, as defined by the Index Provider.

The Index is comprised of equity securities, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").

In seeking to track the performance of the Index, the Fund may invest in a representative sample of securities in its Index, which means the Fund may hold some, but not all of the securities in the Index. The representative sample will be selected by the Adviser or SSGA Funds Management, Inc. ("Subadviser") using quantitative analysis that aims to create a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including number of stocks in the parent index and asset size of the Fund. Based on its analysis of these factors, the Adviser or Subadviser may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Thus, there may be instances in which the Fund is underweight or overweight a security in the Index, or holds securities not in the Index.

The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, which the Adviser or Subadviser believes will help the Fund track the Index. Such instruments may include derivatives, including futures.

The Fund is expected to concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that its Index is concentrated. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time. The Index will rebalance quarterly.

PRINCIPAL RISKS

Authorized Participant Concentration Risk: At certain times, the Fund's shares may have a limited number of Authorized Participants, which are financial institutions that are able to purchase and redeem a large specified number of shares of the Fund "Creation Units." To the extent they cannot or

 30 | USAA MSCI Index ETFs

otherwise are unwilling to engage in creation and redemption transactions and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value ("NAV") and may face trading halts and delisting from the exchange.

Calculation Methodology Risk: The Index relies on various sources of information to assess the criteria of issuers included in the Index (or the "Reference Index"), including information that may be based on assumptions and estimates. Neither the Fund, Index Provider, Subadviser, nor Adviser can offer assurances that the Index's calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

Concentration Risk: In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund also can be expected to concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. If an Index is not concentrated in a particular industry or sector, the Fund will not concentrate in a particular industry or sector.

Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk: Foreign securities may trade in the form of depositary receipts, which include ADRs and GDRs (collectively "Depositary Receipts"). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the

Prospectus | 31

market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Exchange-Traded Fund ("ETF") Risk: The Fund's shares are traded on an exchange and are bought and sold on the secondary market at market prices. The shares may trade at a premium or discount to NAV; and as a result, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. Investors buying or selling shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. The Fund's investments in other investment companies are subject to statutory limitations prescribed by the Investment Company Act of 1940 (the "1940 Act"). It is possible that an active trading market for the shares will not be maintained, or that trading in the shares will be halted such as due to market-wide trading halts or due to the shares no longer meeting the listing requirements of the exchange.

Foreign Securities and Emerging Countries Risk: Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political, and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund's investments in securities of issuers located in emerging countries. The securities markets of most emerging countries are less liquid, developed and efficient, are subject to greater price volatility, have smaller market capitalizations, have more or less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in securities of issuers located in certain emerging countries involves the risk of loss resulting from problems in

32 | USAA MSCI Index ETFs

share registration, settlement or custody and substantial economic, political and social disruptions. These risks are not normally associated with investments in more developed countries.

Geographic Risk: To the extent the Index focuses its investments in issuers located in a particular country or region, the Fund is subject to greater risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region. For example, the Fund may be subject to greater risk of adverse securities markets, exchange rates, social, political, regulatory, economic, business, environmental or other developments, or natural disasters.

Index Risk: The Fund attempts to track the performance of a specific index. The Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not "actively" managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security's issuer was in financial trouble. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund's performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Liquidity Risk: Certain securities held by a Fund may be difficult (or impossible) to buy or sell at the time and at the price a Fund would like due to a variety of factors, including general market conditions, the perceived financial strength of the issuer, specific restrictions on resale of the securities, infrequent trading, or lack of market participants. Liquidity is a general investment risk that potentially could impact any security, but funds that invest in foreign or emerging market securities, derivatives, or other structured investments, which all have experienced periods of illiquidity, generally are subject to greater liquidity risk than funds that do not invest in these types of securities. The Fund may also experience reduced liquidity if it has unusually high redemption requests. Reduced liquidity means that the Fund may have difficulty meeting redemptions requests, be unable to achieve its desired level of exposure to a certain market or sector, need to dispose of certain securities, adversely impact the valuation of certain securities at an unfavorable price, or forgo investment opportunities. In addition, reduced liquidity could impact the Fund's performance negatively.

Management Risk: The Fund is subject to management risk, which is the possibility that the investment techniques and risk analyses used by the Fund's portfolio managers will not produce the desired results.

Market Risk: Any investment involves risk, and there is no assurance that the Fund's investment objective will be achieved. Losing money is a risk of investing in the Fund. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments, and/or general economic conditions

Prospectus | 33

throughout the world due to increasingly interconnected global economies and financial markets, or general negative investor sentiment. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds.During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Market Trading Risk: The NAV of the Fund and the value of your investment may fluctuate. The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares. Any of these factors, among others, may result in shares trading at a significant premium or discount to NAV.

Mid-Capitalization and Small-Capitalization Risk: Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Momentum Risk: Momentum investing entails investing more in securities that exhibit persistence in relative performance evidenced by better recent price performance compared to other securities. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security's price is peaking. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Securities Lending Risk: The Fund may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in a money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions.

Seed Investor or Large Shareholder Risk: Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund's shares. In addition, seed investors, such as the Adviser, an affiliate of the Adviser, an Authorized Participant, a lead market maker, or other entity, may contribute all or a majority of the assets in the Fund to facilitate commencement of the Fund or to facilitate the Fund's achieving a specified size or scale. There is a risk that such large shareholders

34 | USAA MSCI Index ETFs

or seed investors may redeem their investments in the Fund, which could have a significant negative impact on the Fund's NAV, market price, and brokerage costs.

Tracking Error Risk: Tracking error is the divergence of the Fund's performance from that of the Index. The performance of the Fund may diverge from that of its Index because of a number of reasons, such as the use of representative sampling, transaction costs, the Fund's holding of cash, differences in accrual of dividends, changes to the Index, tax considerations, rebalancing, or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. To the extent that the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities' closing prices (i.e., the value of the Index is not based on fair value prices), the Fund's ability to track the Index may be adversely affected. For tax efficiency purposes, the Fund may sell certain securities to realize losses, which will result in a deviation from the Index.

Valuation Risk: The sale price the Fund could receive for a security may differ from the Fund's valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

Value Risk: Value investing entails investing in securities that are inexpensive (or "cheap") relative to other stocks in the universe based on ratios such as earnings to price or book to price. There may be periods when value investing is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks are subject to the risks that their intrinsic value may never be realized by the market.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

Performance history for the Fund will be available in the prospectus after the Fund has been in operation for one full calendar year. For the most updated performance information for the Fund, log on to usaa.com or call (800)

531-USAA (8722) or (210) 531-8722.

Prospectus | 35

INVESTMENT ADVISER

USAA Asset Management Company ("AMCO" or "Adviser")

SUBADVISER

SSGA Funds Management, Inc. ("SSGA FM" or "Subadviser")

PORTFOLIO MANAGERS

AMCO

Wasif A. Latif, Head of Global Multi-Assets, has co-managed the Fund since its inception in [month] 2017.

Lance Humphrey, CFA, Executive Director of Global Multi-Assets, has co-managed the Fund since [month] 2017.

SSGA FM

Emiliano Rabinovich, CFA, is a Vice President of SSGA FM and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He has co-managed the Fund since its inception in [month] 2017.

Karl Schneider, CAIA, is a Managing Director of SSGA FM and Deputy Head of Global Equity Beta Solutions in the Americas. He has co-managed the Fund since its inception in [month] 2017.

Olga Winner, CFA, is a Vice President of SSGA FM and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She has co-managed the Fund since its inception in [month] 2017.

PURCHASE AND SALE OF SHARES

Shares of the Fund may only be purchased and sold in the secondary market through brokers. Shares of the Fund are listed and traded on NYSE Arca, Inc. The price you pay or receive for shares will be the prevailing market price, which may be more or less than the NAV of the shares. The Fund will issue and redeem shares at NAV only to certain authorized participants and only in a large block of 50,000 shares or multiples thereof. Each block of 50,000 shares is a Creation Unit. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund. Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer.

36 | USAA MSCI Index ETFs

TAX INFORMATION

The Fund intends to make distributions that are taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus | 37

INVESTMENT OBJECTIVE

Each Fund has its own investment objective as described below. The Funds' Board of Trustees (the "Board") may change a Fund's investment objective without shareholder approval. There is no guarantee that a Fund will achieve its investment objective.

Fund	Objective

USAA MSCI USA Value	The Fund seeks to provide investment results
Momentum Blend Index ETF	that closely correspond, before fees and
expenses, to the performance of the MSCI
USA Select Value Momentum Blend Index.

USAA MSCI USA Small Cap	The Fund seeks to provide investment results
Value Momentum Blend	that closely correspond, before fees and
Index ETF	expenses, to the performance of the MSCI
USA Small Cap Select Value Momentum
Blend Index.

USAA MSCI International	The Fund seeks to provide investment results
Value Momentum Blend	that closely correspond, before fees and
Index ETF	expenses, to the performance of the MSCI
World ex-USA Select Value Momentum
Blend Index.

USAA MSCI Emerging	The Fund seeks to provide investment results
Markets Value Momentum	that closely correspond, before fees and
Blend Index ETF	expenses, to the performance of the MSCI
Emerging Markets Select Value Momentum
Blend Index.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

USAA MSCI USA Value Momentum Blend Index ETF

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes, exclusive of collateral held from securities lending) in securities in the Index. MSCI, Inc. (the "Index Provider") constructs the Index in accordance with a rules-based methodology. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

38 | USAA MSCI Index ETFs

The Index is designed to deliver exposure to equity securities of large- and mid-capitalization U.S. issuers that have higher exposure to value and momentum factors within the MSCI USA Index (the "Parent Index") while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization weighted indexes. As of [date], the market capitalization of the issuers in the Index ranged from $3.4 billion to $834 billion. The range may change from time to time. The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company's valuation ratios, e.g. forward price to earnings, share price to book value, and enterprise value to operating cash flow. The momentum factor indicates whether changes in a company's share price are trending up or down. A momentum score is calculated using a security's price trends over the last six months and twelve months (except the previous month), adjusted for volatility. A security is only evaluated within a single sector.

The Index Provider ranks each stock of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock's value and momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights.

In seeking to track the performance of the Index, the Fund may invest in a representative sample of securities in its Index, which means the Fund may hold some, but not all of the securities in the Index. The representative sample will be selected by the Adviser or SSGA Funds Management, Inc. ("Subadviser") using quantitative analysis that aims to create a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including number of stocks in the parent index and asset size of the Fund. Based on its analysis of these factors, the Adviser or Subadviser may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Thus, there may be instances in which the Fund is underweight or overweight a security in the Index, or holds securities not in the Index.

The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, which the Adviser or Subadviser believes will help the Fund track the Index. Such instruments may include derivatives, including swap agreements based on the Index, futures contracts on equity indexes, and money market instruments. The Funds generally will invest in stock index futures and options in an attempt to reduce any performance discrepancies between the Fund and its Index. These investments tend to reduce transaction costs or add value when they are favorably priced. In addition, the Fund may seek to earn additional income through securities lending.

Prospectus | 39

The percentage of a Fund's portfolio exposed to any asset class, sector or industry will vary from time to time as the components and weightings of the securities within the Index change. A Fund may not be invested in each asset class, sector or industry at all times. Similarly, a Fund may be invested in an asset class, sector or industry to a greater extent than the Fund's Parent Index from time to time.

The Fund is expected to concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that its Index is concentrated. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time. The Index will rebalance quarterly.

USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes, exclusive of collateral held from securities lending) in securities in the Index. MSCI, Inc. (the "Index Provider") constructs the Index in accordance with a rules-based methodology. This 80% policy may be changed upon at least 60 days' written notice to shareholders. The Index is comprised solely of securities issued by small capitalization companies. As of [date], the market capitalization of the issuers in the Index ranged from $132 million to $9.9 billion. The range may change from time to time.

The Index is designed to deliver exposure to equity securities of small capitalization U.S. issuers that have higher exposure to value and momentum factors within the MSCI USA Small Cap Index (the "Parent Index") while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization weighted indexes. The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company's valuation ratios, e.g., forward price to earnings, share price to book value, and enterprise value to operating cash flow. The momentum factor indicates whether changes in a company's share price are trending up or down. A momentum score is calculated using a security's price trends over the last six months and twelve months (except the previous month), adjusted for volatility. A security is only evaluated within a single industry or sector. A liquidity filter is applied to screen out securities with low liquidity. Securities generally are filtered by selecting the top 90% by count of securities in the Parent Index, based on the highest 12-month annualized traded value.

The Index Provider ranks each stock of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock's value and momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights.

40 | USAA MSCI Index ETFs

In seeking to track the performance of the Index, the Fund may invest in a representative sample of securities in its Index, which means the Fund may hold some, but not all of the securities in the Index. The representative sample will be selected by the Adviser or SSGA Funds Management, Inc. ("Subadviser") using quantitative analysis that aims to create a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including number of stocks in the parent index and asset size of the Fund. Based on its analysis of these factors, the Adviser or Subadviser may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Thus, there may be instances in which the Fund is underweight or overweight a security in the Index, or holds securities not in the Index.

The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, which the Adviser or Subadviser believes will help the Fund track the Index. Such instruments may include derivatives, including swap agreements based on the Index, futures contracts on equity indexes, and money market instruments. The Funds generally will invest in stock index futures and options in an attempt to reduce any performance discrepancies between the Fund and its Index. These investments tend to reduce transaction costs or add value when they are favorably priced. In addition, the Fund may seek to earn additional income through securities lending.

The percentage of a Fund's portfolio exposed to any asset class, sector or industry will vary from time to time as the components and weightings of the securities within the Index change. A Fund may not be invested in each asset class, sector or industry at all times. Similarly, a Fund may be invested in an asset class, sector or industry to a greater extent than the Fund's Parent Index from time to time.

The Fund is expected to concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that its Index is concentrated. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time. The Index will rebalance quarterly.

USAA MSCI International Value Momentum Blend Index ETF

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes, exclusive of collateral held from securities lending) in securities in the Index, depositary receipts on securities in the Index, and securities underlying depositary receipts in the Index. MSCI, Inc. (the "Index Provider") constructs the Index in accordance with a rules-based methodology. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

Prospectus | 41

The Index is designed to deliver exposure to equity market performance in non-U.S. markets and provide higher exposure to value and momentum factors within the MSCI World ex USA Index (the "Parent Index") while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization weighted indexes. As of [date], the Index provided exposure to the following countries: Australia, Austria, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company's valuation ratios, e.g. forward price to earnings, share price to book value, and enterprise value to operating cash flow. The momentum factor indicates whether changes in a company's share price are trending up or down. A momentum score is calculated using a security's price trends over the last six months and twelve months (except the previous month), adjusted for volatility. A security is only evaluated within a single industry or sector.

The Index Provider determines whether an issuer is located in a particular country by reference to the Index methodology. In general, the Index Provider determines the country classification of a company by the company's country of incorporation and the primary listing of its securities. The Index Provider will classify a company in the country of incorporation if its securities have a primary listing in this country. In some cases, a company may be incorporated in one country while its securities have a primary listing in a different country. In such cases, the Index Provider performs an additional analysis to determine the company's country classification. In addition to the company's country of incorporation and the location of the primary listing, the Index Provider considers a set of criteria, including: (1) the security's secondary listings if any; (2) the geographic distribution of the company's shareholder base; (3) the location of its headquarters; (4) the geographic distribution of its operations (in terms of assets and revenues); (5) the company's history, and (6)the country in which investors consider the company to be most appropriately classified.

The Index Provider ranks each component of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock's value and momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights. In order to limit over weighting, the Index has a defined a threshold of 5% relative to the Parent Index in geographic regions, as defined by the Index Provider.

The Index is comprised of equity securities, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").

42 | USAA MSCI Index ETFs

In seeking to track the performance of the Index, the Fund may invest in a representative sample of securities in its Index, which means the Fund may hold some, but not all of the securities in the Index. The representative sample will be selected by the Adviser or SSGA Funds Management, Inc. ("Subadviser") using quantitative analysis that aims to create a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including number of stocks in the parent index and asset size of the Fund. Based on its analysis of these factors, the Adviser or Subadviser may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Thus, there may be instances in which the Fund is underweight or overweight a security in the Index, or holds securities not in the Index.

The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, which the Adviser or Subadviser believes will help the Fund track the Index. Such instruments may include derivatives, including swap agreements based on the Index, futures contracts on equity indexes, and money market instruments. The Funds generally will invest in stock index futures and options in an attempt to reduce any performance discrepancies between the Fund and its Index. These investments tend to reduce transaction costs or add value when they are favorably priced. In addition, the Fund may seek to earn additional income through securities lending.

The percentage of a Fund's portfolio exposed to any asset class, sector or industry will vary from time to time as the components and weightings of the securities within the Index change. A Fund may not be invested in each asset class, sector, geographic region or industry at all times. Similarly, a Fund may be invested in an asset class, sector or industry to a greater extent than the Fund's Parent Index from time to time.

The Fund is expected to concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that it's Index is concentrated. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time. The Index will rebalance quarterly.

USAA MSCI Emerging Markets Value Momentum Blend Index ETF

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes, exclusive of collateral held from securities lending) in securities in the Index, depositary receipts on securities in the Index, and securities underlying depositary receipts in the Index. MSCI, Inc. (the "Index Provider") constructs the Index in accordance with a rules-based methodology. This 80% policy may be changed upon at least 60 days' written notice to shareholders. The Index is comprised solely of securities issued by companies associated with emerging market countries as described more fully below.

Prospectus | 43

The Index is designed to deliver exposure to equity market performance in the global emerging markets and provide higher exposure to value and momentum factors within the MSCI Emerging Markets Index (the "Parent Index") while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization weighted indexes. As of [date], the emerging market countries include: Brazil, Chile, China, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. A liquidity filter is applied to screen out securities with low liquidity. Securities generally are filtered by selecting the top 90% by count of securities in the Parent Index, based on the highest 12-month annualized traded value. The Index Provider determines whether an issuer is located in a particular country by reference to the Index methodology.

The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company's valuation ratios, e.g. forward price to earnings, share price to book value, and enterprise value to operating cash flow. The momentum factor indicates whether changes in a company's share price are trending up or down. A momentum score is calculated using a security's price trends over the last six months and twelve months (except the previous month), adjusted for volatility. A security is only evaluated within a single industry or sector.

The Index Provider determines whether an issuer is located in a particular country by reference to the Index methodology. In general, the Index Provider determines the country classification of a company by the company's country of incorporation and the primary listing of its securities. The Index Provider will classify a company in the country of incorporation if its securities have a primary listing in this country. In some cases, a company may be incorporated in one country while its securities have a primary listing in a different country. In such cases, the Index Provider performs an additional analysis to determine the company's country classification. In addition to the company's country of incorporation and the location of the primary listing, the Index Provider considers a set of criteria, including: (1) the security's secondary listings if any; (2) the geographic distribution of the company's shareholder base; (3) the location of its headquarters; (4) the geographic distribution of its operations (in terms of assets and revenues); (5) the company's history, and (6)the country in which investors consider the company to be most appropriately classified.

The Index Provider ranks each stock of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock's value and momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights. In order to limit over weighting, the

44 | USAA MSCI Index ETFs

Index has a defined a threshold of 5% relative to the Parent Index in geographic regions, as defined by the Index Provider.

The Index is comprised of equity securities, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").

In seeking to track the performance of the Index, the Fund may invest in a representative sample of securities in its Index, which means the Fund may hold some, but not all of the securities in the Index. The representative sample will be selected by the Adviser or SSGA Funds Management, Inc. ("Subadviser") using quantitative analysis that aims to create a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including number of stocks in the parent index and asset size of the Fund. Based on its analysis of these factors, the Adviser or Subadviser may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Thus, there may be instances in which the Fund is underweight or overweight a security in the Index, or holds securities not in the Index.

The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, which the Adviser or Subadviser believes will help the Fund track the Index. Such instruments may include derivatives, including swap agreements based on the Index, futures contracts on equity indexes, and money market instruments. The Funds generally will invest in stock index futures and options in an attempt to reduce any performance discrepancies between the Fund and its Index. These investments tend to reduce transaction costs or add value when they are favorably priced. In addition, the Fund may seek to earn additional income through securities lending.

The percentage of a Fund's portfolio exposed to any asset class, sector or industry will vary from time to time as the components and weightings of the securities within the Index change. A Fund may not be invested in each asset class, sector, geographic region or industry at all times. Similarly, a Fund may be invested in an asset class, sector or industry to a greater extent than the Fund's Parent Index from time to time.

The Fund is expected to concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that its Index is concentrated. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time. The Index will rebalance quarterly.

RISKS

Authorized Participant Concentration Risk: At certain times, the Fund's shares may have a limited number of Authorized Participants, which are financial institutions that are able to purchase and redeem a large specified

 Prospectus | 45

number of shares of the Fund "Creation Units." To the extent they cannot or otherwise are unwilling to engage in creation and redemption transactions and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and delisting from the exchange.

Calculation Methodology Risk: An Index relies on various sources of information to assess the criteria of issuers included in the Index (or the "Reference Index"), including information that may be based on assumptions and estimates. Neither a Fund, Index Provider, Subadviser, nor Adviser can offer assurances that an Index's calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index. An Index has a limited performance history.

Concentration Risk: In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an Index concentrates in the securities of issuers in a particular industry or sector, a Fund also can be expected to concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. If an Index is not concentrated in a particular industry or sector, a Fund will not concentrate in a particular industry or sector.

Derivatives Risk: A Fund may invest in futures, options, swaps, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that a Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose a Fund to the effects of leverage, which could increase a Fund's market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. In addition, proposed and current regulation may limit a Fund's ability to invest in derivatives. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to a Fund.

Exchange-Traded Fund ("ETF") Risk: An investment in ETFs involves certain further risks because they, unlike traditional mutual funds, are traded on an exchange. ETFs are subject to the following risks: (i) the market price of the ETF's shares may trade at a premium or discount to the ETF's NAV;

(ii)an active trading market for an ETF may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain

 46 | USAA MSCI Index ETFs

unchanged. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected. A Fund's investments in other investment companies are subject to statutory limitations prescribed by the 1940 Act. Investors buying or selling shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Foreign Investing Risk: Regarding the USAA MSCI International Value Momentum Blend Index ETF and USAA MSCI Emerging Markets Value Momentum Blend Index ETF, foreign investing risk is the possibility that the value of a Fund's investments in foreign securities will decrease because of currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; less publicly available information about foreign issuers; difficulties in obtaining legal judgments; foreign withholding taxes; among other challenges on non-U.S. investments. Foreign investing may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. Foreign investments may be more difficult to value than U.S. securities. Risks that require additional consideration are:

￿Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

￿Depositary Receipts Risk: Foreign securities may trade in the form of depositary receipts, which include ADRs and GDRs (collectively "Depositary Receipts"). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent

Prospectus | 47

upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

￿Emerging Markets Risk: Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that generally are less economically diverse and mature than those in the United States and to political systems that may be less stable. Investments in emerging markets may be subject to the risk of abrupt and severe price declines and their financial markets often lack liquidity. In addition, emerging market countries may be more likely than developed countries to experience rapid and significant adverse developments in their political or economic structures. Emerging market economies also may be overly reliant on particular industries, and more vulnerable to shifts in international trade, trade barriers, and other protectionist or retaliatory measures. Governments in many emerging market countries participate to a significant degree in their economies and securities markets. Some emerging market countries restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or may nationalize or expropriate the assets of private companies. Emerging market countries also may be subject to high inflation and rapid currency devaluations and currency-hedging techniques may be unavailable in certain emerging market countries.

￿Political Risk: Political risk includes a greater potential for coups d'état, revolts, and expropriation by governmental organizations.

￿European Economic Risk: In June 2016, the United Kingdom ("UK") approved a referendum to leave the European Union ("EU"), commonly referred to as the "Brexit." The impact of Brexit is so far uncertain.

The effect on the UK's economy will likely depend on the nature of trade relations with the EU following its exit, a matter to be negotiated. The decision may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the UK and European economies, as well as the broader global economy for some time.

Index Risk: Each Fund attempts to track the performance of a specific index. An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance of a particular market. Each Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not "actively" managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security's issuer was in financial trouble. Each Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund's performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the

48 | USAA MSCI Index ETFs

impact of a market decline or a decline in the value of one or more issuers. Additionally, each Fund typically will not match the performance of its index because the performance of its Index does not factor in the costs of buying, selling, and holding stocks or other operating expenses and costs of the Fund.

Large-Capitalization Company Risk: For each Fund, except USAA MSCI USA Small Cap Value Momentum Blend Index ETF, investments in large-capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.

Liquidity Risk: Certain securities held by a Fund may be difficult (or impossible) to buy or sell at the time and at the price a Fund would like due to a variety of factors, including general market conditions, the perceived financial strength of the issuer, specific restrictions on resale of the securities, infrequent trading, or lack of market participants. Liquidity is a general investment risk that potentially could impact any security, but funds that invest in foreign or emerging market securities, derivatives, or other structured investments, which all have experienced periods of illiquidity, generally are subject to greater liquidity risk than funds that do not invest in these types of securities. The Fund may also experience reduced liquidity if it has unusually high redemption requests. Reduced liquidity means that the Fund may have difficulty meeting redemptions requests, be unable to achieve its desired level of exposure to a certain market or sector, need to dispose of certain securities, adversely impact the valuation of certain securities at an unfavorable price, or forgo investment opportunities. In addition, reduced liquidity could impact the Fund's performance negatively.

Management Risk: A Fund is subject to management risk, which is the possibility that the investment techniques and risk analyses used by the Fund's portfolio managers will not produce the desired results.

Market Risk. Any investment involves risk, and there is no assurance that the Fund's investment objective will be achieved. Losing money is a risk of investing in the Fund. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments, and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets, or general negative investor sentiment. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. In addition, markets and market-participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other

Prospectus | 49

technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies, and could add significantly to the risks of increased volatility for a Fund. Equity securities tend to be more volatile than debt securities.

Market Trading Risk: The NAV of a Fund and the value of your investment may fluctuate. Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares. Any of these factors, among others, may result in shares trading at a significant premium or discount to NAV.

Mid-Capitalization Company Risk: For or each Fund, except USAA MSCI USA Small Cap Value Momentum Blend Index ETF, investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Momentum Risk: Momentum investing entails investing more in securities that exhibit persistence in relative performance evidenced by better recent price performance compared to other securities. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security's price is peaking. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Preferred Stock Risk: Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. Unlike interest payments on debt securities, dividends on preferred stock generally are payable at the discretion of the issuer's board of directors. Shareholders may suffer a loss of value if dividends are not paid. In certain situations an issuer may call or redeem its preferred stock or convert it to common stock. The

50 | USAA MSCI Index ETFs

market prices of preferred stocks generally are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

Rebalancing Risk: In purchasing and selling securities to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.

Regulatory Risk: Each Fund is subject to regulatory risk, which is the risk that legislative, regulatory, or tax policies or developments may have an adverse impact on the value of the Fund's investments and the Fund's NAV.

Securities Lending Risk: A Fund may lend portfolio securities to broker-dealers or other institutions on a fully collateralized basis. There is a risk of delay in recovering a loaned security and/or risk of loss in collateral if the borrower becomes insolvent. There also is risk of loss if the borrower defaults and fails to return the loaned securities. A Fund could incur losses on the reinvestment of cash collateral from the loan, if the value of the short-term investments acquired with the cash collateral is less than the amount of cash collateral required to be returned to the borrower.

Seed Investor or Large Shareholder Risk: Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund's shares. In addition, seed investors, such as the Adviser, an affiliate of the Adviser, an Authorized Participant, a lead market maker, or other entity, may contribute all or a majority of the assets in the Fund to facilitate commencement of the Fund or to facilitate the Fund's achieving a specified size or scale. To the extent a seed investor in the Fund is an entity subject to domestic and/or international banking regulations, changes in those regulations (e.g., capital requirements) or in the seed investor's financial status may cause or require the seed investor to redeem its investment in the Fund when it otherwise would not choose to redeem that investment. There is a risk that such large shareholders or seed investors may redeem their investments in the Fund, which could have a significant negative impact on the Fund's NAV, market price, and brokerage costs.

Small-Capitalization Company Risk: For each Fund, except USAA MSCI USA Value Momentum Blend Index ETF, investments in small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, making it difficult for a Fund to buy and sell them at the time and price desired, and these issuers often face greater business risks. Small-capitalization companies typically are less financially stable than larger, more established companies, and may depend on a small number of key personnel, making them vulnerable

Prospectus | 51

to loss of personnel. These companies also generally have less diverse product lines than larger capitalization companies and are more susceptible to adverse developments related to their products.

Tracking Error Risk: Tracking error is the divergence of a Fund's performance from that of the Index. The performance of a Fund may diverge from that of its Index because of a number of reasons, such as the use of representative sampling, transaction costs, a Fund's holding of cash, differences in accrual of dividends, changes to the Index, tax considerations, rebalancing, or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. To the extent that a Fund calculates its NAV based on fair value prices and the value of the Index is based on securities' closing prices (i.e., the value of the Index is not based on fair value prices), a Fund's ability to track the Index may be adversely affected. For tax efficiency purposes, a Fund may sell certain securities to realize losses, which will result in a deviation from the Index.

Valuation Risk: The sale price the Fund could receive for a security may differ from the Fund's valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

Value Risk: Value investing entails investing in securities that are inexpensive (or "cheap") relative to other stocks in the universe based on ratios such as earnings to price or book to price. There may be periods when value investing is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks are subject to the risks that their intrinsic value may never be realized by the market.

ADDITIONAL INFORMATION

This prospectus does not tell you about every policy or risk of investing in the Funds. For additional information about the Funds' investment policies and the types of securities in which the Funds' assets may be invested, you may want to request a copy of the Statement of Additional Information ("SAI").

52 | USAA MSCI Index ETFs

FUND MANAGEMENT

AMCO serves as the investment adviser of each Fund. Each Fund is one of six exchange-traded funds offered by USAA ETF Trust. AMCO is an affiliate of United Services Automobile Association ("USAA"), a large, diversified financial services institution. AMCO's mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825. AMCO had approximately $XX billion in total assets under management as of [date].

AMCO provides investment management services to the Funds pursuant to a Management Agreement. Under this agreement, AMCO is responsible for managing the business and affairs of the Funds, subject to the authority of and supervision by the Board. In addition to providing investment management services, AMCO also provides administration and operating services to the Funds pursuant to an Administration and Operating Services Agreement.

USAA MSCI USA Value Momentum Blend Index ETF

For AMCO's services under the Management Agreement, the Fund pays AMCO an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of fifteen one hundredths of one percent (0.15%) of the Fund's average daily net assets. For AMCO's services under the Administration and Operating Services Agreement, the Fund pays AMCO a fee, which is accrued daily and paid monthly, equal to an annualized rate of one tenth of one percent (0.10%) of the Fund's average daily net assets.

USAA MSCI USA Small Cap Value Momentum Blend Index ETF

For AMCO's services under the Management Agreement, the Fund pays AMCO an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of fifteen one hundredths of one percent (0.15%) of the Fund's average daily net assets. For AMCO's services under the Administration and Administration and Operating Services Agreement, the Fund pays AMCO a fee, which is accrued daily and paid monthly, equal to an annualized rate of fifteen one hundredths of one percent (0.15%) of the Fund's average daily net assets.

USAA MSCI International Value Momentum Blend Index ETF

For AMCO's services under the Management Agreement, the Fund pays AMCO an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of one quarter of one percent (0.25%) of the Fund's average daily net assets. For AMCO's services under the Administration and Operating Services Agreement, the Fund pays AMCO a fee, which is accrued daily and paid monthly, equal to an annualized rate of fifteen one hundredths of one percent (0.15%) of the Fund's average daily net assets.

Prospectus | 53

USAA MSCI Emerging Markets Value Momentum Blend Index ETF

For AMCO's services under the Management Agreement, the Fund pays AMCO an investment management fee, which is accrued daily and paid monthly, equal to an annualized rate of three tenths of one percent (0.30%) of the Fund's average daily net assets. For AMCO's services under the Administration and Operating Services Agreement, the Fund pays AMCO a fee, which is accrued daily and paid monthly, equal to an annualized rate of two tenths of one percent (0.20%) of the Fund's average daily net assets.

Each Fund also pays AMCO compensation under the Management Agreement for providing advisory services in connection with securities lending activities of each Fund. This compensation is in addition to the compensation under the Management Agreement described above. A lending Fund will pay AMCO 1.00% of the investment income (net of any amounts paid to borrowers) on cash collateral and of the loan fees received from borrowers in respect of each securities loan, less custodial and similar expenses relating to such loans other than the portion of such amounts payable by each Fund as fees to a securities lending agent. AMCO has currently agreed to waive this compensation.

Under the Administration and Operating Services Agreement, AMCO provides administrative and operating services to the Funds and is obligated to pay all their expenses except Rule 12b-1 distribution and/or service fees, taxes, brokerage commissions and transaction costs, acquired fund fees and expenses, and extraordinary expenses.

AMCO has contractually agreed to waive a portion of its investment management fees in an amount equal to 0.05% of the average daily net assets of each Fund through [date] and the waiver cannot be terminated or reduced without approval of the Fund's Board during that term.

Each Fund is authorized to use a "manager-of-managers" structure. AMCO may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of each Fund's assets. AMCO monitors each subadviser's performance through quantitative and qualitative analysis and periodically report to the Board as to whether each subadviser's agreement should be renewed, terminated without penalty, or modified. AMCO also is responsible for determining how each Fund's assets should be allocated to the subadvisers. The allocation for each subadviser could range from 0% to 100% of a Fund's assets, and AMCO could change the allocations without shareholder approval.

AMCO has entered into an Investment Subadvisory Agreement with SSGA FM, under which SSGA FM is responsible for the securities selection, research and trading of the Funds' assets in accordance with the Funds' investment objectives, policies, and restrictions, subject to the general supervision and oversight of AMCO and the Board. SSGA FM is compensated directly by AMCO and not by the Fund.

54 | USAA MSCI Index ETFs

SSGA FM, State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSGA FM is registered with the Securities and Exchange Commission (SEC) as an investment adviser under the Investment Advisers Act of 1940 and is a subsidiary of State Street Corporation ("State Street"), a publicly held financial holding company. As of December 31, 2016, SSGA FM had approximately $410.71 billion in assets under management. SSGA FM and other advisory affiliates of State Street make up State Street Global Advisors (SSGA), the investment management arm of State Street. As of December 31, 2016, SSGA had approximately $2.47 trillion in assets under management.

USAA Investment Management Company ("Distributor") acts as the Funds' distributor and State Street Bank and Trust Company acts as the Funds' custodian and transfer agent and also provides certain sub-administration services. The Distributor distributes Creation Units for the shares and does not maintain a secondary market in the shares of the Funds.

PORTFOLIO MANAGERS

Wasif A. Latif, Head of Global Multi-Assets, is responsible for the Funds' asset allocation and has co-managed the Funds since their inception in [date]. Mr. Latif has 18 years of investment management experience and has worked for the Adviser for 10 years. Education: B.S. in finance, University of Indianapolis; M.B.A., University of Illinois at Chicago.

Lance Humphrey, CFA, Executive Director of Global Multi-Asset Portfolios, has co-managed the Funds since their inception in [date]. Mr. Humphrey has 10 years of investment experience and has worked for the Adviser for nine years. Education: B.A., Finance, Texas State University. He holds the CFA designation and is a member of the CFA Society of San Antonio.

Emiliano Rabinovich, CFA, is a Vice President of SSGA FM and Senior Portfolio Manager in the firm's Global Equity Beta Solutions Group ("GEBS"). Mr. Rabinovich joined SSGA FM in 2006 and has been working in the investment management field since 2003. He has co-managed the Funds since their inception in [date]. Education: B.A. in Economics, the University of Buenos Aires; M.A. in Economics, the University of CEMA. He holds the CFA designation and is a member of CFA Security Boston, Inc.

Karl Schneider, CAIA, is a Managing Director of SSGA FM and Deputy Head of GEBS in the Americas. Mr. Schneider joined SSGA FM in 1997 and has 21 years of investment experience. He has co-managed the Funds since their inception in [date]. Education: B.S. in Finance and Investments, Babson College; M.S. in Finance, the Carroll School of Management at Boston College. He has earned the Chartered Alternative Investment Analyst designation and is a member of the CAIA Association.

John Law, CFA, is a Vice President and Senior Portfolio Manager at SSGA FM. Prior to joining SSGA FM in 2016, Mr. Law worked at Dimensional Fund Advisors as a portfolio manager since 2007. He has 10 years of

Prospectus | 55

investment experience. He has co-managed the USAA MSCI USA Value Momentum Blend Index ETF since its inception in [date]. Education: M.B.A., the University of Chicago Booth School of Business, where he was a Siebel Scholar, and Master's and Bachelor's degrees from Cambridge University and Princeton University, respectively. He also earned the Chartered Financial Analyst ("CFA") designation and is a member of CFA Society Boston, Inc.

Daniel TanPas, CFA, is a Principal and a Portfolio Manager at SSGA FM. Mr TanPas joined SSGA FM in 2010 and has 11 years of investment experience. He has co-managed the USAA MSCI USA Small Cap Value Momentum Blend Index ETF since its inception in [date].

Education: Bachelor's degree in Economics, Dartmouth College; J.D., Harvard Law School. He earned the CFA designation and is a member of the CFA Institute and the CFA Security Boston, Inc.

Melissa Kapitulik is a Vice President and Senior Portfolio Manager at SSGA FM. Ms. Kapitulik joined SSGA FM in 2006 and has 11 years of investment experience. She has co-managed the USAA MSCI International Value Momentum Blend Index ETF since its inception in [date]. Education: B.S. in Finance, Villanova University.

Olga Winner, CFA, is a Vice President and Senior Portfolio Manager at SSGA FM. Ms. Winner joined SSGA FM in 2007 and has 15 years of investment experience. She has co-managed the USAA MSCI Emerging Markets Value Momentum ETF since its inception in [date]. Education: B.S. in Finance, the University of Massachusetts; M.B.A and M.S. in Finance., the Carroll School of Management at Boston College. She also earned the CFA designation and is a member of the CFA Society Boston, Inc.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund securities.

PORTFOLIO HOLDINGS

Before commencement of trading in shares each day on the exchange, each Fund will disclose its portfolio holdings on its website at usaa.com. Additional information about each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Fund's SAI, which is available upon request.

BUYING AND SELLING SHARES OF THE ETFS

Except when aggregated in Creation Units, shares are not redeemable with a Fund.

56 | USAA MSCI Index ETFs

Shares of each Fund can be purchased directly from the issuing Fund only by or through Authorized Participants and only in Creation Units, as discussed in the "Creations and Redemptions" section of the SAI. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement. The Trust reserves the right to reprocess creation and redemption transactions that were processed at an NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) Authorized Participants accordingly based on the official closing NAV, as adjusted. The Trust also reserves the right to advance the time by which creation and redemption orders must be received as permitted by the Securities and Exchange Commission ("SEC"). Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) and the applicable transaction fees is included in the Funds' SAI.

Most individual investors will not be able to purchase shares directly from the Fund. Instead, such investors will purchase shares on the secondary market through a brokerage account. You can buy and sell shares on the secondary market in the same way you buy and sell any other exchange-traded security—through a brokerage account. Your brokerage firm may charge you a commission to execute the transaction. The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of shares.

You also may incur the cost of the difference between the price that an investor is willing to pay for shares (the "bid" price) and the price at which an investor is willing to sell shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread." The spread varies over time based on trading volume and market liquidity. Additionally, since secondary-market transactions occur at market prices, you may pay more (premium) or less (discount) than NAV when you buy shares and receive more or less than NAV when you sell those shares. In times of market volatility, the bid-ask spread and premiums/discounts can increase significantly. Information about the premiums and discounts at which the shares have traded will be available at usaa.com.

Shares of each Fund are listed for trading on NYSE Arca, Inc. under the symbols set forth below.

Fund	Ticker Symbol

USAA MSCI USA Value	ULVM
Momentum Blend Index ETF

Prospectus | 57

USAA MSCI USA Small Cap	USVM
Value Momentum Blend
Index ETF

USAA MSCI International	UIVM
Value Momentum Blend
Index ETF

USAA MSCI Emerging	UEVM
Markets Value Momentum
Blend Index ETF

NYSE Arca, Inc. is open for trading Monday through Friday and is closed on most national holidays and Good Friday. Exchange holiday schedules are subject to change without notice.

Unless imposed by your brokerage firm, there is no minimum dollar amount you must invest and no minimum number of shares you must buy. Your ownership of shares will be shown on the records of your broker. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of shares, and tax information. Your broker also will be responsible for ensuring that you receive net investment income and capital gain distributions as well as shareholder reports and other communications from the Funds.

The Funds intend to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933 (the "Securities Act"). Further, an Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Book Entry: Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC"), or its nominee, will be the registered owner of all outstanding shares of a Fund and is recognized as the owner of all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or "street name"

58 | USAA MSCI Index ETFs

through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the Funds.

Continuous Offering: The method by which Creation Units of shares are created and traded may raise certain issues under the federal securities laws. Because new Creation Units of shares are issued and sold by a Fund on an ongoing basis, a "distribution" (as defined in the Securities Act may occur at any point. As a result, broker-dealers engaging in the purchase and sale of shares could be deemed to be dealers or underwriters, potentially subjecting them to the prospectus delivery requirements and liability and/or the other provisions of the federal securities laws. Broker-dealers also should note that, even if they are not deemed to be an underwriter but are effecting transactions in shares, they may be required to deliver a prospectus.

Investments by registered investment companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Funds. AMCO has obtained an SEC exemptive order that allows registered investment companies to invest in the shares of the Funds beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including the requirement to enter into a participation agreement with AMCO. Thus, each Fund has adopted a policy that it will not invest in other investment companies in excess of 1940 Act limits in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G).

OTHER IMPORTANT SHAREHOLDER INFORMATION

SHORT-TERM TRADING

The Trust's Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Funds' shares because the Funds sell and redeem shares at NAV only in Creation Units pursuant to the terms of an Authorized Participant Agreement between the Authorized Participant and the Distributor, and such direct trading between the Funds and Authorized Participants is critical to ensuring that the Funds' shares trade at or close to NAV. Further, the vast majority of trading in Fund shares occurs on the secondary market, which does not involve the Funds directly and, therefore, does not cause the Funds to experience many of the harmful effects of market timing, such as dilution and disruption of portfolio management. In addition, the Funds impose a transaction fee on Creation Unit transactions, which is designed to offset transfer and other

Prospectus | 59

transaction costs incurred by the Funds in connection with the issuance and redemption of Creation Units and may employ fair valuation pricing to minimize potential dilution from market timing. The Funds reserve the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

DISTRIBUTION FEES

Rule 12b-1 under the 1940 Act permits funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The shares offered by this prospectus are subject to a 12b-1 plan. Under the plan, the shares may, but do not currently intend to, pay annual fees of up to 0.25% of the Fund's average daily net assets attributable to the shares to the Distributor for distribution and individual shareholder services, including past distribution services. However, the Board has determined not to authorize payment of a 12b-1 plan fee by the shares at this time.

The 12b-1 plan fee may only be imposed when the Board determines that it is in the best interest of shareholders to do so. Because these fees are paid out of a Fund's assets on an ongoing basis, if payments are made in the future, over time these fees will increase the cost of your investment in the shares and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see "Distribution Services" in the SAI.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser, the Funds' distributor, and their affiliates may make payments to financial intermediaries for distribution and related services. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by financial intermediaries for their sales activities with respect to a Fund, such as preparing, printing, and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as inclusion of a Fund on certain select or recommended lists; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about a Fund, and sponsorship of sales meetings, which may include covering costs of providing speakers. The distributor may sponsor seminars and conferences designed to educate financial intermediaries about a Fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to educate financial intermediaries about a Fund and help defray the costs associated with offering a Fund. These payments may create a conflict of interest by influencing the financial intermediary to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information. The amount of

60 | USAA MSCI Index ETFs

any payments described by this paragraph is determined by us or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor and do not affect the total expense ratio of the Fund.

INTRADAY INDICATIVE VALUE CALCULATION

The market or trading price of a Fund's shares may differ from the Fund's daily NAV. If you buy or sell shares on the secondary market you will receive the market price and you may pay brokerage expenses.

Throughout the trading day, a third party will disseminate an approximate per-share value of the shares based on a Fund's holdings every fifteen seconds through the facilities of the Consolidated Tape Association. This value will be based on the current market value of a Fund's portfolio holdings that will be used to calculate that day's NAV. This value should not be viewed as a "real-time" update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the United States, except to reflect currency fluctuations. No Fund is involved in, or responsible for, the calculation or dissemination of this value or makes any warranty as to its accuracy.

The previous day's NAV and closing market price for the shares will be available on usaa.com.

SHARE PRICE CALCULATION

The NAV per share is calculated by adding the value of a Fund's assets (i.e., the value of its investments and other assets), deducting liabilities, and dividing by the number of shares outstanding. A Fund's NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern time) each day that the NYSE is open for regular trading.

VALUATION OF SECURITIES

The Board has established a Valuation Committee (the Committee); and subject to Board oversight and approval, the Committee administers and oversees the Funds' valuation policies and procedures. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

Equity securities, including ETFs, except as otherwise noted, traded primarily on domestic securities exchanges or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated

Prospectus | 61

according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

Repurchase agreements are valued at cost.

Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

Futures contracts are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the settlement price.

Options contracts are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV. Options on futures are valued at the settlement price.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith, at fair value by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Fund include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data,

62 | USAA MSCI Index ETFs

the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

For additional information on how securities are valued, see Valuation of Securities in the Fund's SAI.

DIVIDENDS AND OTHER DISTRIBUTIONS

Distributions from each Fund's net investment income (dividends) are distributed quarterly (the ex-distribution date) for USAA MSCI USA Value Momentum Blend Index ETF and USAA MSCI USA Small Cap Value Momentum Blend Index ETF; semi-annually for USAA MSCI International Value Momentum Blend Index ETF and USAA MSCI Emerging Markets Value Momentum Blend Index ETF. Cash dividends will be sent via brokers after the ex-distribution date.

Ordinarily, any net realized capital gains are distributed in December of each year. A Fund may make additional distributions to shareholders when considered appropriate or necessary. For example, a Fund could make one or more additional distributions to avoid the imposition of federal income or excise taxes.

No dividend reinvestment service is provided by the Trust. In order to reinvest dividends and capital gain distributions, you must hold your shares at a broker that offers a reinvestment service. This can be the broker's own service or a service made available by a third party, such as the broker's outside clearing firm or the DTC. If a reinvestment service is available, distributions of net income and capital gains can automatically be reinvested in additional whole shares of the Fund.

Distributions which are reinvested will be taxable to the same extent as if the distributions had not been reinvested. To determine whether a reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.

TAXES

The following tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus.

⬛Treatment of the Fund

Each Fund, which is treated as a separate corporation for federal tax purposes, intends to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By doing so, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gains over net long-term capital loss (net short-term capital gains), and net gains and losses from

Prospectus | 63

certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to its shareholders.

⬛Shareholder Taxation

Distributions that shareholders receive from a Fund are subject to federal income tax and may be subject to state and/or local taxes. Dividends and distributions of net short-term gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares of the Fund. A portion of a Fund's dividends may qualify for (1) the 70% dividends-received deduction available to corporations and (2) the lower federal income tax rates applicable to "qualified dividend income" of individuals and certain other non-corporate shareholders (each, an "individual shareholder") who satisfy certain restrictions with respect to their Fund shares—a maximum of 15%, or 20% for individual shareholders whose taxable income exceeds certain thresholds.

Regardless of the length of time you have held shares of the Fund, distributions of net capital gains that a Fund realizes are taxable to you as long-term capital gains, whether received in cash or reinvested in additional shares of the Fund. Those distributions to individual shareholders will qualify for the 15% and 20% rates described above.

You may realize a capital gain or loss for federal income tax purposes on a sale of shares. Your gain or loss is based on the difference between your basis in the shares and the sale proceeds you receive. Any capital gain an individual shareholder recognizes on sale of his or her shares that have been held for more than one year will qualify for the 15% and 20% rates described above.

In addition, an individual shareholder is subject to a 3.8% federal tax on the lesser of (1) the individual's "net investment income," which generally includes distributions a Fund pays and net gains realized on the sale of shares, or (2) the excess of his or her "modified adjusted gross income" over $200,000 (or $250,000 if married and filing jointly). This tax is in addition to any other taxes due on that income. You should consult your tax adviser regarding the effect, if any, this provision may have on your investment in shares of a Fund.

Because you generally must elect a basis determination method before the settlement date for any sale of your shares, you should talk to the broker that holds those shares for you about making that election. You also will not receive any tax information from the Fund, such as Form 1099, which your broker will be responsible for providing.

⬛Foreign Taxes

Dividends and interest the Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes foreign countries and U.S. possessions impose ("foreign taxes") that would reduce the

64 | USAA MSCI Index ETFs

yield and/or total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes; however, many foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the IRS (Foreign Election) that would permit you to take a credit (or a deduction) for foreign taxes the Fund pays. If the Foreign Election is made, you would include in your gross income both dividends you received from the Fund and the amount of your proportionate share of those foreign taxes and would be entitled to a credit against your federal income tax, subject to the limitations set forth in the Code with respect to the foreign tax credit generally. Alternatively, you could, if it were to your advantage, treat the foreign taxes paid by the Fund as an itemized deduction in computing your taxable income rather than as a tax credit. It is anticipated that the Fund will make the Foreign Election for its current taxable year. If the Fund does so, it will report to you shortly after each year your share of the foreign taxes it paid and its foreign-source income.

⬛Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the aggregate basis in the securities and cash surrendered. An Authorized Participant that redeems Creation Units in exchange for securities generally will recognize a gain or loss equal to the difference between the basis in the Creation Units and the aggregate market value of the securities and cash received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sale," or on the basis that there has been no significant change in economic position.

SHAREHOLDER MAILINGS

⬛Householding

Householding is an option available to certain shareholders of each Fund. Householding is a method of delivery, based on the preference of the individual shareholder, in which a single copy of certain documents can be delivered to shareholders who share the same address, even if their accounts are registered under different names. Householding for each Fund is available through certain financial intermediaries. If you are interested in enrolling in householding and receiving a single copy of the Prospectus and other shareholder documents for your Fund, please contact your broker-dealer. If

Prospectus | 65

you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties, including, among others, the investment adviser, transfer agent, and distributor, who provide services to each Fund. Shareholders are not parties to, or intended (or "third-party") beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust or a Fund.

This prospectus provides information concerning the Trust and each Fund that you should consider in determining whether to purchase shares of a Fund. Neither this prospectus nor the related SAI is intended to be, or should be read to give rise to, an agreement or contract between the Trust or a Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

PREMIUM/DISCOUNT INFORMATION

Information showing the number of days the market price of a Fund's shares was greater than a Fund's NAV per Fund share (i.e., at a premium) and the number of days it was less than a Fund's NAV per Fund share (i.e., at a discount) for various time periods is available by visiting the Funds' website at usaa.com.

FINANCIAL HIGHLIGHTS

This section would ordinarily include each Fund's financial highlights table, which is intended to help you understand each Fund's financial performance for the periods of operations. Because the Funds commenced operations on or following the date of this prospectus, no financial highlights are shown.

66 | USAA MSCI Index ETFs

Index Provider

MSCI is a provider of investment decision support tools to investors globally. MSCI products and services include indices, portfolio risk and performance analytics, and governance tools. MSCI is not affiliated with the Trust, AMCO, IMCO or any of their respective affiliates. AMCO or its affiliates have entered into a license agreement with the Index Provider to use each Index. AMCO or its affiliates sublicense rights in each Index to the Trust at no charge.

Disclaimers

THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY AMCO. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY,

| 67

ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

NOTES

NOTES

NOTES

USAA

9800 Fredericksburg Road

San Antonio, Texas 78288

SAVE PAPER AND FUND COSTS

Sign up for e-delivery under My Profile on usaa.com select Manage

Preferences.

Set your Document Preferences to USAA documents online.

Additional information about the Funds' investments is available in the Funds' statement of additional information (SAI) and, when available, the annual and semiannual reports to shareholders. A complete description of the Fund's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' SAI. The SAI has been filed with the SEC and is incorporated by reference to and legally a part of this prospectus. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To obtain a free copy of the Funds' SAI, annual or semiannual reports, or request additional information about a Fund, please:

Visit: usaa.com/etfprospectus

Call: (800) 531-USAA (8722) or 210-531-USAA.

Write or E-mail: prospectus@usaa.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The documents and other information are available on the EDGAR database on the SEC's website (www.sec.gov) or the Commission's. Additionally, copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-1520.

No person is authorized to give any information or to make any representations about the Funds and its shares not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Investment Company Act File No. 811-23271

98738-1017	©2017, USAA. All rights reserved.

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
SUBJECT TO COMPLETION –
Preliminary Statement of Additional Information DATED [	] 2017.
USAA ETF TRUST	STATEMENT OF
ADDITIONAL INFORMATION
[ ], 2017
	Ticker	Stock Exchange
USAA Core Intermediate-Term Bond ETF	UITB	NYSE Arca, Inc.
USAA Core Short-Term Bond ETF	USTB	NYSE Arca, Inc.
USAA MSCI USA Value Momentum Blend Index ETF	ULVM	NYSE Arca, Inc
USAA MSCI USA Small Cap Value Momentum Blend Index ETF	USVM	NYSE Arca, Inc
USAA MSCI International Value Momentum Blend Index ETF	UIVM	NYSE Arca, Inc
USAA MSCI Emerging Markets Value Momentum Blend Index ETF	UEVM	NYSE Arca, Inc

USAA ETF TRUST (the "Trust") is an open-end management investment company and currently offers the following six exchange- traded funds ("Funds"), all of which are described in this statement of additional information ("SAI"):

•USAA Core Intermediate-Term Bond ETF and USAA Core Short-Term Bond ETF (together, the "Active Funds"); and

•USAA MSCI USA Value Momentum Blend Index ETF, USAA MSCI USA Small Cap Value Momentum Blend Index ETF, USAA MSCI International Value Momentum Blend Index ETF, USAA MSCI Emerging Markets Value Momentum Blend Index ETF (together, the "Index Funds").

Each Fund is classified as diversified. Shares of the Funds are listed on the NYSE Arca, Inc. and are available for purchase by individual investors through their brokers at market price, which may be at a discount of premium to their net asset values ("NAVs"). A broker may charge transaction and other fees to trade in and hold shares of the Funds. Shares of the Funds are not individually redeemable securities.

USAA Asset Management Company ("AMCO" or "Manager") serves as the manager of the Funds and USAA Investment Management Company ("IMCO" or "Distributor") serves as distributor to the Funds. Shares of the Funds are only offered and issued at their NAVs by and through Authorized Participants (as defined below) in large aggregations of a specified number of shares ("Creation Units") (as described below in Purchase and Redemption of Creation Units). A Creation Unit consists of 50,000 shares, which is subject to change.

You may obtain a free copy of the prospectuses dated [ ], 2017, for the Funds by writing to USAA ETF Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free [(800) 531-USAA (8722)]. The prospectus provides the basic information you should know before investing in the Funds. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in each Fund's prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and the Funds and should be read in conjunction with each Fund's prospectus.

Page
[	]	Valuation
[	]	Exchange Listing and Trading
[	]	Purchase and Redemption of Creation Units
[	]	Conversion and Distributions
[	]	Notices to Investors
[	]	Additional Information Regarding Redemption of Shares
[	]	Investment Plans
[	]	Investment Policies
[	]	Investment Restrictions
[	]	Portfolio Transactions and Brokerage Commissions
[	]	Fund History and Description of Shares
[	]	Tax Considerations
[	]	Trustees and Officers of the Trust
[	]	The Trust's Manager
[	]	Proxy Voting Policies and Procedures
[	]	Distribution Services
[	]	Portfolio Manager Disclosure
[	]	Portfolio Holdings Disclosure
[	]	General Information
[ ]		Appendix A – Long-Term and Short-Term Debt Ratings

VALUATION

NAV is the value of a single share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding. The value of fund shares bought and sold in the secondary market is driven by market price. The price of these shares, like the price of all traded securities, is subject to factors such as supply and demand, as well as the current value of the portfolio securities held by a fund. Secondary market shares, available for purchase or sale on an intraday basis, do not have a fixed relationship either to the previous day's NAV nor the current day's NAV. Prices in the secondary market, therefore, may be below, at, or above the most recently calculated NAV of such shares. A Fund's NAV is calculated each day, Monday through Friday, except days on which the New York Stock Exchange ("NYSE") is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Each Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

The Trust's Board of Trustees (the "Board") has established the Valuation Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees each Fund's valuation policies and procedures which [are approved] by the Board. Among other things, these policies and procedures allow a Fund to use independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by each Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of securities of each Fund is determined by one or more of the following methods:

Equity securities, including exchange-traded funds ("ETFs"), exchange-traded notes ("ETNs"), and equity-linked structured notes, except as otherwise noted, traded primarily on domestic securities exchanges or the over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time a Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of a Fund's NAV may not take place at the same time the price of certain foreign securities held by a Fund is determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices are determined and the close of normal trading on the NYSE on a day a Fund's NAV is calculated will not need to be reflected in the value of a Fund's foreign securities. However, the Manager and the Subadviser(s) (if applicable, as disclosed in Trust's Manager) will monitor for events that would materially affect the value of a Fund's foreign securities. The Subadvisers may notify the Manager of significant events they identify that may materially affect the value of a Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of a Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities.

Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the "Service") approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon maturity, and type; indications as to values from dealers in securities; and general market conditions.

Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that it is determined that amortized cost represents the fair value of such securities. The Fund [has adopted] policies and procedures under which the Committee, subject to supervision by the Board, monitors the continued appropriateness of amortized cost valuations for such securities. Repurchase agreements are valued at cost.

Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day. Futures contracts are valued at the settlement price on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the settlement price on the prior trading date if it is within the spread between the closing bid and asked price closest to the settlement price. Options contracts are valued by a pricing service at the National Best Bid/Offer ("NBBO") composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of Fund NAV. Options on futures are valued at the settlement price determined by the applicable exchange.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the securities are purchased and sold.

The Funds utilize credit ratings from nationally recognized statistical rating organizations, including, but not limited to: (1) Moody's Investors Service, Inc. ("Moody's"), (2) Standard & Poor's Ratings Services ("S&P"), (3) Fitch Ratings Inc. ("Fitch"), and (4) DBRS, Inc. (f/k/a Dominion Bond Rating Service Limited) ("Dominion").

EXCHANGE LISTING AND TRADING

Upon commencement of operations, shares are listed for trading on NYSE Arca, Inc. ("NYSE Arca" or the "Exchange"). Shares may be traded throughout the day on the Exchange or any other secondary market in the same manner as other equity securities. The market price of shares traded on secondary markets may deviate from their NAVs. Thus, an investor may purchase shares at a premium to NAV and sell them at a discount to NAV. Shares may be purchased through a brokerage firm. Buying and selling shares through a brokerage firm may incur a brokerage commission, as well as other charges, as determined by the brokerage firm.

There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the fund's shares will continue to be met. The Exchange may, but is not required to, delist the shares if, for instance,: (i) following the initial 12-month period beginning upon the commencement of trading, there are fewer than 50 beneficial owners of the shares for 30 or more consecutive trading days; (ii) the intra-day indicative value ("iNAV") of the shares is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also delist each Fund's shares upon the termination of a Fund.

The Funds are not sponsored, endorsed, sold, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The Exchange has no obligation or liability in connection with the administration, marketing, or trading of the Funds.

INTRADAY INDICATIVE VALUE CALCULATION

Throughout the trading day, the exchange will disseminate the iNAV, which is an approximate per-share value of the shares based on the Fund's holdings, every fifteen seconds through the facilities of the Consolidated Tape Association or by other information providers. This value will be based on the current market value of the Fund's portfolio holdings that will be used to calculate that day's NAV. This value should not be viewed as a "real-time" update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. No Fund is involved in, or responsible for, the calculation or dissemination of this value or makes any warranty as to its accuracy.

The Trust reserves the right to adjust or modify the share prices of the Funds in order to maintain desired ranges of NAVs. The adjustment or modification would be accomplished through a stock split or reverse stock split and would have no effect on the net assets of, or an investor's equity interest in, the shares or the Funds.

PURCHASE AND REDEMPTION OF CREATION UNITS

Purchase and Issuance of Creation Units

Only an Authorized Participant is eligible to place a creation order. Investors other than Authorized Participants are responsible for making arrangements for a creation order to be made through an Authorized Participant. Shares may only be purchased from the Funds in Creation Units. Investors may incur significant brokerage and other costs in connection with accumulating the necessary Deposit securities to purchase a Creation Unit. The Funds offer and issue shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV next determined after receipt of an order by the Distributor in proper form on any business day. A business day is any day on which the NYSE is open for trading. The number of shares in a Creation Unit for each Fund is 50,000, which is subject to change. The Funds do not issue fractional Creation Units and shares are not individually redeemable securities. Purchase orders may be received on any business day (please refer to the Valuation section in this SAI for a list of days in which the NYSE is typically closed).

Deposit of Securities and Delivery of Cash Component. The consideration for purchase of a Creation Unit of a Fund's shares generally consists of the in-kind deposit of a pro rata slice of portfolio securities ("Deposit Securities") and an amount of cash consisting of a purchase balancing amount and a transaction fee ("Cash Component"). Together, the Deposit Securities and the Cash Component constitute the fund deposit ("Creation Basket").

The Cash Component consists of the purchase balancing amount and a transaction fee. The purchase balancing amount is an amount equal to the difference between the NAV per share multiplied by the number of shares in a Creation Unit (NAV of a Creation Unit) and the market value of the Deposit Securities. This purchase balancing amount ensures that the value of the Creation Basket is equal to the NAV of the Creation Unit it is used to purchase. A positive purchase balancing amount (i.e., the NAV of a Creation Unit exceeds the market value of the Deposit Securities) must be paid by the Authorized Participant to the Fund in cash. A negative purchase balancing amount (i.e., the market value of the Deposit Securities exceeds the NAV of a Creation Unit) must be paid by the Fund to the Authorized Participant in cash, except to the extent offset by any transaction fee.

AMCO makes available through National Securities Clearing Corporation ("NSCC") on each business day prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the identity and the required number of shares of each Deposit Security and the amount of the Cash Component that must be included in the current Creation Basket (subject to possible amendment or correction).

The Creation Basket will apply until a new Creation Basket is announced. The Creation Basket may change from one day to another to reflect rebalancing adjustments or corporate actions and/or in response to a prior day's adjustments to the weighting or composition of the component securities of the Fund.

The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to replace any Deposit Security, which shall be added to the Cash Component in the following situations: (i) to the extent there is a purchase balancing amount, as described herein; (ii) if, on a given Business Day, the Fund announces before the open of trading that all purchases, all redemptions or all purchases and redemptions on that day will be made entirely in cash; (iii) if, upon receiving a purchase order from an Authorized Participant, the Fund determines to require the purchase to be made entirely in cash; (iv) if, on a given Business Day, the Fund requires all Authorized Participants purchasing shares on that day to deposit cash in lieu of some or all of the Deposit Securities solely because: (a) such instruments are not eligible for transfer through either the NSCC or Depository Trust Company ("DTC") systems; or (b) in the case of funds holding non-U.S. investments ("Global Funds"), such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or (v) if the Fund permits an Authorized Participant to deposit cash in lieu of some or all of the Deposit Securities solely because: (a) such instruments are not available in sufficient quantity; (b) such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting (together with (v)(a), "custom orders"); or (iii) a holder of Shares of a Global Fund would be subject to unfavorable income tax treatment if the holder receives redemption proceeds in kind.

The Trust also reserves the right not to include portfolio securities in the Creation Basket for one or more of the following reasons: (i) in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement; (ii) for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots; (iii) positions that cannot be transferred in-kind, such as TBA Transactions, short positions, derivatives, instruments that can be transferred in-kind only with the consent of the original counterparty; (iv) to the extent that an Index Fund determines, on a given Business Day, to use a representative sampling of the Fund's portfolio; or (v) for temporary periods, to effect changes in an Index Fund's portfolio as a result of the rebalancing of the index that a Fund seeks to track ("Index").

When accepted, partial or full cash purchases of Creation Units will be effected in a substantially similar manner as in-kind purchases. Full cash purchases of Creation Units are referred to as Cash Creations. The purchaser must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide for an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser, except that the transaction fees for Cash Creations may be higher.

All questions pertaining to Creation Baskets and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Distributor on behalf of the Fund, and the Distributor's determination shall be final and binding.

Procedures for Purchasing Creation Units. An Authorized Participant may place an order to purchase Creation Units from a Fund either (1) through the Continuous Net Settlement ("CNS") System of the NSCC as such processes have been enhanced to effect purchases of Creation Units ("Clearing Process"), or (2) through a manual clearing process ("Manual Process"). The Clearing Process is only available to DTC participants that are also participants in the CNS System.

Authorized Participant means a registered broker-dealer that either is (1) a participant in the CNS clearing process of the NSCC, a clearing agency registered with the Securities and Exchange Commission ("SEC") and affiliated with DTC, or (2) a DTC participant, which, in either case, has executed a participant agreement with the Distributor and the transfer agent with respect to the creation and redemption of Creation Units ("Participant Agreement"). While an investor need not be an Authorized Participant, an investor must place an order through, and make appropriate arrangements with, an Authorized Participant to purchase Creation Units.

Except as described below, and in all cases subject to the terms of the applicable Participant Agreement, all purchase orders for a Creation Unit, (either through the Clearing Process or the Manual Process) must be received, in proper form, by the Distributor prior to the NAV calculation time, which is generally 4:00 p.m. Eastern Time on the date the order is placed ("Transmittal Date"), in order to receive the NAV calculated on the Transmittal Date. On days when the Exchange or bond markets close earlier than normal (such as the day before a holiday), the order cut-off time is expected to track the Exchange closing and be similarly earlier than normal. Authorized Participants must transmit orders using a transmission method acceptable to the Distributor and in accordance with procedures set forth in the Participant Agreement. To purchase a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Creation Baskets made through the Manual Process must state that the DTC Participant is not using the Clearing Process. Purchases and redemptions of Creation Units effected through the Manual Process may be subject to a higher transaction fee than those transacted through the Clearing Process.

Purchase orders effected through the Manual Process are likely to require transmittal by the Authorized Participant earlier on the Transmittal Date than similar purchase orders effected through the Clearing Process. Investors that seek to place orders through the Manual Process should ascertain the deadlines applicable to the DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Investors that are not an Authorized Participant, he or she must place purchase orders for Creation Units through an Authorized Participant. The Authorized Participant may request that you make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash when required).

Except as provided herein, a Creation Unit will not be issued until a Fund obtains good title to the Deposit Securities and the Cash Component.

Placement of Creation Orders for Global Funds. When a purchase order is placed with the Distributor, the Distributor will inform AMCO and the Fund's custodian. The Fund's custodian will then inform the appropriate sub-custodian(s). The Authorized Participant will deliver to the appropriate sub-custodian(s), on behalf of itself or the beneficial owner on whose behalf it is acting, the applicable Deposit Securities and Cash Component (including the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or "cash-in-lieu" amount), with any appropriate adjustments as determined by the Distributor. Deposit Securities must be delivered to the accounts maintained at the applicable sub-custodian(s). If applicable, the sub-custodian(s) will confirm to the Fund's custodian that the required Deposit Securities and/or Cash Component have been delivered and the custodian will notify AMCO and the Distributor. The Distributor will then furnish the Authorized Participant with a confirmation and a Prospectus.

The standard "Settlement Date" for the Funds is either the next or the second business day after the Transmittal Date ("T"). The table below shows the typical Settlement Dates for each Fund with respect to creations and redemptions. With respect to Global Funds, foreign (non-U.S.) securities will settle in accordance with the normal rules of settlement of such securities in the applicable foreign (non-U.S.) market, which may be closed at different times than the Exchange.

Settlement Date
Securities Creations and Redemptions	Cash Creations	Cash Redemptions
T+2 Business Days	T+1 Business Day	T+3 Business Days

Creation Baskets that include fixed-income securities and cash must be delivered through the Federal Reserve System (for cash and government securities) and through DTC (for corporate and municipal securities) by an Authorized Participant. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the applicable Fund by no later than 11:00 a.m., Eastern time, on the business day following the Transmittal Date. For Creation Baskets consisting of cash, the amount of cash must be transferred directly to the Fund's custodian (defined below) through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, [on the business day following the Transmittal Date]. If the Deposit Securities and/or cash, as applicable, are not received by the applicable cut-off time set forth above, the Creation Unit order may be canceled.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares in the Creation Unit from the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) up to 115% (subject to change) of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the business day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian by 12:00 p.m., Eastern time, on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received in time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount up to 115% (subject to change), of the daily marked to market value of the missing Deposit Securities. The Trust may, at any time, buy securities according to industry standards and procedures. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, may be charged. The delivery of Creation Units so created generally will occur no later than the applicable Settlement Date.

Rejection of Purchase Orders. Each Fund reserves the right to reject any order to purchase a Creation Unit for any reason, including if:

•The order is not submitted in proper form.

•The purchaser or group of related purchasers, upon obtaining the Creation Units, would own 80% or more of the outstanding shares of all classes of stock issued by the Fund.

•The acceptance of the Creation Deposit would, in the opinion of the Trust, be unlawful (e.g., a purchaser who is banned from trading in securities).

•Acceptance of the Deposit Securities would have certain adverse tax consequences to the Funds such as causing the Funds to no longer meet the requirements of a regulated investment company under the Internal Revenue Code of 1986, as amended, (the "Code") for federal tax purposes. See Tax Considerations.

•The acceptance of the creation would otherwise, in the discretion of the Trust or the Manager and/or Subadvisers, have an adverse effect on the Fund or its shareholders.

•There exist certain circumstances outside the control of the Fund that make it impossible to process the purchase of Creation Units. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions, and power outage resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Funds, the

Manager, any Subadviser, the transfer agent, the custodian, the distributor, DTC, NSCC or any other participant in the purchase process; and similar extraordinary events.

If a purchase order is rejected, the Distributor shall notify the Authorized Participant that submitted the order.

Transaction Fee on Purchases of Creation Units. Each Fund may impose a transaction fee on investors purchasing Creation Units. The purpose of the transaction fee is to protect the existing shareholders of the Fund by covering the dilutive costs associated with the purchase of Creation Units. The standard creation transaction fee for each Fund is $[ ], plus a variable fee of up to 3% for all the Funds except the USAA MSCI Emerging Markets Value Momentum Blend Index ETF and 7% for the USAA MSCI Emerging Markets Value Momentum Blend Index ETF, which is used to compensate the Fund for any differential between the actual expenses incurred by the Fund in the Deposit Securities and the standard creation transaction fee. The amount of the fee may be changed by the Distributor from time to time and will be made available daily to Authorized Participants. Investors or Authorized Participants that effect transactions through the Manual Process may be charged a higher transaction fee. In instances when a Fund permits (or requires) a purchaser to substitute cash in lieu of depositing one or more Deposit Securities, the purchaser also may be assessed a higher transaction fee.

Redemption of Creation Units

Only an Authorized Participant is eligible to place a redemption order. Investors other than APs are responsible for making arrangements for an order to redeem to be made through an AP. Shares may only be redeemed in Creation Units and investors must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. Investors may incur significant brokerage and other costs in connection with accumulating the necessary number of shares to constitute a redeemable Creation Unit. There can be no assurance that the public secondary market for shares will be sufficiently liquid enough to permit the accumulation of enough shares to constitute a redeemable Creation Unit. Redemptions of Creation Units will occur through procedures that are analogous (in reverse) to those for purchases of Creation Units.

The Funds have the right to make redemption payments in all cash, in-kind or a combination of both. The Active Funds anticipate meeting redemption primarily with cash. The Index Funds anticipate meeting redemptions in-kind. An Authorized Participant that tenders a Creation Unit for an in-kind redemption will receive, as redemption proceeds, (1) a basket of securities ("Redemption Securities"); plus (2) a redemption balancing amount in cash equal to the difference between (a) the NAV of the Creation Unit redeemed, and (b) the aggregate market value of the Redemption Securities; plus or minus (3) a transaction fee. In instances where the Redemption Securities have a value greater than the aggregate NAV of a Creation Unit, the Authorized Participant will pay the redemption balancing amount and transaction fee.

AMCO makes available each business day prior to the opening of trading on the Exchange (currently 9:30 a.m., Eastern Time), the identity and the required number of shares of each Redemption Security and the amount of the Cash Component (including any cash- in-lieu amount) that must be tendered for each Fund (subject to possible correction) ("Redemption Basket").

Each Fund reserves the right to deliver cash in lieu of any Redemption Security for the same reasons it might accept cash in lieu of a Deposit Security, as previously discussed,. Each Fund also reserves the right to not to include certain portfolio securities in the Redemption Basket for the same reasons it might not include them in the Creation Basket, as previously discussed.

Placement of Redemption Orders. An Authorized Participant may place an order to redeem a Creation Unit of shares either through

(1)the Clearing Process or (2) the Manual Process. The Clearing Process is only available to DTC participants that are also participants in the CNS System.

Subject to the terms of the applicable Participant Agreement, all redemption orders must be received in proper form by the Distributor prior to the NAV calculation time, which is generally 4:00 p.m. Eastern Time on the Transmittal Date, in order to receive the NAV calculated on the Transmittal Date. Authorized Participants must transmit orders using a transmission method acceptable to the Distributor and in accordance with procedures set forth in the Participant Agreement. To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption order to the Distributor.

A redemption order is deemed received on the Transmittal Date if such order is received by the Distributor (1) before the NAV calculation time for such Transmittal Date, and (2) all other procedures set forth in the Participant Agreement and Authorized Participant Handbook are properly followed. Such a redemption order will be effected based on the NAV of the Fund calculated on the Transmittal Date. A redemption order that is made in proper form but received by the Distributor after the NAV calculation time on the Transmittal Date will be deemed received on the next business day following the Transmittal Date and will be effected at the NAV calculated on such next business day. The Redemption Basket and redemption balancing amount will be transferred by the third NSCC business day following the date on which the redemption order is deemed received.

An investor or Authorized Participant that wishes to place an order to redeem a Creation Unit through the Manual Process must indicate as such on its redemption order. An order to redeem a Creation Unit of shares through the Manual Process will be deemed received on the Transmittal Date, if (1) such order is received by the Distributor before the NAV calculation time on such Transmittal Date and (2) all other procedures in the Participant Agreement are properly followed. Such a redemption order will be effected based on the NAV of the Fund calculated on the Transmittal Date. If the Creation Unit(s) of shares and Cash Amount, as applicable, are not received by the applicable cut-off time set forth above, the order may be canceled.

[An Authorized Participant submitting a redemption order is deemed to represent to a Fund that, as of the Settlement Date, it or, if applicable, the investor on whose behalf it is acting, generally, (i) owns outright or has full legal authority and beneficial right to tender for redemption all shares in the Creation Unit(s) to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the shares in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such shares to the Fund on a "regular way" basis. A Fund reserves the absolute right, in its sole discretion, to verify these representations, but is under no obligation to do so. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption order will not be considered to be in proper form and may be rejected by a Fund.]

In the event that an Authorized Participants creates and redeems Creation Units on the same trade date, the Trust reserves the right to settle these transactions on a net basis.

After the Distributor has deemed an order for redemption through the Manual Process received, the Distributor will initiate the procedures to transfer the Redemption Basket and any cash redemption balancing amount to the Authorized Participant by the third NSCC business day following the date on which such redemption order is deemed received, except as described below. If on the third NSCC business day following the date on which a redemption order is deemed received an Authorized Participant has failed to deliver the requisite shares of the Creation Unit, the Fund may cancel the redemption order.

Required Early Acceptance of Orders for Global Funds. Notwithstanding the foregoing, as described in the Participant Agreement and/or applicable order form, the Global Funds may require orders to be placed up to one or more Business Days prior to the trade date in order to receive the trade date's net asset value. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular Business Day.

Regular Foreign Holidays. Global Funds generally intend to effect deliveries of Creation Units and portfolio securities on a basis of "T" plus two business days (i.e., days on which the national securities exchange is open) ("T+2"). Global Funds may effect deliveries of portfolio securities on a basis other than T + 2 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind redemptions within two business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no business days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable events in a foreign market may also prevent the Trust from delivering securities within normal settlement periods. The securities delivery cycles currently practicable for transferring in-kind portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for Global Funds, in certain circumstances. A list of foreign holidays and worst-case redemption cycles is contained in Appendix B. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed 14 days. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future. Because the portfolio securities of Global Funds may trade on days that the Fund's Exchange is closed or on days that are not business days for the Fund, Authorized Participants may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

Transaction Fee on Redemption of Creation Units. Each Fund may impose a transaction fee on investors redeeming Creation Units. The purpose of the transaction fee is to protect the existing shareholders of the Fund by covering the dilutive costs associated with the redemption of Creation Units. The standard redemption transaction fee for each Fund is $[ ], plus a variable fee of up to an aggregate of 2%, which is used to compensate the Fund for any differential between the actual expenses incurred by the Fund in selling the portfolio securities and the standard redemption transaction fee. The amount of the fee may be changed by the Distributor from time to time and will be made available daily to Authorized Participants. Investors or Authorized Participants that effect transactions through the Manual Process may be charged a higher transaction fee. The imposition of transaction fees is limited in accordance with requirements of the SEC applicable to management investment companies offering redeemable securities.

Suspension of Redemption Rights. The right of redemption may be suspended or the date of cash payment or in-kind transfer with respect to a Fund: (1) for any period during which the Exchange is closed; (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Trust's investments or determination of its NAV is not reasonably practicable; or (3) in such circumstances as the SEC by order has permitted or may permit for protection of the Trust's shareholders.

DISTRIBUTIONS

Distribution Reinvestment

The owners of shares are entitled to receive dividend and capital gain distributions as declared by each Fund. No shares of any Fund have priority or preference over any other shares of the Fund with respect to dividends. Dividend and capital gain distributions will be paid through the DTC and the DTC participants to the beneficial owners of record thereof ("Beneficial Owners").

No dividend reinvestment service is offered directly by the Funds. In order to reinvest dividend and capital gain distributions, you must hold your shares at a broker that offers a reinvestment service. This can be the broker's own service or a service made available by a third party, such as the broker's outside clearing firm or DTC. If a reinvestment service is available, a Fund's distributions of net income and net realized capital gains can automatically be reinvested in additional whole shares of the Fund. If a reinvestment service is not available or not selected by you, you will receive your distributions in cash. To participate in a reinvestment service, you must affirmatively elect to do so.

Distributions that are reinvested will be taxable to the same extent as if the distributions had not been reinvested. To determine whether a reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.

NOTICES TO INVESTORS

Book Entry Only System

DTC acts as securities depository for the shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for shares.

DTC, a limited purpose trust company, was created to hold securities of DTC participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as described below. DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of a Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of the notice, statement or other communication, in such form, number and at such place as the DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by the DTC Participant, directly or indirectly, to Beneficial Owners. In addition, the Trust shall pay to each DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share Distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Purchasers of Creation Units

Any investor or Authorized Participant should be aware of certain legal risks that are unique to investors that purchase Creation Units directly from the Funds.

Shares may be issued on an ongoing basis. Therefore, a "distribution" of shares could be occurring at any point in time. Certain activities that you perform as a dealer could, depending on the circumstances, result in you being deemed a participant in any distribution, such that it may render you a statutory underwriter and could subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended ("Securities Act"). By way of example, one may be deemed a statutory underwriter if they purchase Creation Units from an issuing fund, reduce the Creation Units to the constituent shares, and begin selling those shares directly to customers.

Dealers who are not "underwriters" but participate in a distribution (as opposed to engaging in ordinary transactions on the secondary market), and thus deal with shares as part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

The determination of whether a person is a statutory underwriter or may avail itself to certain relief or exemption under the Securities Act or the Securities Exchange Act of 1934 ("Exchange Act") depends on all the facts and circumstances relating to a person and his or her planned and actual activities. Any example mentioned herein should not be considered a complete account of all the activities that may cause a person to be deemed a statutory underwriter or any exemptive relief that may or may not be available for any person.

Redeemers of Creation Units

Investors or Authorized Participants that do not meet the definition of "qualified institutional buyer" as defined in Rule 144A under the Securities Act will not be able to receive, as part of the Redemption Basket, restricted securities that are eligible for resale under Rule 144A.

Investment Companies

Shares are issued by the Funds, which are series of the Trust, an investment companies registered under the Investment Company Act of 1940, as amended ("1940 Act"). The acquisition of shares by other investment companies is subject to restrictions under Section 12(d)(1) of the 1940 Act. The Trust has received an exemptive order from the SEC that allows registered investment companies to invest in shares issued by the Funds beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including the requirement to enter into a participation agreement with the Trust. To this end, each Fund has adopted a policy that it will not invest in other investment companies in excess of 1940 Act limits in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G).

ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption of your shares may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. A gain or loss for federal income tax purposes may be realized on the sale of shares of a Fund, depending upon the price when redeemed.

Shares of a Fund may be offered to other USAA Funds that are structured as funds-of-funds, institutional investors, financial intermediaries, and other large investors (e.g., managed account programs offered by affiliated and unaffiliated investment advisers). These investors may from time to time own or control a significant percentage of a Fund's shares and may invest in a Fund and hold its investment for a limited period of time. Accordingly, each Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions by large investors in the Fund. These inflows and outflows may be frequent and could increase a Fund's expense ratio, transaction costs, and taxable capital gain distributions, which could negatively affect the Fund's performance and could cause shareholders to be subject to higher taxes with respect to their investments in the Fund. These inflows and outflows also could limit the Manager's ability to manage investments of a Fund in an efficient manner, which could adversely impact the Fund's performance and its ability to meet its investment objective. For example, after a large inflow, a Fund may hold a higher level of cash than it might hold under normal circumstances while the Manager seeks appropriate investment opportunities for the Fund. In addition, large inflows and outflows may limit the ability of a Fund to meet redemption requests and pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons, and could cause a Fund to purchase or sell securities when it would not normally do so, which would be particularly disadvantageous for a Fund if it needs to sell securities at a time of volatility in the markets, when values could be falling. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. To the extent transactions for Creation Units are in-kind, the negative effects of large or frequent purchases and redemptions of shares may be mitigated.

Further, seed investors may contribute all or a majority of the assets in a Fund. There is a risk that such seed investors may redeem their investments in a Fund. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on a Fund.

INVESTMENT STRATEGIES AND RISKS

The sections captioned Investment Objective, More Information on Each Fund's Investment Strategy, and Overview of Index Funds in each Fund's prospectus describe the investment objective(s) and the investment policies applicable to each Fund. There can, of course, be no assurance that each Fund will achieve its investment objective(s). Each Fund's objective(s) is not a fundamental policy and may be changed upon written notice to, but without the approval of, each Fund's shareholders. If there is a change in the investment objective(s) of a Fund, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of then- current needs. The following provides additional information about the investment policies, types of instruments, and certain risks that the Funds may be subject to. Unless described as a principal investment policy in a Fund's prospectus, these represent the non- principal investment policies of the Funds.

Adjustable-Rate Securities

Each Fund may invest in adjustable-rate security fluctuates periodically. Generally, the security's yield is based on a U.S. dollar-based interest-rate benchmark such as the Federal Funds Rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (sometimes referred to as LIBOR). The yields on these securities are reset on a periodic basis (for example, daily, weekly, or quarterly) or upon a change in the benchmark interest rate. The yields are closely correlated to changes in money market interest rates.

Asset-Backed Securities

Each Fund may invest in asset-backed securities ("ABS"). ABS represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed below. Such pass-through certificates may include equipment trust certificates ("ETC") secured by specific equipment, such as airplanes and railroad cars. ETC securities also may be enhanced by letters of credit. An ABS may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets.

The credit quality of ABS depends primarily on the quality of the underlying assets, the rights of recourse available against the underlying assets and/or the issuer, the level of credit enhancement, if any, provided for the securities, and the credit quality of the credit-support provider, if any. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. In addition, the risk of default by borrowers is greater during times of rising interest rates and/or unemployment rates and generally is higher in the case of asset pools that include subprime assets.

ABS may be subject to interest rate risk and prepayment risk. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a longer term security. Since the value of longer-term securities generally fluctuates more widely in response to changes in interest rates than does the value of shorter term securities, maturity extension risk could increase the volatility of a Fund. The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

Bonds

Each Fund may invest in bonds, which are fixed or variable-rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Mortgage- and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are "perpetual" in that they have no maturity date. Bonds are subject to interest rate risk and credit risk. Interest rate risk generally is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a fund's investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk generally is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

Calculation of Dollar-Weighted Average Portfolio Maturity

Dollar-weighted average portfolio maturity is derived by multiplying the value of each debt instrument by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the value of a Fund's debt instruments. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

With respect to obligations held by a Fund, if it is probable that the issuer of an instrument will take advantage of a maturity- shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage-backed securities, some ABS, and securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. For mortgage-backed and some ABS, this average time is calculated by assuming prepayment rates of the underlying loans. These prepayment rates can vary depending upon the level and volatility of interest rates. This, in turn, can affect the weighted average life of the security. The weighted average lives of these securities will be shorter than their stated final maturities. In addition, for purposes of a Fund's investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager or the applicable Subadviser, will result in the instrument's being valued in the market as though it has the earlier maturity.

Finally, for purposes of calculating the dollar-weighted average portfolio maturity of a Fund, the maturity of a debt instrument with a periodic interest reset date will be deemed to be the next reset date, rather than the remaining stated maturity of the instrument if, in the judgment of the Manager or applicable Subadviser, the periodic interest reset features will result in the instrument's being valued in the market as though it has the earlier maturity.

Certificates of Deposit and Bankers' Acceptances

Each Fund may invest in certificates of deposit, which are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Each Fund may invest in bankers' acceptances, which typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

Each Fund may invest in commercial paper, which consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Commodity-Linked Notes

Each Fund may invest in commodity-linked notes, which are a type of structured note. Commodity-linked notes are privately negotiated structured debt securities indexed to the return of an index such as the Dow Jones-UBS Commodity Index Total Return, which is representative of the commodities market. They are available from a limited number of approved counterparties, and all invested amounts are exposed to the dealer's credit risk. Commodity-linked notes may be leveraged. For example, if a Fund invests $100 in a three-times leveraged commodity-linked note, it will exchange $100 principal with the dealer to obtain $300 exposure to the commodities market. The value of the note will change by a magnitude of three for every percentage point change (positive or negative) in the value of the underlying index. This means a $100 note would be worth $70 if the commodity index decreased by 10 percent. Structured notes also are subject to counterparty risk.

Investments linked to the prices of commodities, including commodity-linked notes, are considered speculative. The values of commodity-linked notes are affected by events that might have less impact on the values of stocks and bonds. Prices of commodities and related contracts may fluctuate significantly over short periods due to a variety of factors, including changes in supply and demand relationships, weather, agriculture, fiscal, and exchange control programs, disease, pestilence, and international economic, political, military and regulatory developments. In addition, the commodity markets may be subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. These circumstances could adversely affect the value of the commodity-linked notes and make commodity-linked notes more volatile than other types of investments. Investments in commodity-linked notes may have substantial risks, including risk of loss of a significant portion of their principal value. They are also subject to tax risks because the income therefrom is not "good" income for a regulated investment company. See Tax Consideration.

Convertible Securities

Each Fund may invest in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. Convertible securities are subordinate in rank to any senior debt obligations of the same issuer and, therefore, an issuer's convertible securities entail more risk than its debt obligations.

The convertible securities in which the Funds will invest may be rated below investment grade as determined by Moody's or S&P, or unrated but judged by the Manager or the applicable Subadviser to be of comparable quality (commonly called "junk" bonds). For a more complete description of debt ratings, see Appendix A. Such securities are deemed to be speculative and involve greater risk of default due to changes in interest rates, economic conditions, and the issuer's creditworthiness. As a result, their market prices tend to fluctuate more than those of higher-quality securities. During periods of general economic downturns or rising interest rates, issuers of such securities may experience financial difficulties, which could affect their ability to make timely interest and principal payments. The Fund's ability to timely and accurately value and dispose of lower-quality securities also may be affected by the absence or periodic discontinuance of liquid trading markets.

Cover

Transactions using certain derivative instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid securities in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover in accounts could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

Cybersecurity Risk

Technology, such as the internet, has become more prevalent in the course of business, and as such, the Funds and their service providers are susceptible to operational and information security risk resulting from cyber incidents. Cyber incidents refer to both intentional attacks and unintentional events including: processing errors, human errors, technical errors including computer glitches and system malfunctions, inadequate or failed internal or external processes, market-wide technical-related disruptions, unauthorized access to digital systems (through "hacking" or malicious software coding), computer viruses, and cyber-attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality (including denial of service attacks). Cyber incidents could adversely impact a Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage, and additional compliance costs associated with corrective measures. Cyber incidents may cause a Fund or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (e.g., the loss of the ability to process transactions, calculate a Fund's NAV, or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber incidents also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds' service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds or their shareholders. The Funds and their shareholders could be negatively impacted as a result.

Derivatives

Under circumstances in which such instruments are expected by the Manager or the applicable Subadviser to aid in achieving each Fund's investment objective, each Fund may buy and sell certain types of derivatives. Derivatives are instruments that derive their value from the value of one or more underlying assets, reference rates or indices, and may include futures contracts, options on futures contracts, swaps, options on currencies, securities, and securities indexes. Derivatives also may possess the characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

Permissible derivative instruments include "market access products," which offer synthetic exposure to an underlying local foreign stock. They include, for example, equity-linked notes, warrants, zero strike options, and total return swaps. Market access products are subject to the same risks as direct investments in securities of foreign issuers. If the underlying stock decreases in value, the market access product will decrease commensurately. In addition, market access products are subject to counterparty risk due to the fact that the security is issued by a broker. If the broker suffers a significant credit event and cannot perform under the terms of an agreement, an access product may lose value regardless of the strength of the underlying stock.

Derivatives, such as futures contracts; options on currencies, securities, and securities indexes; options on futures contracts; and swaps enable a Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). Each Fund also may use strategies, which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager or the applicable Subadviser anticipates unusually high or low market volatility.

The Manager or the applicable Subadviser may enter into derivative positions for a Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect a Fund from an expected decline in the market value of an asset or group of assets that a Fund owns (in the case of a short hedge) or to protect a Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies, which are undertaken to equitize the cash or cash equivalent portion of a Fund's portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which a Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

Equity Securities

Each Fund may invest in equity securities listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. As used herein, "equity securities" are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), global depositary receipts ("GDRs"), and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Equity-Linked Structured Notes

Equity-linked structured notes are derivative securities that are specifically designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity- linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Eurodollar and Yankee Obligations

Each Fund may invest in Eurodollar obligations or Yankee obligations. Eurodollar obligations are dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets.

Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk, and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from leaving the country. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

European Securities

The European Union's ("EU") Economic and Monetary Union ("EMU") requires member countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, and other factors, each of which may significantly impact every European 16 country. The economies of EU member countries and their trading partners may be affected adversely by changes in the euro's exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact a Fund's investments and cause it to lose money. Recently, the European financial markets have been impacted negatively by rising government debt levels; possible default on or restructuring of sovereign debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain; and economic downturns. A European country's default or debt restructuring would adversely affect the holders of the country's debt and sellers of credit default swaps linked to the country's creditworthiness and could negatively impact global markets more generally. Recent events in Europe have adversely affected the euro's exchange rate and value and may continue to impact the economies of every European country.

A country's decision to leave the EU may cause increased volatility in global financial markets as there is uncertainty as to the exact terms of exit and its impact on different industry sectors. For example, following the June 2016 vote to leave the EU, it will take time to establish the parameters of the United Kingdom's ("U.K.'s") relationship with the EU on trade, and it also will take time to establish any trade agreements with other regions because the exiting country would not benefit from free trade agreements negotiated by the EU in the future. Much depends on the extent of the withdrawal agreement and other trade agreements that the country reaches after its exit. There also is the risk that many international companies may no longer choose the U.K. as a base for their European operations. Moreover, the U.K.'s decision to withdraw from the EU may adversely affect foreign direct investments and immigration and economic regulations in that country as well as increased transition costs of implementing new policies and agreements. Furthermore, the U.K.'s vote to leave the EU may lead other member nations to follow suit.

Exchange-Traded Funds ("ETFs")

Each Fund may invest in ETFs, which are, with a few exceptions, open-end investment companies that trade throughout the day. ETFs trade on stock exchanges. Because they trade like a stock, they offer trading flexibility desired by both individuals and institutions. The value of the underlying securities held by an ETF is a major factor in determining an ETF's price. However, ETFs do not necessarily trade at their NAV. The price of an ETF also is determined by supply and demand of an ETF and, as a result, the share price of an ETF may trade at a premium or discount to its NAV.

To the extent a Fund invests in ETFs, it will be exposed to the same risks of the ETFs' holdings as the ETFs themselves in direct proportion to the allocation of the Fund's assets among those ETFs. You also will indirectly bear fees and expenses charged by the ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. In addition, the ETFs that the Funds invest in are typically "passive investors" that invest in the securities and sectors contained in the indexes they seek to track without regard for or analysis of the prospects of such securities or sectors (Passive ETFs). A Passive ETF may invest in all of the securities in such index or in a representative sample of such securities. Passive ETFs generally do not attempt to take defensive positions in volatile or declining markets or under other conditions. Furthermore, Passive ETFs usually are not able to duplicate exactly the performance of the underlying indexes they track. The difference in performance between a Passive ETF and the index it seeks to track can be due to, among other factors, the expenses that the Passive ETF pays, regulatory constraints, investment strategies, or techniques undertaken by the Passive ETF, and changes to an underlying index. There also may be a lack of correlation between the securities in an index and those actually held by a Passive ETF. The performance of a fund that invests in such an ETF could be adversely impacted. In addition, although ETFs (both active and passive) are generally listed on securities exchanges, there can be no assurances that an active trading market for such ETFs will be maintained. Secondary market trading in the ETFs also may be halted by a national securities exchange because of market conditions or for other reasons. There can be no assurances that the requirement necessary to maintain the listing of the ETFs will continue to be met or will remain unchanged.

Exchange-Traded Notes ("ETNs")

Each Fund may invest in ETNs, which are a type of unsecured, unsubordinated debt security, usually issued by large financial institutions. This type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (i.e., NYSE) during normal trading hours. However, investors can also hold the debt security until maturity. At that time, the issuer will give the investor a cash amount that would be equal to the principal amount (subject to the day's index factor). One factor that affects the ETN's value is the credit rating of the issuer. The value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political, or geographic events that affect the referenced commodity or security. A Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market. If a Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. There may be restrictions on a Fund's right to redeem its investment in an ETN, which are generally meant to be held until maturity. ETNs are subject to counterparty credit risk and fixed-income risk. ETNs also are subject to tax risk. No assurance can be given that the Internal Revenue Service ("IRS") will accept, or a court will uphold, how a Fund characterizes and treats ETNs for federal income tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of net income and net realized gains from ETNs.

Foreign Securities

The USAA MSCI International Value Momentum Blend Index ETF and USAA MSCI Emerging Markets Value Momentum Blend Index ETF invest in foreign securities. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; emerging markets risk; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; political or social instability, including policies of foreign governments which may affect their respective equity markets; foreign taxation requirements including withholding taxes; prohibitions or restrictions by certain foreign governments on foreign investing in their capital markets or in certain industries, or limitations on the removal of funds or assets; and difficulties in obtaining legal judgments. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

Investing in the securities of companies located in emerging market companies generally involve greater risk than investing in the securities of companies located in countries with developed markets. The People's Republic of China ("PRC") currently exercises sovereignty over Hong Kong; however, Hong Kong retains significant economic and political autonomy under the Basic Law, a "quasi-constitution" that has been in place since Hong Kong reverted to PRC sovereignty in 1997. The Basic Law is anticipated to remain in place until 2047. Investments in emerging market countries may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For instance, these countries may be more likely than developed countries to experience rapid and significant developments in their political or economic structures. Some emerging market countries restrict foreign investments, impose withholding or other taxes on foreign investments, or may nationalize or expropriate the assets of private companies. Therefore, a Fund may be limited in its ability to make direct or additional investments in an emerging markets country. Such restrictions also may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies of a Fund. In addition, the securities markets of emerging markets countries generally are smaller, less liquid and more volatile than those of developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable settlement, registration and custodial procedures. Emerging market countries also may be subject to high inflation and rapid currency devaluations and may be heavily dependent on international trade, which can materially affect their securities markets. The risks associated with investing in a narrowly defined geographic area also generally are more pronounced with respect to investments in emerging market countries.

Any investments in foreign securities will be made in compliance with U.S. and foreign currency restrictions, tax laws, and laws limiting the amount and types of foreign investments. Pursuit of the Funds' investment objectives will involve currencies of the United States and of foreign countries. Consequently, changes in exchange rates, currency convertibility, and repatriation requirements may favorably or adversely affect the Funds.

Forward Currency Contracts

Each Fund may enter into forward currency contracts. A forward contract involves an agreement to purchase or sell a specific currency at a specified future date or over a specified time period at a price set at the time of the contract. Forward currency contracts seek to protect against uncertainty in the level of future foreign exchange rates. These contracts are usually traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged.

A Fund may enter into forward currency contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security until settlement. By entering into such a contract, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency from the date the security is purchased or sold to the date on which payment is made or received. Second, when management of a Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. A Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.

The use of forward contracts involves certain risks. The precise matching of contract amounts and the value of securities involved generally will not be possible since the future value of such securities in currencies more than likely will change between the date the contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and 18 successful execution of a short-term hedging strategy is uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Manager or the applicable Subadviser believes it is important, however, to have the flexibility to enter into such contracts when it determines it is in the best interest of the Funds to do so. It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for a Fund to purchase additional currency (and bear the expense of such purchase) if the market value of the security is less than the amount of currency a Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of currency a Fund is obligated to deliver. A Fund is not required to enter into such transactions and will not do so unless deemed appropriate by the Manager or the applicable Subadviser.

Although the Funds value their assets each business day in terms of U.S. dollars, they do not intend to convert their foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

Forward contracts in which a Fund may engage include foreign exchange forwards. The consummation of a foreign exchange forward requires the actual exchange of the principal amounts of the two currencies in the contract (i.e., settlement on a physical basis). Because foreign exchange forwards are physically settled through an exchange of currencies, they are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. A foreign exchange forward generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and the prices at which they are selling various currencies. When a Fund enters into a foreign exchange forward, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction. A Fund may be required to obtain the currency that it must deliver under the foreign exchange forward through the sale of portfolio securities denominated in such currency or through conversion of other assets of a Fund into such currency.

Forward contracts in which a Fund may engage also include non-deliverable forwards ("NDFs"). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a "Reference Currency") that are non-convertible and that may be thinly traded or illiquid. NDFs involve an obligation to pay an amount (the "Settlement Amount") equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (the "NDF Rate"), with respect to an agreed notional amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.

Although NDFs are similar to foreign exchange forwards, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in U.S. dollars.

NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions, including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. Although NDFs historically have been traded over-the-counter, in the future, pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act ("Dodd-Frank Act"), they may be exchange-traded. Under such circumstances, they will be centrally cleared and a secondary market for them will exist. With respect to NDFs that are centrally-cleared, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if the clearing organization breaches its obligations under the NDF, becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization's other customers, potentially resulting in losses to the investor. Even if some NDFs remain traded OTC, they will be subject to margin requirements for uncleared swaps and counterparty risk common to other swaps.

Futures Contracts

Each Fund may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency, interest rate, or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. A Fund will initially be required to deposit with the Trust's custodian or the futures commission merchant ("FCM") effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance or variation margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and a Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and a Fund would be required to make a maintenance margin payment to the broker.

At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will terminate a Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities are generally those securities that a fund cannot expect to sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities. Investments in illiquid securities may impair a Fund's ability to raise cash for redemptions or other purposes.

Initial Public Offerings

Each Fund may invest in initial public offerings ("IPOs"), which subject a Fund to the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a potentially small number of shares available for trading, and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.

Lending of Securities

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Board and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Trust in an amount at least equal to the fair value of the borrowed securities. During the term of each loan, each Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, each Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund's total assets. Each Fund may terminate a loan at any time.

Leveraged Loans

Each Fund may invest in leveraged loans. Leveraged loans are a type of bank loan and share many of the characteristics and risks discussed above. Leveraged loans are adjustable-rate bank loans made to companies rated below investment-grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as ("LIBOR") and a "spread" above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater "spread" over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.

Limitations and Risks of Options and Futures Activity

Each Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. A Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options.

Non-hedging strategies typically involve special risks. The profitability of a Fund's non-hedging strategies will depend on the ability of the Manager or the applicable Subadviser to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on a fund's ability to effectively carry out its derivative strategies and might, in some cases, require the fund to deposit cash to meet applicable margin requirements.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Historically, advisers of registered investment companies trading commodity interests (such as futures contracts, options on futures contracts, and swaps), including the Funds, have been excluded from regulation as Commodity Pool Operators ("CPOs") pursuant to Commodity Futures Trading Commission ("CFTC") Regulation 4.5. In February 2012, the CFTC announced substantial amendments to the permissible exclusions, and to the conditions for reliance on the permissible exclusions, from registration as a CPO. To qualify for an exclusion under these amendments to CFTC Regulation 4.5, if a Fund uses commodity interests (such as futures contracts, options on futures contracts, and swaps) other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions, determined at the time the most recent position was established, may not exceed 5% of the fund's NAV (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are "in-the-money" at the time of purchase are "in-the-money") or, alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the fund's NAV (after taking into account unrealized profits and unrealized losses on any such positions). In addition, to qualify for an exclusion, a Fund must satisfy a marketing test, which requires, among other things, that a fund not hold itself out as a vehicle for trading commodity interests. The amendments to CFTC Regulation 4.5 became effective on April 24, 2012.

The Manager currently claims an exclusion (under CFTC Regulation 4.5) from registration as a CPO with respect to the Funds and, in its management of the Funds, intends to comply with one of the two alternative trading limitations described above and the marketing limitation. Complying with the trading limitations may restrict the Manager's ability to use derivatives as part of the Funds'

investment strategies. Although the Manager expects to be able to execute the Funds' investment strategies within the limitations, a Fund's performance could be adversely affected. In addition, new rules under the Dodd-Frank Act may limit the availability of certain derivatives, may make the use of derivatives by portfolios more costly, and may otherwise adversely impact the performance and value of derivatives.

Liquidity Determinations

The Board [has adopted] guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper (as defined below), Rule 144A Securities, certain restricted debt securities that are subject to put or demand features exercisable within seven days ("Demand Feature Securities") and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading, SEC guidance or similar factors (other securities) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund's investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities, the Manager or the applicable Subadviser will, pursuant to the [Board Adopted] Liquidity Procedures, among other things, consider the following factors established by the Board: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager or the applicable Subadviser in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation and (3) such other factors as the Manager or the applicable Subadviser may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager or the applicable Subadviser will evaluate the credit quality of the party (the "Put Provider") issuing (or unconditionally guaranteeing performance on) the put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager or the applicable Subadviser will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.

Certain foreign securities (including Eurodollar obligations) may be eligible for resale pursuant to Rule 144A in the United States and may also trade without restriction in one or more foreign markets. Such securities may be determined to be liquid based upon these foreign markets without regard to their eligibility for resale pursuant to Rule 144A. In such cases, these securities will not be treated as Rule 144A Securities for purposes of the liquidity guidelines established by the Board.

Loan Interests and Direct Debt Instruments (bank loans)

Each Fund may invest in loan interests and direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (in the case of loans and loan participations), to suppliers of goods or services (in the case of trade claims or other receivables), or to other parties. These investments involve a risk of loss in case of the default, insolvency, or bankruptcy of the borrower.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, or are not made in a timely manner, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than unsecured loans in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may only pay a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks, such as a loan foreclosure, and costs and liabilities associated with owning and disposing of the collateral. In addition, it is possible that a purchaser could be held liable as a co-lender. Direct debt instruments also may involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower under the terms of the loan or other indebtedness. If assets 22 held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

For purposes of Fund investment limitations, a Fund generally will treat the borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the Fund, in some circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for purposes of the Fund's investment policies. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper, and other short-term obligations) that the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association, or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations, and insurance companies which, in the opinion of the Manager are of comparable quality to issuers of other permitted investments of a Fund, may be used for letter of credit-backed investments.

Master Demand Notes

Each Fund may invest in master demand notes, which are obligations that permit the investment of fluctuating amounts by each Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Each Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. The Manager will invest a Fund's assets in master demand notes only if the Board or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

Mortgage-Backed Securities

Each Fund may invest in mortgage-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association ("Ginnie Mae," also known as GNMA), Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Mortgage Corporation ("Freddie Mac"). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, a Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities with prepayment features will generally decline. In addition, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The weighted average life of such securities is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

Ginnie Mae is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Until recently, Fannie Mae and Freddie Mac were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. government. The value of the companies' securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac. In addition, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies' stock, as described below. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency ("FHFA") announced that Fannie Mae and Freddie Mac had been placed in conservatorship.

Since 2009, Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of their mortgage-backed securities. While the Federal Reserve's purchases have terminated, the U.S. Treasury announced in December 2009 that it would continue its support for the entities' capital as necessary to prevent a negative net worth. From the end of 2007 through the second quarter of 2014, Fannie Mae and Freddie Mac required U.S. Treasury support of approximately $187.5 billion through draws under the preferred stock purchase agreements. They have paid approximately $218.7 billion in dividends. Fannie Mae and Freddie Mac ended the second quarter of 2014 with positive net worth, and neither has required a draw from the U.S. Treasury since the second quarter of 2012. However, FHFA had previously predicted that cumulative U.S. Treasury draws (including dividends) at the end of 2015 could range from $191 billion to $209 billion. Accordingly, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that Fannie Mae or Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue. In addition, the future of Fannie Mae and Freddie Mac is in question as the U.S. Government is considering multiple options ranging on a spectrum from significant reform, nationalization, privatization, consolidation, or abolishment of the entities. The problems faced by Fannie Mae and Freddie Mac that resulted in their being placed into federal conservatorship and receiving significant U.S. Government support have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. The Obama Administration produced a report to Congress on February 11, 2011, outlining a proposal to wind down Fannie Mae and Freddie Mac by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio. Congress is currently considering several pieces of legislation that would reform Fannie Mae and Freddie Mac and possibly wind down their existence, addressing portfolio limits and guarantee fees, among other issues. The potential impact of these developments is unclear, but could cause a Fund to lose money.

Each Fund also may invest in mortgage-backed securities that include collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities ("CMBSs"), stripped mortgage-backed securities ("SMBSs"), interest only commercial mortgage-backed securities ("CMBS IOs"), and mortgage dollar rolls.

CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect a Fund's return on these investments. CMOs also may be less marketable than other securities.

CMBSs include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, apartments, hotels and motels, nursing homes, hospitals and senior living centers. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations. CMBSs may be less liquid and exhibit greater price volatility than other types of mortgage-backed securities.

SMBSs are derivative multi-class mortgage securities. SMBSs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing. SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. Although SMBSs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, established trading markets for these types of securities are not as developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

CMBS IOs are similar to the SMBSs described above, but are contrasted by being backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. Therefore, they generally have less prepayment risk than SMBSs, and also are less sensitive to interest rate changes. CMBS IOs are subject to default- related prepayments that may have a negative impact on yield.

In mortgage dollar roll transactions, a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. At the time a Fund enters into a mortgage dollar roll, it designates on its books and records cash or liquid securities to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by a Fund. The mortgage dollar rolls entered into by a Fund may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll. Because a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage.

Municipal Lease Obligations

Each Fund may invest in municipal lease obligations, installment purchase contract obligations, and certificates of participation in such obligations (collectively, lease obligations). Lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, although lease obligations are ordinarily backed by a municipality's covenant to budget for the payments due under the lease obligation.

Certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager or the applicable Subadviser will consider: (1) the credit quality of the obligor; (2) whether the underlying property is essential to a governmental function; and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

Non-Investment Grade Securities or "Junk Bonds"

A Fund may invest directly or indirectly in or hold "junk bonds" or non-investment grade securities. Non-investment grade securities (i.e., BB or lower by S&P or Fitch, or Ba or lower by Moody's or, if unrated, deemed to be of comparable quality by the Manager) are speculative in nature, involve greater risk of default by the issuing entity, and may be subject to greater market fluctuations than higher rated fixed income securities. Non-investment grade bonds, sometimes referred to as "junk bonds," are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a Fund's NAV. Also, there may be significant disparities in the prices quoted for "junk bonds" by various dealers. Under such conditions, a Fund may find it difficult to value its "junk bonds" accurately. A Fund's investments in "junk bonds" may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment. Because of the risks involved in investing in below investment grade securities, an investment in a Fund that invests substantially in such securities should be considered speculative. "Junk bonds" may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a junk bond's value will decrease in a rising interest rate market, as will the value of a Fund's assets. The credit rating of a below investment grade security does not necessarily address its market value risk and may not reflect its actual credit risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. If a Fund that invests in "junk bonds" experiences unexpected net redemptions, this may force it to sell its non-investment grade securities, without regard to their investment merits, thereby decreasing the asset base upon which a Fund's expenses can be spread and possibly reducing the Fund's rate of return.

Options on Futures Contracts

Each Fund may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

The trading of options on futures contracts entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches. In addition, a Fund utilizing options on futures contracts is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by a Fund in connection with such transactions.

Each Index Fund may also purchase and write options on futures contracts with respect to each of their respective Index. The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index. For example, when a Fund is not fully invested it may purchase a call option on an index futures contract to hedge against a market advance.

Options on Securities and Securities Indexes

Each Fund may purchase and sell options on securities or securities indexes to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can be used to establish either a long or a short position, depending upon whether a Fund is the purchaser or a writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

Purchased options have limited risk equal to the amount of the premium paid for the option. Such options afford the opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that a Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

Among the options that a Fund may purchase or sell are options on a securities index. In general, options on an index of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities, or futures contracts, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, a Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, commodities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Inflation-protected securities, for example, can be indexed to a measure of inflation, such as the Consumer Price Index ("CPI").

Commodity-indexed securities, for example, can be indexed to a commodities index such as the Dow Jones-UBS Commodity Index Total Return.

The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity, or other instrument or measure to which they are indexed, and also may be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments or measures. Indexed securities also are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, the U.S. Treasury, and certain other U.S. government agencies. In calculating a Fund's dividends, index-based adjustments may be considered income.

Periodic Auction Reset Bonds

Each Fund may invest in periodic auction reset bonds, which are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the portfolio weighted average maturity of each Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (i.e., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

Preferred Stocks

Each Fund may invest in preferred stocks, which represent a class of capital stock. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. Preferred stockholders do not ordinarily enjoy any of the voting rights of common stockholders. Most preferred stock is cumulative, meaning that if dividends are passed (not paid for any reason), they accumulate and must be paid before common dividends. Typically, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. However, an adjustable-rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in the U.S. Treasury bill rate or other money market rates. A convertible preferred stock is exchangeable for a given number of common shares and thus tends to be more volatile than nonconvertible preferred, which behaves more like a fixed-income bond. The main benefit to owning preferred stock is that the investor has a greater claim on the company's assets than common stockholders. Preferred stockholders always receive their dividends, and in the event the company goes bankrupt, are paid off, before common stockholders. The Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Private Placements

Each Fund may invest in securities that are not registered under the Securities Act ("restricted securities"). Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. Certain of the Fund's investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information, which may restrict the Fund's ability to conduct portfolio transactions in such securities.

Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Because there may not be an established market price for these securities, the Fund may have to estimate their value. Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities. Where registration is required for restricted or illiquid securities a considerable time period may elapse between the time the Fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the Fund might obtain less favorable pricing terms that when it decided to sell the security.

Put Bonds

Each Fund may invest in securities the interest on which is excludable from gross income for federal income tax purposes (tax exempt securities) (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. Under a Fund's portfolio allocation procedure, maturity for put bonds is deemed to be the date on which the put becomes exercisable.

Recent Market Conditions and Regulatory Developments

The financial crisis in the U.S. and global economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, and in the NAV of many funds, including each Fund. The values of some sovereign debt and of securities of issuers that hold that sovereign debt have fallen. Conditions in the United States have resulted, and may continue to result, in fixed-income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the values of many types of securities have been reduced.

In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country might adversely impact issuers in a different country. Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions also may be affected by policy changes made by governments or quasi-governmental organizations. These conditions could negatively impact the value of a Fund's investments.

The situation in the financial markets has resulted in calls for increased regulation. In particular, the Dodd-Frank Act has initiated a revision of the U.S. financial regulatory framework and covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; new rules for derivatives trading; and the registration and additional regulation of hedge and private equity fund managers. The regulators that have been charged with the responsibility for implementing the Dodd-Frank Act (e.g., the SEC and the CFTC) have been active in proposing and adopting related regulations. Instruments in which a Fund may invest, or the issuers of such instruments, may be negatively affected by the legislation and regulation, some in ways that are still unforeseeable. Although many of the implementing regulations have been finalized, the ultimate impact of the Dodd-Frank Act is not yet certain. The results of the 2016 U.S. presidential election may lead to a significant shift in fiscal policy, which may result in lower corporate taxes, higher levels of public debt, higher interest rates, more restrictions on international trade, and less stringent regulation of certain participants in the financial markets.

The U.S. federal government and certain foreign central banks have taken actions to support financial markets and increase confidence in the U.S. and world economies. Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the markets and grow the economy. Others have opted for austerity, which may limit growth, at least in the short to medium- term. The ultimate effect of these efforts is only beginning to reveal itself. Where economic conditions are recovering, they are nevertheless perceived as still fragile. Changes in government policies may exacerbate the markets' difficulties and withdrawal of this support, or other policy changes by governments or central banks, could negatively affect the value and liquidity of a Fund's investments and cause it to lose money. In addition, political events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Real Estate Investment Trusts ("REITs")

Each Fund may invest a portion of its assets in the debt and preferred securities of REITs and, therefore, may be subject to certain other risks, such as credit risk, associated with investment in these securities. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon the specialized management skills of their managers and may have limited geographic diversification, thereby subjecting them to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. A shareholder in a Fund that invests in REITs will bear not only its proportionate share of the expenses of the Fund, but also will bear, indirectly, the management expenses of the underlying REITs.

In addition, the Funds may generally be exposed to the following risks associated with direct investments in real estate as investors of REIT securities: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, and increases in interest rates and other real estate capital market influences.

Repurchase Agreements

Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. The Fund maintains custody of the underlying securities prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. In these transactions, the securities purchased by the Fund will be those in which it is authorized to invest and have a total value equal to or in excess of the amount of the repurchase obligation. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. The Fund will invest in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the Manager.

Section 4(2) Commercial Paper and Rule 144A Securities

Each Fund may invest in commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act ("Section 4(2) Commercial Paper"). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the Securities Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

Each Fund also may purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act ("Rule 144A Securities"). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the Securities Act for resales of certain securities to institutional investors.

Securities of Other Investment Companies

Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 NAV per share, i.e., "money market" funds. As a shareholder of another investment company, a Fund would indirectly bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. The Funds may invest in securities issued by other investment companies subject to statutory limitations prescribed by the 1940 Act. Certain exceptions to these limitations are provided by the 1940 Act and the rules and regulations thereunder. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such instruments at the investment company level may be reduced by the operating expenses and fees of such investment companies, including advisory fees.

Senior Securities and Borrowings

Pursuant to the investment restrictions that have been adopted by the Trust for the Fund, the Fund may not issue senior securities, except as permitted under the 1940 Act. "Senior securities" are defined as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any Fund obligations that have a priority over the Fund's shares with respect to the payment of dividends or the distribution of Fund assets. The 1940 Act prohibits a Fund from issuing senior securities except that the Fund may borrow money in amounts of up to one-third (33 1/3%) of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings) from banks. Any borrowings that exceed this amount will be reduced within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time. Borrowings may be used for a variety of purposes, including (i) for temporary or emergency purposes, (ii) in anticipation of or in response to adverse market conditions, (iii) for cash management purposes, and (iv)

for investment purposes. Borrowed money will cost a Fund interest expense and/or other fees. The costs of borrowing may reduce a Fund's return. To the extent that a Fund has outstanding borrowings, it will be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of a Fund's securities.

Security Substitution

At times when a corporate action involving a constituent is pending, an arbitrage opportunity may exist. For example, if a constituent is acquiring another company (which may or may not be an index constituent) for stock, the target company may be trading at a discount to the acquiring company, given the conditions of the deal and the market. In this case, value may be added to a Fund by purchasing the target company stock in anticipation of the acquisition and corresponding exchange of the target company stock for the acquiring company stock. The Fund would effectively increase in weighting of the acquiring company in line with the holding's increased weighting in the index at a price lower than that of the acquiring company's stock.

Separate Trading of Registered Interest and Principal of Securities ("STRIPS")

Each Fund may invest in STRIPS, which are U.S. Treasury securities that allow the investor to hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. STRIPS can only be purchased and held through financial institutions and government securities brokers and dealers. These securities are backed by the full faith and credit of the U.S. government.

Short-Term Instruments

When a Fund experiences large cash inflows, for example, through the sale of securities and desirable securities that are consistent with the Fund's investment objective(s) are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments (or shares of money market mutual funds) for a limited time at the discretion of the Adviser (or Sub-Adviser, as applicable). Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities, or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. To the extent that such investments are consistent with its investment objective, each Fund also may invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank, and the InterAmerican Development Bank. The percentage of a Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made, and the interest rate climate of such countries. Each Fund may also invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

Swap Arrangements

Each Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates, specific securities, or indices, including purchase of caps, floors and collars as described below. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. A swap agreement may be negotiated bilaterally and traded over-the-counter ("OTC") between the two parties (for uncleared swaps) or, in some instances, must be transacted through an FCM and cleared through a clearing house that serves as a central counterparty (for a cleared swap).

In an interest rate swap a Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay a Fund a fixed rate of interest on the notional principal amount. In a currency swap a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, a Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

Most swaps entered into by a Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying 30 the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, a Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having an NAV equal to any excess of a Fund's accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of a Fund's obligations. Collateral is treated as illiquid.

Swap agreements historically have been individually negotiated and most swap arrangements are currently OTC traded. Certain standardized swaps currently are, and more in the future will be, centrally cleared and traded on either a swap execution facility or a designated contract market. Cleared swaps are transmitted through FCMs that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. For example, swaps that are centrally cleared are subject to the creditworthiness of the clearing organization involved in the transaction. An investor could lose margin payments it has deposited with its FCM as well as the net amount of gains not yet paid by the clearing organization if the clearing organization becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization's other customers, potentially resulting in losses to the investor. In addition, depending on the size of a portfolio and other factors, the margin required under the rules of a clearinghouse and by a clearing member FCM may be in excess of the collateral required to be posted by a portfolio to support its obligations under a similar uncleared swap.

These swap arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of a Fund's portfolio. However, a Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, a Fund is dependent upon the creditworthiness and good faith of the counterparty. A Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation and in some cases transacting in swaps that are centrally cleared and exchange-traded. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and generally will not be centrally cleared or traded on an exchange and, accordingly, they are less liquid than traditional swap transactions.

A Fund may enter into interest rate swaps, the use of which is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager or the applicable Subadviser is incorrect in its forecasts of market values, interest rates, or other applicable factors, the investment performance of a Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager or the applicable Subadviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

The Funds may enter into credit default swap contracts ("CDSs") for investment purposes. If a Fund is a seller of a CDS contract, a Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap. As the seller, a Fund is not required to remain in the CDS contract until default or maturity and could terminate the contract and incur a realized gain or loss.

The Funds also may purchase CDS contracts in order to hedge against the risk of default of debt securities it holds, in which case a Fund would function as the counterparty referenced above. This would involve the risk that the swap may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It also would involve credit risk; the seller may fail to satisfy its payment obligations to a Fund in the event of a default. As the buyer, a Fund is not required to remain in the CDS contract until default or maturity and could terminate the contract and incur a realized gain or loss.

The swap market was largely unregulated prior to the enactment of the Dodd-Frank Act. The Dodd-Frank Act has changed the way the U.S. swap market is supervised and regulated. Developments in the swap market under final implementing regulations under the Dodd-Frank Act will adversely affect a Fund's ability to enter into certain swaps in the over-the-counter market (and requires that certain of such instruments be exchange-traded and centrally cleared). Dodd-Frank Act developments also could adversely affect a Fund's ability to support swap trades with collateral, terminate new or existing swap agreements, or realize amounts to be received under such instruments. Regulations that are being developed by the CFTC and banking regulators will require a Fund to post margin on over-the-counter swaps, and clearing organizations and exchanges require minimum margin requirements for exchange-traded and cleared swaps. These changes under the Dodd-Frank Act may increase the cost of a Fund's swap investments, which could adversely affect Fund investors.

Synthetic Instruments

Each Fund may invest in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or interest on the underlying bond loses its tax-exempt status. The recent economic downturn and budgetary constraints have made municipal securities more susceptible to downgrade, default, and bankruptcy. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund's holding an instrument for a longer period of time than originally anticipated. For example, because of the structure of a synthetic instrument, there is a risk that a Fund will not be able to exercise its tender option.

Tax-Exempt Securities

Each Fund may purchase tax-exempt securities, which include general obligation bonds, which are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest; revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power; and certain types of private activity bonds issued by or on behalf of public authorities to obtain funds for privately operated facilities, provided that the interest paid on such securities qualifies as exempt from federal income tax.

Treasury Inflation-Protected Securities ("TIPS")

Each Fund may invest in TIPS, which are U.S. Treasury securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to take into account the rate of inflation. They trade at prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of at least the face value of these securities in the event of sustained deflation or a drop in prices.

U.S. Government Obligations

Each Fund may invest in various types of U.S. government obligations. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government and supported by the full faith and credit of the U.S. Treasury. U.S. government obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises ("GSEs"). Some obligations of such agencies or instrumentalities of the U.S. government are supported by the full faith and credit of the United States or U.S. Treasury guarantees. Other obligations of such agencies or instrumentalities of the U.S. government are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality or only by the credit of the agency or instrumentality issuing the obligation.

In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including GSEs) where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Variable-Rate and Floating-Rate Securities

Each Fund may invest in variable-rate and floating-rate securities, which bear interest at rates that are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held. Because the interest rates of variable- rate and floating-rate securities are periodically adjusted to reflect current market rates, the market value of the variable-rate and floating-rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates. The market value of variable-rate and floating-rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Variable-Rate Demand Notes ("VRDNs")

Each Fund may invest in VRDNs, which are securities that provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held. VRDNs are tax-exempt securities.

Warrants

To the extent that such investments are consistent with its investment objective, each Fund may invest in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. Each Fund may only purchase warrants on securities in which the Fund may invest directly.

When-Issued and Delayed-Delivery Securities

Each Fund may invest in debt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

Debt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way as other debt securities held in the Funds' portfolios are; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public's perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that the Fund will be able to meet its obligation to pay for when-issued or delayed-delivery securities at the time of settlement, a Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery commitments. The segregated securities are valued at market, and any necessary adjustments are made to keep the value of the cash and/or segregated securities at least equal to the amount of such commitments by the Fund.

On the settlement date of the when-issued or delayed-delivery securities, a Fund will meet its obligations from then-available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligations). The availability of liquid assets for this purpose and the effect of asset segregation on a Fund's ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which the Fund may purchase when-issued and delayed delivery securities. A Fund may realize a capital gain or loss in connection with such transactions.

Zero Coupon Bonds

Each Fund may invest in zero coupon bonds. A zero coupon bond is a security that is sold at a discount from its face value ("original issue discount"), makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its income, a Fund accrues the daily amortization of the original issue discount.

INVESTMENT POLICIES AND RESTRICTIONS

The following investment restrictions have been adopted by the Trust for each Fund. These restrictions may not be changed for any Fund without approval by the lesser of: (1) 67% or more of the voting securities present at a meeting of a Fund if more than 50% of the outstanding voting securities of a Fund are present or represented by proxy; or (2) more than 50% of that Fund's outstanding voting securities. The investment restrictions of one Fund may thus be changed without affecting those of any other Fund.

Each Fund:

(1)may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable relief.

(2)except for the Index Funds, may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry or group of industries. Index Funds will concentrate to approximately the same extent that its underlying index concentrates in the stocks of such particular industry or group of industries.

(3)may not issue senior securities, except as permitted under the 1940 Act.

(4)may not underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

(5)may make loans only as permitted under the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

(6)may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling, and entering into financial futures contracts (including futures contracts on indices of securities, interest rates, and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates, and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts, or other derivative instruments that are not related to physical commodities.

(7)may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

With respect to each Fund's concentration policies as described above, the Manager and Subadviser(s), where applicable, use various recognized industry classification services including, but not limited to industry classifications established by S&P, Bloomberg L.P., and Frank Russell Company, with certain modifications. The Manager and Subadviser(s) also may include additional industries as separate classifications, to the extent applicable. Because the Manager has determined that certain categories within, or in addition to, those set forth by S&P have unique investment characteristics, additional industries may be included as industry classifications. The Manager classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or higher education revenue bonds.

Additional Restrictions

Each Fund also is subject to the following non-fundamental investment restrictions and policies, which may be changed by the Board without shareholder approval.

•Each Fund has an investment policy that requires it to invest at least 80% of its assets in the type of security, or index, suggested by its name. To the extent required by SEC rules, each such policy may be changed only upon at least 60 days' written notice to the applicable Fund's shareholders.

•No Fund will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12 (d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Temporary Defensive Policy

Each Active Fund may, on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in investment-grade, short-term debt instruments. Such securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; bankers' acceptances of similar banks; commercial paper and other corporate debt obligations.

The Index Funds generally pursue their investment objectives regardless of market conditions and do not take defensive positions.

Portfolio Turnover Rates

The rate of portfolio turnover of a Fund will not be a limiting factor when the Manager or the applicable Subadviser deems changes in a Fund's portfolio appropriate in view of its investment objective(s). Ordinarily, a Fund will not purchase or sell securities solely to achieve short-term trading profits, although a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund's investment objective(s).

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as, but not limited to, commercial paper and short- term U.S. government securities are not considered when computing the turnover rate. The value of portfolio securities received or delivered as a result of in-kind creations or redemptions of each Fund's shares also is excluded from the calculation of the Fund's portfolio turnover rate. As a result, each Fund's reported portfolio turnover may be low despite relatively high portfolio activity.

Portfolio turnover may produce expenses for the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of a fund, the higher these transaction costs borne by a fund and its long-term shareholders, although such transaction costs may be mitigated by the imposition of transaction fees (as described above under Purchase and Redemption of Creation Units). Portfolio turnover, to the extent sales and redemptions are not conducted in-kind, also may result in the realization of net capital gains (including net short-term capital gains, which, when distributed, are taxed to shareholders at ordinary income tax rates).

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Manager or the applicable Subadviser, subject to the general control of the Board, places all orders for the purchase and sale of Fund securities. In executing portfolio transactions and selecting brokers and dealers, it is the Trust's policy to seek best execution. The Manager or the applicable Subadviser shall consider such factors as it deems relevant, including, but not limited to, the breadth of the market in the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis. Securities purchased or sold in the over-the-counter market will be executed through principal market makers, except when, in the opinion of the Manager or the applicable Subadviser, better prices and execution are available elsewhere. In addition, the Manager or the applicable Subadviser may effect certain "riskless principal" transactions through certain dealers in over-the-counter markets under which mark-ups or mark-downs (which in this context may be deemed the equivalent of commissions) are paid on such transactions.

The Funds will have no obligation to deal with any particular broker or group of brokers in the execution of portfolio transactions. The Funds contemplates that, consistent with seeking best execution, brokerage transactions may be effected through USAA Brokerage Services, an affiliated discount brokerage service of the Manager and through affiliated brokers of the applicable Subadviser. The Board [has adopted] procedures in conformity with the requirements of Rule 17e-1 under the 1940 Act designed to ensure that all brokerage commissions paid to USAA Brokerage Services or any broker affiliated directly or indirectly with the Funds, the Manager, or the applicable Subadvisers are reasonable and fair. The Board has authorized the Manager or the applicable Subadviser for the Funds to effect portfolio transactions for the Funds on any exchange of which the Manager or the applicable Subadviser (or any entity or person associated with the Manager or the applicable Subadviser) is a member and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

The Board [has approved] procedures in conformity with the requirements of Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which an affiliate of the Manager and/or a Subadviser participates. These procedures prohibit the Funds from directly or indirectly benefiting an affiliate of the Manager and/or a Subadviser in connection with such underwritings. In addition, for underwritings where the Manager and/or a Subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Funds could purchase in the underwritings.

In the allocation of brokerage business used to purchase securities for the Funds, preference may be given to those broker-dealers who provide research and brokerage services to the Manager or the applicable Subadviser subject to as long as there is no sacrifice in obtaining best execution. Payment for such services also may be generated through fixed price public offering underwriting concessions from purchases of new issue fixed-income securities. Such research and brokerage services may include, for example: advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party databases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed-income securities; research on international market news and securities; and rating services on companies and industries. Thus, the Manager or the applicable Subadviser may be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. If such information is received and it is in fact useful to the Manager or the applicable Subadviser, it may tend to reduce the Manager's or the applicable Subadviser's costs.

In return for such services, a Fund may pay to a broker a "higher commission" (as such term may be interpreted by the SEC) than may be charged by other brokers, provided that the Manager or the applicable Subadviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or of the overall responsibility of the Manager or the applicable Subadviser to the Funds and its other clients. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Manager or the applicable Subadviser in rendering investment management services to other clients (including affiliates of the Manager); and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients (including affiliates of the Manager) may be useful to the Manager or the applicable Subadviser in carrying out its obligations to the Trust. Such research is available to and may be used by the Manager or the applicable Subadviser in providing investment advice to all clients (including affiliates of the Manager); however, such research need not always be used by the Manager or the applicable Subadviser for the benefit of the Trust. Such research and services will be in addition to and not in lieu of research and services provided by the Manager or the applicable Subadviser, and the expenses of the Manager or the applicable Subadviser will not necessarily be reduced by the receipt of such supplemental research. See The Trust's Manager.

The Manager or the applicable Subadviser continuously reviews the performance of the broker-dealers with which it places orders for transactions. A periodic evaluation is made of brokerage transaction costs and services. In evaluating the performance of brokers and dealers, the Manager or the applicable Subadviser considers whether the broker-dealer has generally provided the Manager or the applicable Subadviser with the best overall terms available, which includes but is not limited to obtaining the best available price and most favorable execution.

To the extent permitted by applicable law, and in all instances subject to the Fund's policies regarding best execution, the Manager or the applicable Subadvisers may allocate brokerage transactions to broker-dealers that have entered into commission recapture arrangements in which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of that Fund's expenses.

The Manager and the Subadvisers and their respective affiliates may advise, or have proprietary interests in, accounts with similar, dissimilar or the same investment objective as one or more of the Funds. Investment decisions are based on criteria relevant to each Fund or other account; portfolio management decisions and results of a Fund's investments may differ from those of such other accounts. Securities of the same issuer will, from time to time, be purchased, held, or sold at the same time by the one or more Funds and other accounts or companies for which the Manager or the applicable Subadviser acts as the investment adviser (including affiliates of the Manager or the applicable Subadviser). On occasions when the Manager or the applicable Subadviser deems the purchase or sale of a security to be in the best interest of the one or more Funds, as well as the Manager's or the applicable Subadviser's other clients, the Manager or the applicable Subadviser, to the extent permitted by applicable laws and regulations, may aggregate orders for such securities to be sold or purchased for the a Fund with those to be sold or purchased for other Funds and other customers in order to obtain best execution and lower brokerage commissions, if any. Trade orders submitted by one or more Funds and other investment accounts are not necessarily combined or "blocked" in all cases. Portfolio managers could purchase or sell securities for one Fund or account and not another Fund or account, or can take similar action for two Funds or accounts at different times, even if the Funds and accounts have the same investment objective and permissible investments. However, the Manager or applicable Subadviser may, when feasible and when consistent with the fair and equitable treatment of the Funds and other accounts and best execution obligations, aggregate and block orders of one or more Funds and other accounts for order entry and execution. In some cases, the ability of a Fund to participate in volume transactions will produce better executions and prices for the Fund. In other cases, however, this could have a detrimental effect on the price or value of the security or instrument as far as a Fund is concerned.

[The Manager and the Subadvisers have established allocation policies and procedures applicable to the Funds and other investment accounts they manage to ensure allocations are appropriate given their respective clients' differing investment objectives and other considerations. In cases where orders to purchase or sell securities are aggregated, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager or the applicable Subadviser in a manner it considers to be equitable and consistent with its fiduciary obligations to all such customers, including the Fund(s). In some instances, this procedure may affect the price and size of the position obtainable for a Fund. Generally, when the amount of securities available is insufficient to satisfy the volume or price requirements for a participating Fund(s) and other accounts, the amount executed is distributed among participating Funds and other accounts based on methodologies and factors set forth in the procedures adopted by the Manager or the applicable Subadviser, which may include pro rata allocation based upon the relative sizes of the participating Funds and accounts, pro rata allocation based upon the relative sizes of the orders submitted, random allocations in certain circumstances, and/or allocations based on other factors, such as available cash, liquidity requirements, investment phase of the account (e.g., ramping up or taking gains/losses for tax purposes), and the specific objectives and constraints for each Fund or account, which could include, but are not limited to: risk tolerance; rating constraints; maturity constraints; issue size; yield; purchase price; existing exposure; minimum trade allocation; minimum position holding size; sector allocation limits; duration; strategy, and order size.]

[Trade allocation policies and procedures may not always contemplate all facts and circumstances. In addition, such policies and procedures typically identify circumstances under which it is appropriate to deviate from the general allocation criteria and describe the alternative procedures. For example, adjustments may be made: (i) to eliminate de minimis positions or satisfy minimum denomination requirements; (ii) to give priority to accounts with specialized investment policies and objectives; and (iii) to reallocate in light of a participating account's portfolio characteristics (e.g., based on factors such as those outlined above). Allocations are determined, documented and approved in accordance with procedures adopted by the Manager or applicable Subadviser.]

The Trust pays no brokerage commissions for debt securities. The market for such securities is typically a "dealer" market in which investment dealers buy and sell the securities for their own accounts, rather than for customers, and the price may reflect a dealer's mark-up or mark-down. In addition, some securities may be purchased directly from issuers.

FUND HISTORY AND DESCRIPTION OF SHARES

The Trust is an open-end management investment company established as a statutory trust under the laws of the state of Delaware pursuant to a First Amended and Restated Master Trust Agreement dated June 8, 2017. The Trust is authorized to issue shares of beneficial interest in separate portfolios (or Funds). Each Fund is classified as diversified. The Funds issue and redeem shares on a continuous basis at NAV in aggregations of a specified number of shares called "Creation Units." Creation Units generally are issued and redeemed in exchange for portfolio securities and/ or cash. Upon commencement of operations, shares are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Shares trade in the secondary market at market prices that may differ from the shares' NAV. Shares are not individually redeemable, but are redeemable only in Creation Units. A Creation Unit of the fund consists of a block of 50,000 shares. Shareholders who are not Authorized Participants (as defined herein), therefore, will not be able to purchase or redeem shares directly with or from any Fund. Instead, most shareholders who are not Authorized Participants will buy and sell shares in the secondary market through a broker.

Shares are available for investment through USAA Brokerage Services, or certain other financial intermediaries the Fund may approve from time to time.

TAX CONSIDERATIONS

Taxation of the Funds

Each Fund, which is treated as a separate corporation for federal tax purposes, intends to qualify each taxable year for treatment as a "regulated investment company" ("RIC") under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund so qualifies, it will not be liable for federal income tax on its net investment income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

To qualify for treatment as a RIC, a Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such securities or currencies ("income requirement") (2) distribute at least 90% of its investment company taxable income (generally consisting of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions) for the taxable year ("distribution requirement"), and (3) satisfy certain diversifications requirements at the close of each quarter of its taxable year. If a Fund failed to qualify for RIC treatment for any taxable year—either (a) by failing to satisfy the distribution requirement, even if it satisfied the income requirement and those diversification requirements ("Other Qualification Requirements"), or (b) by failing to satisfy any of the Other Qualification

Requirements and was unable to, or determined not to, avail itself of Code provisions that enable a RIC to cure a failure to satisfy any of the Other Qualification Requirements as long as the failure "is due to reasonable cause and not due to willful neglect" and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements—then for federal income tax purposes it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. In addition, for those purposes all those distributions, including distributions of net capital gain, would be taxable to its shareholders as dividends to the extent of the Fund's earnings and profits. For individual and certain other non-corporate shareholders (each, an "individual shareholder"), those dividends would be taxable as "qualified dividend income" ("QDI") (as described in each Fund's prospectus) and thus subject to federal income tax at the lower rates for net capital gain. In the case of corporate shareholders that meet certain holding period and other requirements regarding their shares of the Fund, all or part of those dividends would be eligible for the dividends-received deduction. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

The Code imposes a nondeductible 4% excise tax ("Excise Tax") on a RIC that fails to distribute during a calendar year an amount at least equal to the sum of (1) 98% of its ordinary income for that year, (2) 98.2% of its capital gain net income for the twelvemonth period ending on October 31 of that year, plus (3) any prior undistributed income and gains. Each Fund intends to make distributions necessary to avoid imposition of the Excise Tax.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward currency contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as "qualifying income" under the income requirement. The tax treatment of swap agreements and other derivative instruments may be affected by future regulatory or legislative changes that could affect whether income (earned directly or indirectly) from such investments is such "qualifying income."

Some futures contracts, foreign currency contracts, and "nonequity" options (i.e., certain listed options, such as those on a "broad- based" securities index) —but not including any "securities futures contract" that is not a "dealer securities futures contract" (both as defined in the Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement in which a Fund invests will be subject to section 1256 of the Code (collectively, "section 1256 contracts"). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the distribution requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it.

Section 988 of the Code also may apply to forward contracts and options, and futures contracts on foreign currencies. Under that section, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss.

Section 1092 of the Code (dealing with straddles) also may affect the taxation of certain options, futures contracts, and forward currency contracts in which a Fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures contracts, and forward currency contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

Each Fund will monitor its transactions, make appropriate tax elections, and make appropriate entries in its books and records when it acquires any option, futures contract, forward currency contract, foreign currency, or hedged investment to mitigate the effect of the foregoing rules, prevent its disqualification as a RIC, and minimize the imposition of federal income tax and the Excise Tax.

Certain Funds may invest in the stock of passive foreign investment companies ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC and of any gain on its disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the reduced maximum federal income tax rates on individual shareholders' QDI.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF's annual ordinary earnings and net capital gain—which the Fund likely would have to distribute to satisfy the distribution requirement and avoid imposition of the Excise Tax—even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because some of the information required to make this election may not be easily obtainable.

Each Fund may elect to "mark to market" any stock in a PFIC it owns at the end of its taxable year, in which event it would be required to distribute to its shareholders any resulting gains in accordance with the distribution requirement. "Marking-to-market," in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein (including mark-to-market gain for each prior year for which the election was in effect) as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Investors should note that a Fund's determination whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances and thus is subject to change, and the principles and methodology used in determining whether a foreign corporation is a PFIC are subject to interpretation. It is possible that a Fund could invest in a foreign corporation that becomes, or is determined to be, a PFIC after the Fund invests therein. It is anticipated that any federal income tax imposed on a Fund with respect to investments in PFICs would be insignificant.

For federal income tax purposes, debt securities purchased by a Fund, including zero coupon bonds, may be treated as having original issue discount (generally, the excess of the stated redemption price at maturity of a debt obligation over its issue price) ("OID"). OID is treated for those purposes as earned by a Fund as it accrues, whether or not any payment is actually received, and therefore is subject to the distribution requirement. Accrual of OID is determined on the basis of a constant yield to maturity, which takes into account the compounding of accrued interest. Because each Fund annually must distribute substantially all of its investment company taxable income (determined without regard to any deduction for dividends paid), including any accrued OID, to satisfy the distribution requirement and to avoid imposition of the Excise Tax, a Fund may be required in a particular taxable year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of its portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

A Fund may purchase debt securities at a market discount. A market discount exists when a security is purchased at a price less than its original issue price adjusted for accrued OID, if any. Each Fund intends to defer recognition of accrued market discount on a security until maturity or other disposition of the security. For a security purchased at a market discount, the gain realized on disposition will be treated as ordinary income to the extent of accrued market discount on the security.

A Fund also may purchase debt securities at a premium, i.e., at a purchase price in excess of face amount. The premium on tax-exempt securities must be amortized to the maturity date, but no deduction is allowed for the premium amortization. For taxable securities, the premium may be amortized if a Fund so elects. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction and generally must be amortized under an economic accrual method. The amortized bond premium on a security will reduce a Fund's adjusted tax basis in the security.

Income from direct investments in commodities and certain types of derivative contracts regarding commodities, such as certain swaps on commodity indices, is not "qualifying income" for purposes of the income requirement. Accordingly, if a Fund invests in commodities, those derivatives and/or structured notes that create a commodity exposure (i.e., commodity-linked notes) to an extent that might threaten its ability to satisfy the income requirement, the Fund may be unable to qualify as a RIC for one or more taxable years.

The Trust, on behalf of each Fund, has the right to reject an order to purchase shares of the Fund if (1) the purchaser (or group of purchasers) would, on obtaining the ordered shares, own 80% or more of the Fund's outstanding shares and (2) pursuant to sections 351 and 362 of the Code, the Fund would have a basis in the Deposit Securities exchanged therefor different from those securities' market value on the date of deposit. This right is reserved because, if a Fund's basis in Deposit Securities is less than their market value on that date, then on disposition of those securities the Fund would recognize more taxable gain, or less taxable loss, than if its basis therein had been equal to that market value. It is not anticipated that the Trust will exercise the rejection right except where it determines that accepting an order could result in material adverse tax consequences to a Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of making the 80% determination.

Taxation of the Shareholders

Distributions are generally included in a shareholder's gross income for the taxable year in which they are received. However, distributions a Fund declares in October, November, or December that are payable to shareholders of record in such a month are deemed to have been received on December 31, if the Fund pays the distributions during the following January.

Any gain or loss a shareholder realizes on the redemption of shares of a Fund, or on receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any such gain an individual shareholder recognizes on a redemption of Fund shares that he or she has held for more than one year will qualify for the 15% or 20% maximum federal income tax rates mentioned in each Fund's prospectus. Any loss realized on a redemption of Fund shares will be disallowed to the extent the shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares; in such a case, the basis in the acquired shares will be adjusted to reflect the disallowed loss. Any loss a shareholder realizes on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain the shareholder received with respect to such shares.

Investors should be aware that the price of shares of a Fund at any time may reflect the amount of a forthcoming dividend or other distribution, so if they purchase that Fund's shares shortly before the record date for a distribution, they will pay full price for the shares and receive some part of the price back as a taxable distribution, even though it represents a partial return of their invested capital.

Each Fund must withhold and remit to the U.S. Treasury 28% of dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, "backup withholding"). Withholding at that rate also is required from the Fund's dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

If a Fund's basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders.

If a Fund's distributions in a taxable year exceed its current and accumulated earnings and profits, the excess distributed to each shareholder will be treated as a "return of capital" to the extent of the shareholder's basis in its shares and thereafter as capital gain. A return of capital distribution is not taxable, but it reduces a shareholder's basis in its shares and thus results in a higher capital gain or lower capital loss when the shares are redeemed. Distributions in excess of a Fund's distribution requirement, but not in excess of its earnings and profits, will be taxable to its shareholders and will not constitute non-taxable returns of capital.

If a Fund engages in securities lending, the borrower generally will be obligated to pay the Fund an amount equal to ("in lieu of") any dividend paid on the loaned securities during the loan term. Even if the dividend otherwise would be QDI, distributions to the Fund's shareholders of such "in lieu of" payments will not be treated as such and instead will be taxed at the shareholders' marginal federal income tax rates.

In addition to the requirement to report the gross proceeds from redemptions of Fund shares, each Fund (or its administrative agent) must report to the IRS the basis information for shares that are redeemed and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. In addition, each Fund will indicate whether the lot has been adjusted for a wash sale.

Under the Foreign Account Tax Compliance Act ("FATCA"), "foreign financial institutions" ("FFIs") and "non-financial foreign entities" ("NFFEs") that are shareholders of a Fund may be subject to a generally nonrefundable 30% withholding tax on (1) income dividends the Fund pays and (2) certain capital gain distributions and the proceeds of redemptions of Fund shares it pays after December 31, 2018. As discussed more fully below, the FATCA withholding tax generally can be avoided (a) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts U.S. persons hold with the FFI, and (b) by an NFFE that certifies its status as such and, in certain circumstances, information regarding substantial U.S. owners.

An FFI can avoid FATCA withholding by becoming a "participating FFI," which requires the FFI to enter into a tax compliance agreement with the IRS under the Code. Under such an agreement, a participating FFI agrees to (1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the IRS, and (3) meet certain other specified requirements.

The U.S. Treasury has negotiated intergovernmental agreements ("IGAs") with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of the IGA instead of U.S. Treasury regulations.

An FFI resident in a country that has entered into a Model I IGA with the United States must report to that country's government (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying its status as such and, in certain circumstances, either that (1) it does not have any substantial U.S. owners or (2) it does have one or more such owners and reports the name, address, and taxpayer identification number of each such owner. The NFFE will report to the Fund or other applicable withholding agent, which may, in turn, report information to the IRS.

Those foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity's status under FATCA to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described in the Funds' prospectuses. Foreign investors are urged to consult their tax advisers regarding the application of these requirements to their own situation and the impact thereof on their investment in a Fund.

The foregoing discussion of certain federal tax considerations affecting each Fund and its shareholders is only a summary and is not intended as a substitute for careful tax planning. Purchasers of Fund shares should consult their own tax advisers as to the tax consequences of investing in shares, including under federal, state, local, and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority, and administrative interpretations in effect on the date hereof; changes in any applicable authority could materially affect the conclusions discussed above, possibly retroactively, and such changes often occur.

TRUSTEES AND OFFICERS OF THE TRUST

The Board consists of eight Trustees who supervise the business affairs of the Trust. The Board is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including AMCO and its affiliates.

Board Leadership Structure

The Board is comprised of a super-majority (80% or more) of Trustees who are not "interested persons" (as defined under the 1940 Act) of the Funds (the "Independent Trustees") and one Trustee who is an "interested person" of the Funds ("Interested Trustee"). In addition, the Chairman of the Board is an Independent Trustee. The Chairman presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the Funds' management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust's Master Trust Agreement or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board also may designate working groups or ad hoc committees as it deems appropriate.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership by an Independent Trustee as Chairman to be integral to promoting effective independent oversight of the Funds' operations and meaningful representation of the shareholders' interests, given the number of Funds offered by the Trust and the amount of assets that these Funds represent. The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the Funds' shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board's view, important elements in its decision-making process. In addition, the Board believes that the Interested Trustee provides the Board with the Manager's perspective in managing and sponsoring the Funds. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Board Oversight of Risk Management

As series of a registered investment company, the Funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. The Trustees play an active role, as a full board and at the committee level, in overseeing risk management for the Funds. The Trustees delegate the day-to-day risk management of the Funds to various groups, including but not limited to, portfolio management, risk management, compliance, legal, fund accounting, and various committees discussed herein. These groups provide the Trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each. The Trustees also oversee risk management for the Funds through regular interactions with the Funds' external auditors and periodic presentations from USAA Operational Risk Management.

The Board also participates in the Funds' risk oversight, in part, through the Funds' compliance program, which covers the following broad areas of compliance: portfolio management, trading practices, investment code of ethics and protection of non-public information, accuracy of disclosures, safeguarding of fund assets, recordkeeping, marketing, fees, privacy, anti-money laundering, business continuity, valuation and pricing of funds shares, processing of fund shares, affiliated transactions, fund governance and market timing. The Board also receives periodic updates regarding cyber security matters. The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals, operational risk management and business personnel who participate on a daily basis in risk management on behalf of the Funds. The Funds' chief compliance officer provides an annual compliance report and other compliance related briefings to the Board in writing and in person.

AMCO seeks to identify for the Board the risks that it believes may affect the Funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various committees as described below. Each committee presents reports to the Board after its meeting, which may prompt further discussion of issues concerning the oversight of the Funds' risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the committee process.

Among other committees, the Board has established an Audit and Compliance Committee, which is composed solely of Independent Trustees and which oversees management of financial risks and controls. The Audit and Compliance Committee serves as the channel of communication between the independent auditors of the Funds and the Board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. Although the Audit and Compliance Committee is responsible for overseeing the management of financial risks, the Board is regularly informed of these risks through committee reports.

Trustee Qualifications

The Board believes that all of the Trustees bring to the Board a wealth of executive leadership experience derived from their service as executives, board members, and leaders of diverse companies, academic institutions, and community and other organizations. The Board also believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. In determining whether an individual is qualified to serve as a Trustee of the Funds, the Board considers a wide variety of information about the Trustee, and multiple factors contribute to the Board's decision. However, there are no specific required qualifications for Board membership. Each Trustee is determined to have the experience, skills, and attributes necessary to serve the Funds and their shareholders because each Trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the Board. The Board also considers the individual experience of each Trustee and determines that the Trustee's professional experience, education, and background contribute to the diversity of perspectives on the Board. The business experience and objective thinking of the Trustees are considered invaluable assets for AMCO management and, ultimately, the Funds' shareholders.

Set forth below are the Independent Trustees, the Interested Trustee, officers, and each of their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held, and the specific roles and experience of each Board member that factor into the determination that the Trustee should serve on the Board. As of the date of this SAI, the "Fund Complex" consists of the Trust and the USAA Mutual Fund Trust, also advised by the Adviser.

Name,		Term of		Number of Funds in
	Position(s)			the Fund Complex
Address*		Office** and	Principal Occupation(s) During the Past 5 Years, Other
	Held with			Overseen or to Be
and Date of		Length of	Directorships Held and Experience
	Funds			Overseen by
Birth		Time Served
Trustee**

Independent	Trustees

Robert L.	Trustee and	Trustee since	Institute Analyst, Southwest Research Institute (03/02-	[57]
Mason, Ph.D.	Chairman	inception	01/16), which focuses in the fields of technological
(July 1946)		(June 2017)	research. He was employed at Southwest Research Institute
for 40 years. Dr. Mason brings to the Board particular
experience with information technology matters, statistical
analysis, and human resources as well as over 20 years'
experience as a Board member of the USAA mutual fund
family of funds.

Jefferson C.	Trustee	Trustee since	Senior Managing Director, New York Life Investments,	[57]
Boyce		inception	LLC (1992-2012), an investment manager. Mr. Boyce
(September		(June 2017)	brings to the Board experience in financial investment
1957)			management, and, in particular, institutional and retail
mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational
development, marketing, product development, and money
management as well as four years' experience as a Board
member of the USAA mutual fund family of funds. Mr.
Boyce is also a board member of Westhab, Inc. and Friends
of Teboho, Inc.

Dawn M.	Trustee	Trustee since	Manager of Finance, Menil Foundation, Inc. (05/07-06/11),	[57]
Hawley		inception	which is a private foundation that oversees the assemblage
(February		(June 2017)	of sculptures, prints, drawings, photographs, and rare
1954)			books. Director of Financial Planning and Analysis and
Chief Financial Officer, AIM Management Group, Inc.
(10/87-01/06). Ms. Hawley brings to the Board experience
in financial investment management and, in particular,
institutional and retail mutual funds, variable annuity
products, broker dealers, and retirement programs,
including experience in financial planning, budgeting,
accounting practices, and asset/liability management
functions including major acquisitions and mergers, as well
as over three years of experience as a Board member of the
USAA mutual fund family of funds.

Paul L.	Trustee	Trustee since	Director, Cantor Opportunistic Alternatives Fund, LLC	[57]
McNamara		inception	(03/10-02/14), which is a closed-end fund of funds by
(July 1948)		(June 2017)	Cantor Fitzgerald Investment Advisors, LLC. Mr.
McNamara retired from Lord Abbett & Co. LLC, an
independent U.S. investment management firm, as an
Executive Member on 09/30/09, a position he held since
10/02. He had been employed at Lord Abbett since 1996.
Mr. McNamara brings to the Board extensive experience
with the financial services industry and, in particular,
institutional and retail mutual fund markets, including
experience with mutual fund marketing, distribution, and
risk management, as well as overall experience with
compliance and corporate governance issues. Mr.
McNamara also has experience serving as a fund director as
well as five years' experience as Board member of the
USAA mutual fund family of funds. Paul L. McNamara is
of no relation to Daniel S. McNamara.

Barbara B.	Trustee	Trustee since	Senior Associate Dean of Degree programs at Jesse H.	[57]
Ostdiek Ph.D.		inception	Jones Graduate School of Business at Rice University
(March 1964)		(June 2017)	(07/13-present); Associate Professor of Finance at Jesse H.
Jones Graduate School of Business at Rice University
(07/01-present); Academic Director, El Paso Corporation
Finance Center at Jesse H. Jones Graduate School of
Business at Rice University (07/02-06/12). Dr. Ostdiek
brings to the Board particular experience with financial
investment management, education, and research as well as
over nine years' experience as a Board member of the
USAA mutual fund family of funds.

Michael F.	Trustee	Trustee since	President of Reimherr Business Consulting (05/95-present),	[57]
Reimherr		inception	which performs business valuations of large companies to
(August		(June 2017)	include the development of annual business plans, budgets,
1945)			and internal financial reporting. Mr. Reimherr brings to the
Board particular experience with organizational
development, budgeting, finance, and capital markets as
well as over 17 years' experience as a Board member of the
USAA mutual fund family of funds.

Richard Y.	Trustee	Trustee since	Managing partner, Pioneer Partnership Development Group	[57]
Newton III		inception	(12/15-present); Executive Director, The Union League
(January		(June 2017)	Club of New York (06/14-11/15); Executive Vice
1956)			President, Air Force Association (08/12-05/14); Lieutenant
General, United States Air Force (01/08-06/12). Lieutenant
General Newton (Ret.) served 34 years of active duty in the
United States Air Force. Lt. Gen. Newton retired as the
Assistant Vice Chief of Staff and Director of Air Staff at the
Headquarters of the U.S. Air Force where he was
responsible for overseeing the administration and
organization of the Air Staff, which develops policies, plans and programs, establishes requirements, and provides
resources to support the Air Force's mission. Lt. Gen.
Newton brings to the Board extensive management and
military experience. Lt. Gen. Newton is a graduate of the
United States Air Force Academy, Webster University, and
The National War College.

*The address for each Independent Trustee is USAA Asset Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

**Under the Trust's organizational documents, each Trustee serves as a Trustee of the Trust during the lifetime of the Trust and until its termination except as such Trustee sooner dies, becomes physically or mentally incapacitated by reason of disease or otherwise, or is otherwise unable to serve, resigns, retires or is removed. However, pursuant to a policy adopted by the Board, each elected or appointed Independent Trustee may serve as a Trustee until the Trustee either reaches age 72 or has served 20 years, and the Interested Trustee may serve as a Trustee until the Trustee either reaches age 65 or has served 20 years. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that as a result at least two- thirds of the Trustees have been elected by the shareholders.

Trustees and officers of the Trust who are employees of the Manager or affiliated companies are considered "interested persons" under the 1940 Act.

		Term of		Number of Funds
Name,	Position(s)			in the Fund
		Office** and	Principal Occupation(s) During the Past 5 Years,
Address* and	Held with			Complex Overseen
		Length of	Other Directorships Held and Experience
Date of Birth	Funds			or to Be Overseen
Time Served
by Trustee**

Interested Trustee
Daniel S.	Trustee,	Trustee since	President of Financial Advice & Solutions Group	[57]
McNamara	President, and	inception	(FASG), USAA (02/13-present); Director of USAA
(June 1966)	Vice Chairman	(June 2017),	Asset Management Company (AMCO) (08/11-
		President,	present); Director of USAA Investment
		and Vice	Management Company (IMCO) (09/09-present);
		Chairman	President, IMCO (09/09-04/14); President, AMCO
		since January	(08/11-04/13); President and Director of USAA
		2012	Shareholder Account Services (SAS) (10/09-
present); Senior Vice President of USAA Financial
Planning Services Insurance Agency, Inc. (FPS)
(04/11-present); Director of FPS (12/13-present);
President and Director of USAA Investment
Corporation (ICORP) (03/10-present); Director of
USAA Financial Advisors, Inc. (FAI) (12/13-
present); President and Director of FAI and FPS
(10/09-04/11). Mr. McNamara brings to the Board
extensive experience in the financial services
industry, including experience as an officer of the
Trust.

Interested Officers
John C. Spear	Vice President	December	Senior Vice President and Chief Investment Officer,	[57]
(May 1964)
		2016	USAA Investments, (03/17-present); Vice President

and Chief Investment Officer, USAA Investments,
(11/16-03/17); Vice President, Long Term Fixed
Income, (05/12–11/16); Vice President, Insurance
Portfolios, (07/01–05/12); Assistant Vice President,
Insurance Portfolios, (11/99-07/01).

John P. Toohey	Vice President	June 2009	Head of Equities, Equity Investments, AMCO	[57]
(March 1968)			(01/12-present); Vice President, Equity Investments,
IMCO (02/09-12/11).

James G.	Secretary	June 2013	Vice President, FASG General Counsel, USAA	[57]
Whetzel			(12/15-present); Assistant Vice President, FASG
(February			General Counsel, USAA (10/13-12/15); Executive
1978)			Director, FASG General Counsel, USAA (10/12-
10/13); Attorney, FASG General Counsel, USAA
(11/08-10/12); Assistant Secretary, USAA family of
funds (04/10-06/13). Director, FPS (03/15-01/16).
Mr. Whetzel also serves as Secretary of IMCO,
AMCO, SAS, and ICORP.

Daniel J.	Assistant	June 2013	Vice President, FASG General Counsel, USAA	[57]
Mavico	Secretary		(09/17-present); Assistant Vice President, Lead
(June 1977)			Securities Attorney, FASG General Counsel, USAA
(11/14-09/17); Executive Director, Lead Securities
Attorney, FASG General Counsel, USAA (04/13-
11/14); Attorney, FASG General Counsel (04/10-
04/13); Associate, Secretary, FAI (05/12-03/15).
Mr. Mavico also serves as Secretary of FAI, FPS
and Assistant Secretary of IMCO, AMCO and SAS.

Roberto	Treasurer	February 2008	Assistant Vice President, Portfolio Accounting/	[57]
Galindo, Jr.			Financial Administration, USAA (12/02-present).
(November			Mr. Galindo also serves as the Fund's Principal
1960)			Financial Officer.

James K.	Assistant	December	Executive Director, Investment and Financial	[57]
De Vries	Treasurer	2013	Administration, AMCO, (04/12-present); Director,
(April 1969)			Tax, USAA (11/09-04/12).

Stephanie	Chief	February 2013	Assistant Vice President, Compliance Mutual	[57]
Higby	Compliance		Funds, USAA (12/16–present); Executive Director,
(July 1974)	Officer		Institutional Asset Management Compliance, USAA
(04/13-12/16); Director of Compliance, Institutional
Asset Management Compliance, USAA (03/12-
04/13); Compliance Director for USAA Mutual
Funds Compliance, USAA (06/06-02/12);
Compliance Director for USAA ETFs Compliance,
USAA (since 06/17). Ms. Higby also serves as the
Funds' Anti-Money Laundering Compliance Officer
and as the Chief Compliance Officer for AMCO.

*The address of the Interested Trustee and each officer is USAA Asset Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

Committees of the Board

The Board typically conducts regular meetings four or six times a year to review the operations of the Funds in the USAA family of funds. A portion of each of these meetings is devoted to various meetings of the committees of the Board, which focus on particular matters. In addition, the Board may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board has five committees: an Audit and Compliance Committee, a Product Management and Distribution Committee, a Corporate Governance Committee, and an Investments Committee. The duties of these Committees and their membership are as follows:

Audit and Compliance Committee: The Audit and Compliance Committee of the Board, reviews the financial information and the independent auditor's reports and undertakes certain studies and analyses as directed by the Board. The Audit and Compliance Committee has responsibility for the review of the Trust's compliance program and the performance of the Trust's chief compliance officer, and for certain additional compliance matters. Independent Trustees Boyce, Hawley, Mason, P. McNamara, Ostdiek, Reimherr, and Newton are members of the Audit and Compliance Committee.

Product Management and Distribution Committee: The Product Management and Distribution Committee of the Board reviews the USAA Funds offered by the Trust and the respective investment objectives and policies, oversee the distribution and marketing of such USAA Funds, and assists the Board in overseeing certain third-party service providers and related matters. The Product Management and Distribution Committee also provides oversight with respect to the sale and distribution of shares of the USAA Funds. Interested Trustee D. McNamara and Independent Trustees Boyce, Hawley, Mason, P. McNamara, Ostdiek, Reimherr, and Newton are members of the Product Management and Distribution Committee.

Corporate Governance Committee: The Corporate Governance Committee of the Board maintains oversight of the organization, performance, and effectiveness of the Board and the Independent Trustees. The Corporate Governance Committee is responsible for maintaining a policy on Board tenure and term limitations for the Independent Trustees and establishing procedures to identify and recruit potential candidates for Board membership and to recommend candidates to fill any vacancy for Independent Trustees on the Board. The Corporate Governance Committee has adopted procedures to consider nominees recommended by shareholders. The Corporate Governance Committee will consider nominees recommended by shareholders. Shareholders may send recommendations to Mr. Paul McNamara, chairman of the Corporate Governance Committee. To be considered by the Board, any recommendations for a nomination submitted by a shareholder must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. Independent Trustees Boyce, Hawley, Mason, P. McNamara, Ostdiek, Reimherr, and Newton are members of the Corporate Governance Committee.

Investments Committee: The Investments Committee assists the Board in fulfilling its responsibilities overseeing, among other things: the investment programs implemented by AMCO and/or the investment subadvisers for the USAA Funds; AMCO's selection of subadvisers; the performance and portfolio composition of the USAA Funds; and the valuation and liquidity of each USAA Fund's assets. In addition, the Investments Committee coordinates the Board's consideration of investment advisory and underwriting agreements pursuant to Section 15(c) of the 1940 Act. Interested Trustee D. McNamara, and Independent Trustees Boyce, Hawley, Mason, P. McNamara, Ostdiek, Reimherr, and Newton are members of the Investments Committee.

In addition to the previously listed Trustees and/or officers of the Trust who also serve as Directors and/or officers of the Manager, the following individual is an executive officer of the Manager: Brooks Englehardt, President. There are no family relationships among the Trustees, officers, and managerial level employees of the Trust. The following table sets forth the dollar range of total equity securities beneficially owned by the Trustees of the Funds listed in this SAI and in all of the USAA Funds overseen by the Trustees as of the calendar year ended December 31, 2016.

	USAA Core		Aggregate Dollar Range of Equity Securities in All
	Intermediate-Term	USAA Core Short-	Registered Investment Companies Overseen by
	Bond ETF	Term Bond ETF	Trustee in Family of Investment Companies
Interested Trustee

Daniel S. McNamara	None	None	[	]

Independent Trustees

Robert L. Mason, Ph.D.	None	None	[	]

Jefferson C. Boyce	None	None	[	]

Dawn M. Hawley	None	None	[	]

Paul L. McNamara	None	None	[	]

Barbara B. Ostdiek, Ph.D.	None	None	[	]

Michael F. Reimherr	None	None	[	]

Richard Y. Newton III*	n/a	n/a	n/a

*Mr. Newton was not a Trustee of any Fund in the Fund Complex as of December 31, 2016.

USAA MSCI USA	USAA MSCI USA	USAA MSCI	USAA MSCI Emerging
Value Momentum	Small Cap Value	International Value	Markets Value
Blend Index ETF	Momentum Blend	Momentum Blend	Momentum Blend
	Index ETF	Index ETF	Index ETF

Interested Trustee

Daniel S. McNamara	None	None	None	None
Independent Trustees

Robert L. Mason, Ph.D.	None	None	None	None

Jefferson C. Boyce	None	None	None	None

Dawn M. Hawley	None	None	None	None
Paul L. McNamara	None	None	None	None

Barbara B. Ostdiek, Ph.D.	None	None	None	None
Michael F. Reimherr	None	None	None	None
Richard Y. Newton III	None	None	None	None

The following table sets forth the estimated compensation (including reimbursement for travel and out-of-pocket expenses) to be paid by the Funds for one fiscal year and the actual compensation paid by the Fund Complex to each of the Independent Trustees for the calendar year ended December 31, 2017, respectively.

	Aggregate
	Compensation from Funds	Total Compensation
Name of Trustee	Listed in this SAI	from the USAA Fund Complex
Interested Trustee

Daniel S. McNamara	None(a)	None(a)
Independent Trustee

Robert L. Mason, Ph.D.	$29,964	$284,660
Jefferson C. Boyce	$25,543	$242,660
Dawn Hawley	$25,964	$246,660
Paul L. McNamara	$25,543	$242,660

Barbara B. Ostdiek, Ph.D.	$24,280	$230,660
Michael F. Reimherr	$24,280	$230,660

Richard Y. Newton III	$24,280	$230,660

(a) Daniel S. McNamara is affiliated with the Trust's investment adviser, AMCO, and, accordingly, receives no remuneration from the Trust or any other fund of the USAA Fund Complex.

No compensation is paid by any Fund to any Trustee who is an officer, or employee of AMCO or its affiliates or of any Subadviser or its affiliates. No pension or retirement benefits are accrued as part of Trust expenses. The Trust reimburses certain expenses of the Trustees who are not affiliated with the Manager or any Subadviser.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of a Fund.

As of [	], the officers and Trustees of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.
The Funds had not commenced operations as of [	], and the Trust does not know of any persons who own of record or beneficially 5% or more of any class of a Fund's shares as of that date.

THE TRUST'S MANAGER

As described in each Fund's prospectus, AMCO is the manager and investment adviser, providing the services under an Investment Management Agreement dated June 14, 2017, with respect to each Fund. AMCO, organized in August 2011, is a wholly owned indirect subsidiary of USAA, a large, diversified financial services institution.

In addition to managing the Trust's assets, AMCO advises and manages the investments of USAA and its affiliated companies. As of [December 31, 2016], total assets under management by AMCO were approximately $[185] billion.

Management Agreement

Under the Management Agreement for investment advisory services, the Manager provides an investment program, carries out the investment policies, and manages (or, with respect to the Index Funds, oversees) the portfolio assets for each of the Funds. The Manager is authorized, subject to the control of the Board of the Trust, to determine the selection, amount, and time to buy or sell securities for each Fund. The Management Agreement authorizes the Manager to retain one or more Subadvisers for the management of all or a portion of a Fund's investment. For Funds managed by a subadviser, the Manager is responsible for monitoring any services furnished pursuant to Subadvisory Agreements and making recommendations to the Board with respect to the retention or replacement of Subadviser(s) and renewal of Subadvisory Agreements.

For the services under the Management Agreement, each Fund has agreed to pay the Manager a fee computed as described under Fund Management in its prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Manager or its affiliates. The Manager has contractually agreed to waive a portion of its management fees in an amount equal to 0.05% of the average daily net assets of each Fund through [date] and the waiver cannot be terminated or reduced without approval of the Fund's Board of Trustees during that term.

As compensation for services provided by the Manager in connection with securities lending activities of each Fund, a lending Fund will pay to the Manager, 1.00% of the investment income (net of any amounts paid to borrowers) on cash collateral and of the loan fees received from borrowers in respect of each securities loan, less custodial and similar expenses relating to such loans other than the portion of such amounts payable by the Fund as fees to a securities lending agent. The Manager has agreed to waive the fee relating to it securities lending services through [ ].

Subadvisory Agreements

The Manager has entered into an Investment Subadvisory Agreement with SSGA FM, under which SSGA FM is primarily responsible for the securities selection, research and trading of the Index Funds' assets in accordance with the Index Funds' investment objectives, policies, and restrictions, subject to the general supervision of the Board and AMCO. SSGA FM is compensated directly by AMCO and not by the Index Fund.

SSGA FM, State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSGA FM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is a subsidiary of State Street Corporation ("State Street"), a publicly held financial holding company. As of December 31, 2016, SSGA FM had approximately $410.71 billion in assets under management. SSGA FM and other advisory affiliates of State Street make up State Street Global Advisors ("SSGA"), the investment management arm of State Street. As of December 31, 2016, SSGA had approximately $2.47 trillion in assets under management.

AMCO pays SSGA FM the following amounts:

Fund	Fee

USAA MSCI USA Value Momentum Blend Index ETF	0.02% flat fee on the net asset value of the Account per annum.
Minimum Annual Fee $450,000*

USAA MSCI USA Small Cap Value Momentum Blend	0.02% flat fee on the net asset value of the Account per annum.
Index ETF	Minimum Annual Fee $450,000*

USAA MSCI International Value Momentum Blend	0.04% on the first $400,000,000
Index ETF	0.03% thereafter
Minimum Annual Fee $450,000*

USAA MSCI Emerging Markets Value Momentum	0.06% on the first $250,000,000
Blend Index ETF	0.04% thereafter
Minimum Annual Fee $450,000*

*For purposes of evaluating the Minimum Annual Fee, assets that are invested in the above Funds shall be considered in aggregate. Any required adjustment to satisfy the Minimum Annual Fee will be applied pro rata to all Funds subject to the aggregation.

*SSGA FM agrees to waive the Minimum Annual Fee for the Funds for the initial twelve (12) month period of investment (the "Waiver Period"). The Waiver Period shall begin effective as of the date of the initial investment. Upon the expiration of the Waiver Period, the Minimum Annual Fee for the Funds shall be reinstituted. Minimum Annual Fee will be assessed at the end of the calendar year and will be pro-rated for any period that is less than full calendar year.

Administration and Operating Services Agreement

Under an Administration and Operating Services Agreement, the Manager is obligated on a continuous basis to provide, or arrange for the provision of, certain administrative and operational services which are necessary for the day-to-day operations of the Funds in the manner and on the terms and conditions of the Agreement. AMCO will generally assist in all aspects of the Funds' operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply supporting documentation for meetings of the Board; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Additionally, under the terms of the Administration and Operating Services Agreement, the Manager has agreed to be responsible for all operating expenses of the Trust, except Rule 12b1 distribution and/or service fees, taxes, brokerage commissions and transaction costs, acquired fund fees and expenses, and extraordinary expenses.

In consideration of the services rendered by AMCO and its agents pursuant to the Administration and Operating Services Agreement, the Funds will pay to AMCO, an annualized fee, which shall be paid monthly, based on the average daily net assets of each Fund as set forth below:

Fund Name	Annual Administration and Operating Services
Fee (% of average daily net assets)

USAA MSCI USA Value Momentum Blend Index ETF	0.10%
USAA MSCI USA Small Cap Value Momentum Blend Index ETF	0.15%
USAA MSCI International Value Momentum Blend Index ETF	0.15%
USAA MSCI Emerging Markets Value Momentum Blend Index ETF	0.20%
USAA Core Short-Term Bond ETF	0.15%
USAA Core Intermediate-Term Bond ETF	0.15%

We also may delegate one or more of our responsibilities to others at our expense.

After an initial two-year period, the continuance of the Management Agreement and Subadvisory Agreement, with respect to each Fund, must be specifically approved at least annually (i) by a vote of the outstanding voting securities of the Funds (as defined by the 1940 Act) or by the Board (on behalf of such Funds) and (ii) by vote of a majority of the Independent Trustees of the Trust cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated without penalty at any time by either the Trust or AMCO on 60 days' written notice, and each will automatically terminate in the event of its assignment (as defined by the 1940 Act). The Subadvisory Agreement may be terminated without penalty with respect to a Fund at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of a Fund (as defined in the 1940 Act) on 60 days' written notice; by AMCO on 30 days' written; or by the applicable Subadviser on 90 days' written notice. The Subadvisory Agreement will automatically terminate in the event of its assignment (as defined by the 1940 Act). From time to time, the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund.

Securities Lending Activities

Citibank, N.A ("Citi") serves as the securities lending agent to the Funds. The Funds had not commenced operations as of the date of this SAI, and as such, the Funds had not engaged in any securities lending activities nor has Citi provided any securities lending services to the Funds.

Codes of Ethics

The Funds, the Manager, the Distributor, and each Subadviser have adopted an Investment Code of Ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities, including securities that may be purchased or held by a Fund, but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Trust's Board reviews the administration of the Codes of Ethics at least annually and receives certifications from the Manager and each Subadviser regarding compliance with their respective codes of ethics.

While the officers and employees of the Manager, as well as those of the Trust, may engage in personal securities transactions, there are certain restrictions in the procedures in the Investment Code of Ethics adopted by the Manager and the Funds. These Codes of Ethics are designed to ensure that the shareholders' interests come before those of the individuals who manage their Funds. The Codes of Ethics require the portfolio manager and other employees with access information about the purchase or sale of securities by a Fund to abide by the Code of Ethics requirements before executing permitted personal trades.

Copies of the Code of Ethics for the Funds' Manager as well as each subadviser have been filed with the SEC and are available for public review.

PROXY VOTING POLICIES AND PROCEDURES

The Board has delegated to the Manager authority to vote on proposals presented to shareholders of portfolio securities held by the Funds. The Manager generally will vote on proposals presented to shareholders of portfolio securities held by the Funds. However, the Manager reserves the right not to vote on such proposals where it determines that the cost of exercising voting rights on behalf of a Fund exceeds the benefit of exercising such voting rights. In addition, the Manager generally will not vote on proposals presented to shareholders with respect to foreign securities that are on loan under a Fund's securities lending program. In this connection, the Manager has determined that the potential return from lending such securities generally is more advantageous to a Fund than recalling such securities from the borrower to exercise voting rights with respect thereto. In addition, the Manager generally will not vote on proposals presented to shareholders with respect to foreign securities that are subject to share blocking where the foreign company prevents the sale of shares for a certain period of time around the shareholder meeting. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions typically outweighs the advantages of voting at the shareholder meeting. The Manager has retained Institutional Shareholder Services, Inc. ("ISS") formerly RiskMetrics Group to receive proxy statements, provide voting recommendations, vote shares according to our instructions, and to keep records of our votes on behalf of the Funds. ISS has developed a set of criteria for evaluating and making recommendations on proxy voting issues (for example, elections of boards of directors or mergers and reorganizations). These criteria and general voting recommendations are set forth in the ISS Proxy Voting Guidelines and as customized by the Manager with respect to certain matters.

The Manager retains the authority to determine the final vote for securities held by the Funds. To avoid any improper influence on the Manager's voting decisions, the Manager generally will follow the voting recommendations of ISS, except as briefly described below. Before any voting deadline, ISS will provide the Manager's Head of Equity Investments (or his or her delegate) with a summary of the proposal and a recommendation based on the ISS Guidelines. In evaluating ISS's recommendations, the Manager may consider information from many sources, including the Funds' portfolio managers, the Manager's Investment Strategy Committee (ISC), the management of a company presenting a proposal, shareholder groups, and other sources. The Manager believes that the recommendation of management should be given weight in determining how to vote on a particular proposal. The Manager's Head of Equity Investments will then review ISS's recommendations, and if he or she determines that it would be in the Funds' best interests to vote the shares contrary to ISS's recommendation, he or she must determine, based on reasonable inquiry, whether any material conflict of interest exists between the Funds, on the one hand, and the Manager, the Funds' principal underwriter, or any person who is an affiliated person of the Funds, the Manager, or the Funds' principal underwriter, on the other. If a material conflict of interest is determined to exist, the Head of Equity Investments may vote contrary to ISS's recommendation only if the proposed voting recommendation of the Head of Equity Investments is reviewed by the Manager's ISC, which will determine how to vote the particular proxy. With respect to any such proxy votes, the information prepared by the Manager's Investment Strategy Committee regarding any material conflict of interest identified will be summarized and presented to the Funds' Board at the next regularly scheduled meeting of the Board. The Manager's Investment Strategy Committee also may establish certain proxy voting procedures for votes on certain matters that will override any ISS recommendation.

[Copies of the Manager's proxy voting policies and procedures are available without charge (i) by calling [(800) 531-USAA (8722)];

(ii)at usaa.com; and (iii) on the SEC's website at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities will be available (i) without charge at usaa.com; and (ii) on the SEC's website at http://www.sec.gov.

Unless and until SSGA FM is otherwise directed in writing by AMCO or the Board, AMCO will vote proxies with respect to a Fund Account's securities or otherwise in accordance with AMCO's proxy voting guidelines.

DISTRIBUTION SERVICES

Distribution and Service Fees

Rule 12b-1 under the 1940 Act permits funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Because any fees under a Rule 12b-1 plan are paid out of assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the plan, the Funds may pay annual fees of up to 0.25% of the Fund's average daily net assets attributable to the shares to the Distributor for distribution and individual shareholder services, including past distribution services. However, the Board has not authorized payment of a 12b-1 plan fee by the Funds at this time. The 12b-1 plan fee may only be imposed when the Board determines that it is in the best interest of shareholders to do so.

Other Compensation to Financial Intermediaries

The Manager, the Funds' distributor, and their affiliates may make payments to financial intermediaries for distribution and related services. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by financial intermediaries for their sales activities with respect to a Fund, such as preparing, printing, and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well inclusion of a Fund on certain select or recommended lists; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about a Fund, and sponsorship of sales meetings, which may include covering costs of providing speakers. The distributor may sponsor seminars and conferences designed to educate financial intermediaries about a Fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to educate financial intermediaries about a Fund and help defray the costs associated with offering a Fund. These payments may create a conflict of interest by influencing the financial intermediary to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information. The amount of any payments described by this paragraph is determined by us or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor and do not affect the total expense ratio of the Fund.

PORTFOLIO MANAGER DISCLOSURE

Other Accounts Managed by AMCO

The following table sets forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended August 31, 2017.

Registered Investment Companies#

of Accts

Total Assets (millions)

Name of Portfolio Manager

USAA Core Short-Term

Bond Fund

Brian W. Smith

Julianne Bass

Kurt Daum

John Spear

USAA Core Intermediate-

Term Bond Fund

Brian W. Smith

Julianne Bass

Kurt Daum

John Spear

USAA MSCI USA Value

Momentum Blend Index

ETF

Wasif A. Latif

Lance Humphrey

USAA MSCI USA Small

Cap Value Momentum

Blend Index ETF

Wasif A. Latif

Lance Humphrey

USAA MSCI

International Value

Momentum Blend Index

ETF

Wasif A. Latif

Lance Humphrey

USAA MSCI Emerging

Markets Value

Momentum Blend Index

ETF

Wasif A. Latif

Number of Other Accounts Managed

and Assets by Account Type

Other Pooled Investment Vehicles	Other Accounts
# of Accts	# of Accts
Total Assets (millions)	Total Assets (millions)
-	-
-	-
-	-
-	-

Lance Humphrey

Conflicts of Interest: The portfolio managers provide portfolio management services only to investment companies in the USAA retail fund family and also may advise other accounts managed by AMCO (including proprietary accounts managed for AMCO or its affiliates, such as accounts of AMCO's affiliated insurance companies). Portfolio managers make investment decisions for the accounts they manage based on each account's investment objective, permissible investments, cash flow and other relevant investment considerations that they consider applicable to that account. Therefore, portfolio managers could purchase or sell securities for one account and not another account, or can take similar action for two portfolios at different times, even if the portfolios have the same investment objective and permissible investments.

Potential conflicts of interest may arise because of a portfolio manager's management of one or more Funds and other accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as AMCO or a portfolio manager may be perceived as, among other things, causing accounts to participate in an offering to increase the overall allocation of securities in that offering for AMCO's or the portfolio manager's managed accounts, or to increase the ability to participate in future offerings by the same underwriter or issuer. Aggregated trades, particularly trade orders that were partially filled due to limited availability and allocation of investment opportunities could raise a potential conflict of interest, as AMCO or a portfolio manager may have an incentive to allocate certain securities to preferred accounts. Potential conflicts of interest also may arise when allocating and/or aggregating trades for funds with a performance fee and those without a performance fee. AMCO may aggregate multiple orders for the same security for different funds and other accounts into one single order. To address these potential conflicts of interest, AMCO has adopted detailed procedures regarding the allocation of client orders, and such transactions must be allocated to funds and other accounts in a fair and equitable manner.

The performance of each Fund also is periodically reviewed by AMCO's ISC, and portfolio managers have the opportunity to explain the reasons underlying a Fund's performance. The ISC and the Board also routinely review and compare the performance of the Funds with the performance of other funds with the same investment objectives and permissible investments.

As discussed above, AMCO has policies and procedures intended to minimize potential conflicts of interest arising from portfolio managers advising multiple funds and other accounts. The compliance department monitors a variety of areas to ensure compliance with the Funds Compliance Program written procedures, including monitoring each fund's compliance with its investment restrictions and guidelines, and monitoring and periodically reviewing or testing transactions made on behalf of multiple funds to seek to ensure compliance with the USAA Funds Compliance Program written policies and procedures.

Compensation: AMCO's compensation structure for portfolio managers includes a base salary, a performance-based bonus, a holiday bonus, and both a short-term and long-term corporate bonus. The portfolio managers are officers of AMCO, and their base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager's annual evaluation and interim evaluation, or if the portfolio manager is promoted.

Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Fund(s) managed by the portfolio manager relative to predetermined benchmark(s) over one-, three- and five-year periods (adjustable up or down by up to 20% in the discretion of the portfolio manager's supervisor). The benchmark for some Funds is a broad-based market index or a composite of broad-based market indexes. Other Funds use as their benchmark the applicable Lipper or iMoneyNet, Inc. category. Greater weight generally is placed on the five-year performance of the Fund relative to its benchmark.

Portfolio managers whose incentive payments are based upon comparisons to the universe of funds within a Lipper category will receive incentive payments under this plan only if the Funds they manage are at or above the 55th percentile compared to their industry peers, and the incentive payment increases the higher the Fund's relative ranking in its peer universe rises over a one- or up to a five-year measurement period.

Oversight of the portfolio managers' compensation, including selection of benchmarks, is provided by a committee and by the governing document—the Variable Pay Plan ("VPP"). The VPP is administered by the VPP Committee. The VPP Committee includes representatives from management, corporate finance, legal, and human resources. Additional oversight is provided by the ISC, through review of new investments and periodic presentations by portfolio management. USAA's philosophical position is to measure performance both on an enterprise and individual basis. As such, portfolio managers, similar to other USAA executives, also are measured against USAA's enterprise performance. Including portfolio managers in the enterprise program reinforces collective accountability for enterprise goals and reinforces focus on USAA's mission.

Subject to the Board of Directors' of USAA (the parent company of AMCO) ("USAA Board of Directors") approval, portfolio managers and all other employees may be provided a holiday bonus equivalent to two weeks' salary. The USAA Board of Directors reviews and determines whether or not to approve the holiday bonus at its November meeting.

Portfolio managers also are eligible to receive an annual corporate bonus based on the attainment of certain corporate performance metrics. The corporate bonus is available to all USAA employees, and is awarded as a percentage of each employee's base salary, as determined by the USAA Board of Directors.

In addition, portfolio managers are eligible to receive bonuses under the enterprise's Long-Term Bonus Plan ("LTBP"). The LTBP measures performance over a three-year period based on achieving enterprise-level goals over three annual performance cycles. Similar to the corporate bonus, the long-term bonus is awarded as a percentage of the portfolio manager's salary, as determined by the USAA Board of Directors.

A LTBP bonus is awarded annually, but is subject to two additional adjustments for each of the two subsequent plan years based on the achievement of enterprise-level goals for the applicable years. As part of USAA's pay for performance philosophy, the initial LTBP award for a plan year also may be reduced or eliminated if the individual's performance or other issues warrant an adjustment. For subsequent adjustments (second and third year adjustments), the awards are subject to downside risk of up to 30% of the long- term balance at the end of each year. During the three-year holding period, the bonus accounts are credited with interest. Oversight regarding achievement of USAA's enterprise results is provided by USAA's Board of Directors.

Portfolio Ownership: As of the date of this SAI, no portfolio managers beneficially own any shares of the Funds.

Other Accounts Managed by SSGA FM

The following table sets forth other accounts for which the Index Funds' portfolio managers were primarily responsible for the day-to- day portfolio management as of the fiscal year ended August 31, 2017.

	Registered		Other Pooled
	Investment				Other Accounts
Investment Vehicles
Companies

	Number	Total	Number	Total	Number	Total
		Assets		Assets		Assets
	of		of		of
Name of Portfolio		(in		(in		(in
	Accounts		Accounts		Accounts
Manager		billions)*		billions)*		billions)*

Melissa Kapitulik

John Law

Emiliano Rabinovich

Karl Schneider

Daniel TenPas

Olga Winner

Conflicts of Interest (SSGA): When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts may arise out of: (a) the portfolio manager's execution of different investment strategies for various accounts; or (b) the allocation of resources or investment opportunities.

A potential conflict of interest may arise as a result of the portfolio managers' responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the respective Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees. The difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another.

SSGA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSGA FM are normally responsible for all accounts within a certain investment discipline and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSGA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to be fair and equitable further evaluation or (iii) retain an independent fiduciary to determine the appropriate vote.

Compensation (SSGA): SSGA's culture is complemented and reinforced by a total rewards strategy that is based on a pay for performance philosophy which seeks to offer a competitive pay mix of base salary, benefits, cash incentives and deferred compensation. Salary is based on a number of factors, including external benchmarking data and market trends, State Street performance, SSGA performance, and individual overall performance. SSGA's Global Human Resources department regularly participates in compensation surveys in order to provide SSGA with market-based compensation information that helps support individual pay decisions. Additionally, subject to State Street and SSGA business results, State Street allocates an incentive pool to SSGA to reward its employees. The size of the incentive pool for most business units is based on the firm's overall profitability and other factors, including performance against risk-related goals. For most SSGA investment teams, SSGA recognizes and rewards performance by linking annual incentive decisions for investment teams to the firm's or business unit's profitability and business unit investment performance over a multi-year period.

Incentive pool funding for most active investment teams is driven in part by the post-tax investment performance of fund(s) managed by the team versus the return levels of the benchmark index(es) of the fund(s) on a one-, three- and, in some cases, five-year basis. For most active investment teams, a material portion of incentive compensation for senior staff is deferred over a four-year period into the SSGA Long-Term Incentive ("SSGA LTI") program. For these teams, The SSGA LTI program indexes the performance of these deferred awards against the post-tax investment performance of fund(s) managed by the team. This is intended to align our investment team's compensation with client interests, both through annual incentive compensation awards and through the long-term value of deferred awards in the SSGA LTI program. For the passive equity investment team, incentive pool funding is driven in part by the post- tax 1- and 3-year tracking error of the funds managed by the team against the benchmark indexes of the funds. The discretionary allocation of the incentive pool to the business units within SSGA is influenced by market-based compensation data, as well as the overall performance of each business unit. Individual compensation decisions are made by the employee's manager, in conjunction with the senior management of the employee's business unit. These decisions are based on the overall performance of the employee and, as mentioned above, on the performance of the firm and business unit. Depending on the job level, a portion of the annual incentive may be awarded in deferred compensation, which may include cash and/or Deferred Stock Awards (State Street stock), which typically vest over a four-year period. This helps to retain staff and further aligns SSGA employees' interests with SSGA clients' and shareholders' long-term interests. SSGA recognizes and rewards outstanding performance by:

•Promoting employee ownership to connect employees directly to the company's success.

•Using rewards to reinforce mission, vision, values and business strategy.

•Seeking to recognize and preserve the firm's unique culture and team orientation.

•Providing all employees the opportunity to share in the success of SSGA.

Portfolio Ownership: As of the date of this SAI, no portfolio managers beneficially own any shares of the Funds.

PORTFOLIO HOLDINGS DISCLOSURE

The portfolio holdings of the Funds, which will form the basis for the calculation of NAV of shares on a business day, are publicly disseminated prior to the opening of trading on the Exchange that business day through financial reporting or news services, including on usaa.com. In addition, for all Funds, each business day a portfolio composition file, which displays the Deposit Securities and Cash Component, is publicly disseminated prior to the opening of the Exchange via the NSCC.

The Board also [has] adopted a policy on selective disclosure of portfolio holdings. The Trust's policy is to protect the confidentiality of each Fund's portfolio holdings and prevent the selective disclosure of material non-public information about the identity of such holdings. To prevent the selective disclosure of portfolio holdings of the Funds, the general policy of the Funds is to not disclose any portfolio holdings of the Funds, other than the portfolio holdings filed with the SEC on Form N-CSR (i.e., annual and semiannual 57 reports) and Form N-Q (i.e., quarterly portfolio holdings reports) and any portfolio holdings made available on usaa.com. This general policy shall not apply, however, in the following instances:

•Where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Funds (e.g., auditors, attorneys, and Access Persons under the Funds' Code of Ethics);

•Where the person has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information (e.g., custodians, accounting agents, securities lending agents, Subadvisers, rating agencies, fund evaluation services, such as Lipper, Inc. and proxy voting agents);

•As disclosed in this SAI; and

•As required by law or a regulatory body.

If portfolio holdings are released pursuant to an ongoing arrangement with any party that owes a fiduciary or other duty of trust or confidence to a Fund or has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information, a Fund must have a legitimate business purpose for doing so, and neither a Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund's portfolio holdings. If the applicable conditions set forth above are satisfied, a Fund may distribute portfolio holdings to fund evaluation services such as Lipper and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research. In providing this information to broker-dealers, reasonable precautions are taken to avoid any potential misuse of the disclosed information.

Each Fund also may disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or agreement. Each Fund may provide portfolio holdings information to the following affiliates, subadvisers, vendors, broker-dealers and service providers: (1) certain affiliated entities with common systems access; (2) subadvisers to series of the Trust; (3) master fund advisers; (4) custodians and tax service providers (e.g., State Street Bank and Trust, State Street Global Markets and NTI); (5) securities lending agents (e.g., Citibank); (6) proxy voting and class action filing agents (ISS); (7) trade analytic consultants (e.g., Elkins McSherry LLC); (8) financial statement service providers (e.g., V.G. Reed &Sons, Inc. and RR Donnelley); (9) certain fund evaluation service providers (e.g., Lipper, Inc., Morningstar, Inc., Factset, Bloomberg Finance LP); (10) pricing vendors (e.g., S&P, JJ Kenney & Co., Thompson Financial/Reuters, ValueLine, Yield Book Inc. and IDC) and (11) platform vendors (e.g., Charles River and Fidelity Information Services (FIS)) as well as certain other individuals that owe the Trust a duty of trust and confidence including fund counsel, internal audit, independent auditors, identified NRSROs and executing broker dealers.

Any person or entity that does not have a previously approved ongoing arrangement to receive non-public portfolio holdings information and seeks a Fund's portfolio holdings information that (i) has not been filed with the SEC, or (ii) is not available on usaa.com, must submit its request in writing to the Fund's Chief Compliance Officer ("CCO"), or USAA Legal (FASG) Counsel," or their designee(s), who will make a determination whether disclosure of such portfolio holdings may be made and whether the relevant Fund needs to make any related disclosure in its SAI. A report will be made to each Fund's Board at each quarterly meeting about (i) any determinations made by the CCO or USAA Legal (FASG) Counsel, pursuant to the procedures set forth in this paragraph, and (ii) any violations of the portfolio holdings policy.

Each Fund intends to post its annual and semiannual reports, and quarterly schedules of portfolio holdings on usaa.com (which typically occurs approximately 60 days after the end of each fiscal quarter).

Approximately 31 days after the end of each month, a Fund's portfolio holdings may be delivered to certain independent evaluation and reporting services such as Bloomberg, S&P, and Morningstar.

For the last month of each quarter, after each Fund's top 10 are made available on usaa.com, this information will be delivered to certain independent evaluation and reporting services such as Lipper, S&P, Thomson Financial, and Value Line.

Each business day prior to the opening of trading on the NYSE, the USAA ETFs will post their portfolio holdings that will form the basis of the NAV that day on usaa.com.

In order to address potential conflicts of interest between the interests of a Fund's shareholders, on the one hand, and the interests of the Fund's Manager, principal underwriter, or certain affiliated persons, on the other, the Funds have adopted the policies described above (i) prohibiting the receipt of compensation in connection with an arrangement to make available information about a Fund's portfolio holdings and (ii) requiring certain requests for non-public portfolio holdings information to be approved by the CCO or USAA Legal (FASG) Counsel, and then reported to the Board, including the Independent Trustees.

GENERAL INFORMATION

Custodian and Accounting Agent

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the Trust's custodian and accounting agent. The custodian is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, processing the pricing of the Fund's securities, and collecting interest on the Fund's investments. The accounting agent is responsible for, among other things, calculating each Fund's daily NAV and other recordkeeping functions. In addition, assets of each Fund may be held by certain foreign subcustodians and foreign securities depositories as agents of the custodian in accordance with the rules and regulations established by the SEC.

Counsel

K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006, reviews certain legal matters for the Trust in connection with the shares offered by the prospectuses.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 1700 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the independent registered public accounting firm for the Funds. In this capacity, the firm is responsible for the audits of the annual financial statements of each Fund and reporting thereon.

Underwriter and Distributor

The Trust has an agreement with USAA Investment Management Company ("IMCO"), 9800 Fredericksburg Road, San Antonio, TX 78288, for exclusive underwriting and distribution of each Fund's shares on an agency basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described above. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Exchange Act and a member of FINRA. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Transfer Agent

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105 ("Transfer Agent"), performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include issuing and redeeming shares of the Fund, maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. The Transfer Agent will provide these services only for shareholders who have accounts directly with the Transfer Agent. [For its services under the Transfer Agency Agreement, AMCO on behalf of the shares of each Fund pays the Transfer Agent a fee equal to $15,600 per Fund per year. The fee paid to the Transfer Agent includes processing of all transactions and correspondence.

Index Provider and Disclaimers

THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY AMCO. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF

INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

APPENDIX A – LONG-TERM AND SHORT-TERM DEBT RATINGS

1.Long-Term Debt Ratings: Moody's

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess speculative characteristics.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

CObligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal and interest.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAAAn obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AAAn obligation rated 'AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

AAn obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBBAn obligation rated 'BBB' exhibits adequate protection parameters to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BBAn obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

BAn obligation rated 'B' is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCCAn obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CCAn obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

CAn obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

DAn obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer..

Plus (+) or Minus (-): The ratings from "AA to CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch

AAAHighest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AAVery high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

AHigh credit quality. "A" ratings denote a low expectation of credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBBGood credit quality. "BBB" ratings indicate that expectations of default are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BBSpeculative. "BB" ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments .

BHighly speculative. "B" ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCCSubstantial credit risk. Default is a real possibility.

CC Very high levals of credit risk. Default of some kind appears probable.

C Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a 'C' category rating for an issuer include:

a.the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a

RD

D

material financial obligation;

c. the formal announcement by the issuer or their agent of a distressed debt exchange;

d. a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent

Restricted Default. 'RD' ratings indicate an issuer that in Fitch's opinion has experienced: a. an uncured payment default on a bond, loan or other material financial obligation, but

b. has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and

c. has not otherwise ceased operating.

This would include:

i. the selective payment default on a specific class or currency of debt;

ii.the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

iii.the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

Default. "D" ratings indicate an issuer that in Fitch's opinion has entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure or that has otherwise ceased business.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Dominion

As is the case with all Dominion rating scales, long-term debt ratings provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligations has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories "(high)" and "(low)". The absence of either a "(high)" or "(low)" designation indicates the rating is in the middle of the category.

AAAHighest credit quality. The capacity for payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AASuperior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

AGood credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBBAdequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BBSpeculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B	Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.
CCC/
CC/C	Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C rates are normally applied to obligations that are seen as highly likely to default,

or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

DA financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

Note: (high/low) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating that is essentially in the middle of the category. Note that "high" and "low" grades are not used for the AAA category.

2.Short-Term Debt Ratings: Moody's Corporate and Government

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability to repay short-term debt obligations.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability to repay short-term debt obligations.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability to repay short-term obligations.

NP	Not Prime. Issues do not fall within any of the Prime rating categories.

Moody's Municipal Obligations

MIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody's Demand Obligations

VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P Corporate and Government
A-1	A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+).
This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2	A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BA short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

CA short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

DA short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

S&P Municipal

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3	Speculative capacity to pay principal and interest.
Fitch
F1	Highest credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.
F2	Good credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3	Fair credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

BSpeculative. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near-term adverse changes in financial and economic conditions.

CHigh default risk. Default is a real possibility.

DDefault. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Dominion Commercial Paper

R-1 (high)	Short-term debt rated "R-1 (high)" is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.g.
R-1 (middle)	Short-term debt rated "R-1 (middle)" is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low)	Short-term debt rated "R-1 (low)" is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favourable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high),	Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

R-2 (middle)	Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low)	Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.
R-3	Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
R-4	Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.
R-5	Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

DA financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Dominion rating categories for short-term debt use "high," "middle," or "low" as subset grades to designate the relative standing of the credit within a particular rating category.

APPENDIX B – FOREIGN HOLIDAYS

The dates of the regular holidays in calendar years 2017 and 2018 are as follows (please note that these holiday schedules are subject to potential changes in the relevant securities markets):

2017

Australia

January 2	April 17	December 25
January 26	April 25	December 26
April 14	June 12
Austria

January 6	May 25	October 26	December 26
April 14	June 5	November 1
April 17	June 15	December 8
May 1	August 15	December 25
Belgium

April 14	May 1	December 26
April 17	December 25
Brazil
January 1	April 21	October 12	November 20
February 27	May 1	October 27	December 25
February 28	June 15	November 1
March 1	July 9	November 2
April 14	September 7	November 15
Canada
January 2	May 22	September 4	December 26
February 20	July 3	October 9
April 14	August 7	December 25
Chile
April 13	June 26	September 19	November 1
April 14	August 15	October 9	December 8
May 1	September 18	October 27	December 25

China

January 2	February 1	May 1	October 3
January 27	February 2	May 29	October 4
January 30	April 3	May 30	October 5
January 31	April 4	October 2	October 6
Colombia
January 9	May 29	August 7	December 8
March 20	June 19	August 21	December 25
April 13	June 26	October 16
April 14	July 3	November 6
May 1	July 20	November 13
Czech Republic
April 14	May 8	September 28	December 26
April 17	July 5	November 17
May 1	July 6	December 25
Denmark

April 13	May 12	June 5
April 14	May 25	December 25
April 17	May 26	December 26
Egypt
January 1	April 17	June 25	August 31
January 25	April 25	June 26	September 21
April 16	May 1	July 23	November 30
The Eqyptian market is closed every Friday.
Finland

January 6	May 1	December 6	December 26
April 14	May 25	December 25
April 17	June 23
France

April 14	May 1	December 26
April 17	December 25
Germany

April 14	May 1	October 3	December 25
April 17	June 5	October 31	December 26
68

Greece

January 6	April 17	August 15
February 27	May 1	December 25
April 14	June 5	December 26
Hong Kong

January 2	April 14	May 30	December 25
January 30	April 17	October 2	December 26
January 31	May 1	October 5
April 4	May 3
Hungary
March 15	May 1	November 1
April 14	June 5	December 25
April 17	October 23	December 26
India
January 26	April 4	August 17	December 25
February 24	April 14	August 25
March 13	June 26	October 2
March 28	August 15	October 19
Indonesia
January 2	May 11	June 28	September 21
March 28	May 25	June 29	December 1
April 14	June 1	June 30	December 25
April 24	June 26	August 17	December 26
May 1	June 27	September 1
Ireland

January 2	May 1	December 25
April 14	June 5	December 26
April 17	December 22	December 29

Israel

March 12	April 17	September 20	October 10
April 10	May 1	September 21	October 11
April 11	May 2	October 4	October 12
April 12	May 30	October 5
April 13	May 31	October 8
April 16	August 1	October 9

The Israeli market is closed every Friday.

Italy

April 14	May 1	December 25
April 17	August 15	December 26
Japan

January 2	May 3	August 11	November 23
January 3	May 4	September 18
January 9	May 5	October 9
March 20	July 17	November 3
Korea

January 27	May 5	October 5	December 29
January 30	June 6	October 6
March 1	August 15	October 9
May 1	October 3	December 20
May 3	October 4	December 25
Malaysia
January 2	Febrluary 9	June 26	September 21
January 27	May 1	June 27	October 18
January 30	May 10	August 31	December 1
February 1	June 12	September 1	December 25
Mexico
February 6	April 14	November 20
March 20	May 1	December 12
April 13	November 2	December 25

Netherlands

April 14	May 1	December 26
April 17	December 25
New Zealand

January 2	April 14	June 5	December 25
January 3	April 17	October 23	December 26
February 6	April 25
Norway

April 12	April 17	May 25	December 26
April 13	May 1	June 5
April 14	May 17	December 25
Pakistan
January 2	June 26	August 14
March 23	June 27	September 1
May 1	June 28	September 29
Peru
April 13	June 29	November 1
April 14	July 28	December 8
May 1	August 30	December 25
Philippines
January 2	May 1	August 28	November 30
April 13	June 12	October 31	December 25
April 14	August 21	November 1
Poland
January 6	May 1	August 15	December 26
April 14	May 3	November 1
April 17	June 15	December 25
Portugal

April 14	May 1	December 26
April 17	December 25
Qatar
January 1	March 5	June 27	December 18
February 14	June 25	September 3

The Qatari market is closed every Friday.

Russia

January 2	March 8	May 8	June 12
February 23	May 1	May 9	November 6
Singapore

January 2	April 14	June 26	October 18
January 27	May 1	August 9	December 25
January 30	May 10	September 1
South Africa
January 2	April 17	June 16	December 25
March 21	April 27	August 9	December 26
April 14	May 1	September 25
Spain

April 14	May 1	December 26
April 17	December 25
Sweden

January 5	April 17	June 6	December 26
January 6	May 1	June 23
April 13	May 24	November 3
April 14	May 25	December 25
Switzerland

January 2	May 1	August 1
April 14	May 25	December 25
April 17	June 5	December 26
Taiwan
January 2	Januayr 31	April 4	October 9
January 25	February 1	May 1	October 10
January 26	February 27	May 29
Januayr 27	Februayr 28	May 30
January 30	April 3	October 4
Thailand
January 2	April 13	July 10	December 11
January 3	May 1	August 14
February 13	May 5	October 23
April 6	May 10	December 5
72

Turkey
May 1	June 26	August 30	September 1
May 19	June 27	August 31	September 4
United Arab Emirates
January 1	June 25	August 31	November 30
April 24	June 26	September 21	December 3

The United Arab Emirates market is closed every Friday.

The United Kingdom

January 2	May 1	December 25
April 14	May 29	December 26
April 17	August 28
2018
Australia

Austria

Belgium

Brazil

Canada

Chile

China

Colombia

Czech Republic

Denmark

Egypt

The Eqyptian market is closed every Friday.

Finland

France

Germany

Greece

Hong Kong

Hungary

India

Indonesia

Ireland

Israel

The Israeli market is closed every Friday.

Italy

Japan

Korea

Malaysia

Mexico

Netherlands

New Zealand

Norway

Pakistan

Peru

Philippines

Poland

Portugal

Qatar

The Qatari market is closed every Friday.

Russia

Singapore

South Africa

Spain

Sweden

Switzerland

Taiwan

Thailand

Turkey

United Arab Emirates

The United Arab Emirates market is closed every Friday.

The United Kingdom

Redemption: The longest redemption cycle for the Funds is a function of the longest redemption cycle among the countries whose stocks are held by a Fund.

In calendar years 2017 and 2018, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycle for the Funds as follows:

[2017]

[2018]

xxxxx-xx17

USAA ETF TRUST
Item 28.		PART C. OTHER INFORMATION

a	Exhibits	USAA ETF Trust First Amended and Restated Master Trust Agreement dated June 8, 2017. (1)

b		By-Laws of USAA ETF Trust dated June 8, 2017. (1)
c		None other than provisions contained in Exhibits (a) and (b) above
d	(i)	Management Agreement dated June 14, 2017. (1)
	(ii)	Amendment to Schedule A to Management Agreement dated August 4, 2017. (2)
	(ii)	Form of Investment Subadvisory Agreement between AMCO and SSGA Funds Management, Inc. (1)
e	(i)	Underwriting Agreement dated June 14, 2017. (1)
	(ii)	Amendment to Schedule A to Underwriting Agreement dated August 4, 2017 (2)
	(ii)	Form of Authorized Participant Agreement (1)
f		Not Applicable
g	(i)	Custodian Agreement dated July 18, 2017. (filed herewith)
	(ii)	Amendment 1 to Custodian Agreement dated August 10, 2017. (filed herewith)
h	(i)	Administration and Operating Services Agreement dated June 14, 2017. (1)
	(ii)	Transfer Agency and Services Agreement dated July 18, 2017. (filed herewith)
	(iii)	Sublicense Agreement between AMCO and USAA ETF Trust dated June 14, 2017. (1)
	(iv)	Master Revolving Credit Facility Agreement with USAA Capital Corporation (filed by amendment)
	(v)	Amendment to Schedule A to Administration and Operating Services Agreement dated August 4, 2017. (2)
	(vi)	Amendment 1 to Transfer Agency and Services Agreement dated August 10, 2017. (filed herewith)
i		Opinion and Consent of Counsel (filed by amendment)
j		Consent of Independent Registered Public Accounting Firm (filed by amendment)
k		Omitted Financial Statements - Not Applicable
l		Subscriptions and Investment Letters
Subscription and Investment Letter (1)
m		12b-1 Plans. (1)
n		18f-3 Plans – Not Applicable
p		Code of Ethics
	(i)	USAA Investments dated June 14, 2017. (1)
	(ii)	State Street Global Advisors dated November 1, 2016. (1)
q		Powers of Attorney

Powers of Attorney for Daniel S. McNamara, Michael Reimherr, Robert L. Mason, Barbara Ostdiek, Paul L. McNamara, Dawn M. Hawley, Jefferson C. Boyce, Richard Y.Newton III, and Roberto Galindo, Jr. dated June 14, 2017. (1)

1Previously filed with the Registrant (No. 333-219187) with the Securities and Exchange Commission on July 6, 2017.

2Previously filed with the Registrant (No. 333-219187) with the Securities and Exchange Commission on August 21, 2017.

Item 29. Persons Controlled by or Under Common Control with the Registrant

Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Trustees and Officers of the Trust" in the Statement of Additional Information.

Item 30. Indemnification

Protection for the liability of the adviser and underwriter and for the officers and trustees of the Registrant is provided by two methods:

(a)[The Trustee and Officer Liability Policy. This policy covers all losses incurred by the Registrant, its adviser, and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of any Fund by reason of any alleged negligent act, error, or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant. The Trust will not pay for such insurance to the extent that payment therefor is in violation of the Investment Company Act of 1940, as amended (the "1940 Act") or the Securities Act of 1933 (the "Securities Act").]

(b)Indemnification Provisions under First Amended and Restated Master Trust Agreement. Under Article VI of the Registrant's First Amended and Restated Master Trust Agreement, each of its Trustees, officers, employees or any person serving at the Registrant's request as directors, officers, trustees, or employees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any claim, action, suit, or other proceeding, whether civil or criminal, or otherwise (including appeals), before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such an officer, director, trustee, or employee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

Expenses, including accountants and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time from the assets of the Registrant and/or from the assets of or allocated to one or more applicable Funds, as applicable, in advance of the final disposition of any such action, suit, or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification. As to any matter disposed of by a compromise payment by any such Covered Person pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the disinterested Trustees who are not parties to the proceeding or (b) by an independent legal counsel in a written opinion. Approval by the Trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the Registrant's First Amended and Restated Master Trust Agreement of the Trust or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Fund Management" and to the section of the Statement of Additional Information captioned "Trustees and Officers of the Trust."

With respect to the certain funds of the Registrant, AMCO currently engages the following subadviser:

(a)SSGA Funds Management, Inc. (SSGA FM), located at State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as the subadviser to the USAA MSCI USA Value Momentum Blend Index ETF, the USAA MSCI USA Small Cap Value Momentum Blend Index ETF, the USAA MSCI International Value Momentum Blend Index ETF, and the USAA MSCI Emerging Markets Value Momentum Blend Index ETF. The information required by this Item 31with respect to each director and officer of SSGA is incorporated herein by reference to SSGA's current Form ADV as amended and filed with the SEC.

Item 32. Principal Underwriters

(a)USAA Investment Management Company ("IMCO") acts as principal underwriter and distributor of the Registrant's shares on a best- efforts basis and receives no fee or commission for its underwriting services.

(b)Following is information concerning directors and executive officers of IMCO.

Name and Principal	Business Address	Position and Offices	Position and
		with Underwriter	Offices with Fund

Daniel S. McNamara	9800 Fredericksburg Road	Chairman of the Board of	President, Trustee and Vice
	San Antonio, TX 78288	Directors	Chairman of the Board of
Trustees
Brandon Carter	9800 Fredericksburg Road	President and Director	None
San Antonio, TX 78288
Brooks Englehardt	9800 Fredericksburg Road	Director	None
San Antonio, TX 78288
Robert Landry	9800 Fredericksburg Road	Assistant Vice President,	None
	San Antonio, TX 78288	Chief Investment Officer
James G. Whetzel	9800 Fredericksburg Road	Vice President, Secretary and	Secretary
	San Antonio, TX 78288	Counsel
Daniel J. Mavico	9800 Fredericksburg Road	Assistant Vice President,	Secretary
	San Antonio, TX 78288	Assistant Secretary
Diana Dominquez	9800 Fredericksburg Road	Senior Financial Officer,	None
	San Antonio, TX 78288	Treasurer
David H. Smith	9800 Fredericksburg Road	Assistant Vice President,	None
	San Antonio, TX 78288	Broker Dealer Compliance &
Chief Compliance Officer
(c) Not Applicable

Item 33. Location of Accounts and Records

The following entities prepare, maintain, and preserve the records required by Section 31(a) of the 1940 Act for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

USAA Asset Management Company

9800 Fredericksburg Road

San Antonio, Texas 78288

USAA Investment Management Company

9800 Fredericksburg Road

San Antonio, Texas 78288

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street

Boston, Massachusetts 02111

(records relating to its functions as the subadviser with respect to the USAA MSCI USA Value Momentum Blend Index ETF, the USAA MSCI USA Small Cap Value Momentum Blend Index ETF, the USAA MSCI International Value Momentum Blend Index ETF, and the USAA MSCI Emerging Markets Value Momentum Blend Index ETF)

Item 34. Management Services

Not Applicable.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas on the 21st of September, 2017.

USAA ETF TRUST

By:

*

Daniel S. McNamara

President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

(Signature)	(Title)	(Date)

*

Robert L. Mason

*

Daniel S. McNamara

*

Roberto Galindo, Jr.

*

Dawn M. Hawley

*

Jefferson C. Boyce

*

Paul L. McNamara

*

Richard Y.Newton

*

Barbara B. Ostdiek

*

Michael F. Reimherr

*By : /s/ James G. Whetzel

_____________________________

Chairman of the Board of Trustees

Vice Chairman of the Board of Trustees and President (Principal Executive Officer)

Treasurer

(Principal Financial and Accounting Officer)

Trustee

Trustee

Trustee

Trustee

Trustee

Trustee

* James G. Whetzel, under the Powers of Attorney dated June 14, 2017, incorporated herein and filed herewith on July 6, 2017.

EXHIBIT INDEX
	Exhibit	Item
g	(i)	Custodian Agreement dated July 18, 2017.
h	(ii)	Amendment 1 to Custodian Agreement date August 10, 2017.
	(ii)	Transfer Agency and Services Agreement dated July 18, 2017.
	(vi)	Amendment 1 to Transfer Agency and Services Agreement dated August 10, 2017.